UNITED  STATES  SECURITIES  AND  EXCHANGE  COMMISSION
WASHINGTON,  D.C.  20549

FORM  N-CSR

CERTIFIED  SHAREHOLDER  REPORT  OF  REGISTERED
MANAGEMENT  INVESTMENT  COMPANIES

INVESTMENT  COMPANY  ACT  FILE  NUMBER              811-04087
                                       ------------------------------------

EXETER  FUND,  INC.
---------------------------------------------------------------------------
(EXACT  NAME  OF  REGISTRANT  AS  SPECIFIED  IN  CHARTER)


1100  CHASE  SQUARE,   ROCHESTER,  NY                14604
----------------------------------------------------------------------------
(ADDRESS  OF  PRINCIPAL  EXECUTIVE  OFFICES)         (ZIP  CODE)


B.  REUBEN  AUSPITZ     1100  CHASE  SQUARE,   ROCHESTER,  NY  14604
-----------------------------------------------------------------------------
(NAME  AND  ADDRESS  OF  AGENT  FOR  SERVICE)


REGISTRANT'S  TELEPHONE  NUMBER,  INCLUDING  AREA  CODE:     585-325-6880
                                                        ---------------------


DATE  OF  FISCAL  YEAR  END:                      OCTOBER  31,  2004
                            -------------------------------------------------


DATE  OF  REPORTING  PERIOD:    NOVEMBER  1,  2003  THROUGH  APRIL  30,  2004
                            -------------------------------------------------

FORM N-CSR IS TO BE USED BY MANAGEMENT INVESTMENT COMPANIES TO FILE REPORTS WITH THE COMMISSION NOT LATER THAN 10 DAYS AFTER THE TRANSMISSION TO STOCKHOLDERS OF ANY REPORT THAT IS REQUIRED TO BE TRANSMITTED TO STOCKHOLDERS UNDER RULE 30E-1 UNDER THE INVESTMENT COMPANY ACT OF 1940 (17 CFR 270.30E-1). THE COMMISSION MAY USE THE INFORMATION PROVIDED ON FORM N-CSR IN ITS REGULATORY, DISCLOSURE REVIEW, INSPECTION, AND POLICYMAKING ROLES.

A REGISTRANT IS REQUIRED TO DISCLOSE THE INFORMATION SPECIFIED BY FORM N-CSR, AND THE COMMISSION WILL MAKE THIS INFORMATION PUBLIC. A REGISTRANT IS NOT REQUIRED TO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN FORM N-CSR UNLESS THE FORM DISPLAYS A CURRENTLY VALID OFFICE OF MANAGEMENT AND BUDGET ("OMB") CONTROL NUMBER. PLEASE DIRECT COMMENTS CONCERNING THE ACCURACY OF THE INFORMATION COLLECTION BURDEN ESTIMATE AND ANY SUGGESTIONS FOR REDUCING THE BURDEN TO SECRETARY, SECURITIES AND EXCHANGE COMMISSION, 450 FIFTH STREET, NW, WASHINGTON, DC 20549-0609. THE OMB HAS REVIEWED THIS COLLECTION OF INFORMATION UNDER THE CLEARANCE REQUIREMENTS OF 44 U.S.C. SECTION 3507.

June  29,  2004


To  Shareholders  of  the  following  Series  of  the  Exeter  Fund:

Pro-Blendsm  Conservative  Term  Series
Pro-Blendsm  Moderate  Term  Series
Pro-Blendsm  Extended  Term  Series
Pro-Blendsm  Maximum  Term  Series
Tax  Managed  Series
Equity  Series
Overseas  Series

Dear  Shareholder:

Enclosed is a copy of the Semi-Annual Report for each of the above Series of the Exeter Fund in which you were invested as of April 30, 2004. The reports include information about the Series' performance as well as portfolio listings as of that date.

Please contact our Fund Services department at 1-800-466-3863 if you have any questions about the Semi-Annual Reports or about the Fund.

Sincerely,

/s/  Amy  J.  Williams

Amy  J.  Williams
Fund  Services  Manager

Exeter  Fund,  Inc.
Semi-Annual  Report
April  30,  2004

Tax  Managed  Series

Management  Discussion  and  Analysis  (unaudited)

Dear Shareholders:

The economic recovery has solidified since our last correspondence: the third quarter 2003 gross domestic product figure surprised on the upside, confirming the optimism that had been building during the prior months. As a result, equity markets continued marching upward well into January, as investors rushed to participate in the returns associated with the early stages of the growth cycle. Volatility started to increase somewhat in February as investors began to realize how far equities had come. Markets moved largely sideways through March, and then slightly downward in April, giving up some of the earlier gains. Overall, the results were favorable, with the Standard & Poor's (S&P) 500 Total Return Index (the "Index") returning 6.27% for the six months ended April 30, 2004.

The Tax Managed Series handily outperformed the S&P 500 Total Return Index over the same period, in part owing to the allocation of assets across sectors. The Series derived benefit from our over-weighted position in the Energy sector, which was the best performing sector in the S&P 500 Total Return Index. Also contributing to our outperformance, though to a lesser extent, was our overweighted position in Health Care, another top-performing sector in the Index, as well as our relative underweighting in the underperforming Information Technology and Financials sectors. The Series currently remains overweighted in Energy, and we also have significantly decreased our exposure to Information Technology compared to the Index over the past several months. As always, while we manage the investment priorities of the Series, we continue to take into account the tax implications of these decisions as well by strategically realizing losses when appropriate.

Recent improvement in the labor market has heightened awareness of the inevitable interest rate tightening cycle, suggesting that equity markets have already yielded the most dynamic returns associated with the bear market rebound. We believe that it is early in the U.S. economic and market cycle, however. In general, our analysis shows stock valuations are already discounting upward movements in interest rates, whereas bond valuations are more likely to experience a period of adjustment in the months ahead. Given this environment, we have reduced some of our exposure to cyclical growth companies, focusing primarily on high quality companies with growth drivers that are less sensitive to U.S. economic growth. However, volatility in the stock market is likely to provide a buying opportunity over the months ahead for us to take advantage of using our bottom-up driven investment strategies and disciplines.

As  always,  we  appreciate  the  opportunity  to  serve  you.

Sincerely,


EXETER  ASSET  MANAGEMENT

Portfolio  Composition - As of April 30, 2004 (unaudited)

<graphic>
<pie  chart>



Sector Allocation*

Consumer Discretionary                                             21.9%
Consumer Staples                                                   16.8%
Energy                                                             16.0%
Financials                                                          5.8%
Health Care                                                        14.5%
Industrials                                                         5.9%
Information Technology                                              2.6%
Materials                                                           4.6%
Telecommunication Services                                          2.9%
Utilities                                                           2.7%
Cash, short-term investments, and liabilities, less other assets    6.3%


*As  a  percentage  of  net  assets.

Performance  Update  as  of  April  30,  2004  (unaudited)



                                                                          Average Annual Total Returns
                                                                             As of April 30, 2004
                                                                       --------------------------------
                                                                                                            Growth of
                                                                           One     Five        Since       a $10, 000
                                                                           Year    Year      Inception1    Investment
                                                                       -----------------------------------------------
Exeter Fund, Inc. - Tax Managed Series
Returns Before Taxes                                                      28.04%     6.05%      10.92%     $    24,140
Returns After Taxes on Distributions2                                     27.99%     5.89%      10.70%     $    23,719
Returns After Taxes on Distributions and Sale of Series Shares2           18.28%     5.13%       9.59%     $    21,770
Standard & Poor's (S&P) 500 Total Return Index3                           22.87%    -2.26%       9.61%     $    21,820



The value of a $10,000 investment in the Exeter Fund, Inc. - Tax Managed Series from its inception (11/1/95) to present (4/30/04) as compared to the S&P 500 Total Return Index.

<graphic>
<line  chart>

Data  for  line  chart  to  follow:



             Exeter Fund, Inc.         S&P 500
Date        Tax Managed Series   Total Return Index
11/1/1995   $            10,000  $            10,000
10/31/1996               11,630               12,408
10/31/1997               15,200               16,392
10/31/1998               14,855               19,996
10/31/1999               18,129               25,127
10/31/2000               23,863               26,656
10/31/2001               20,480               20,022
10/31/2002               18,537               16,999
10/31/2003               21,367               20,532
4/30/2004                24,140               21,820



1Performance numbers for the Series and Index are calculated from November 1, 1995, the Series' inception date. The Series' performance is historical and may not be indicative of future results.
2Returns after taxes on distributions assume that an investor owned the Series during the entire period and paid taxes on the Series' distributions. Returns after taxes on distributions and sale of series shares assume that an investor paid taxes on the Series' distributions and sold all shares at the end of each period. After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not indicative of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.
3The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the Over-the-Counter Market. The Index returns assume daily reinvestment of dividends and, unlike Series returns, do not reflect any fees or expenses.

INVESTMENT  PORTFOLIO  -  APRIL  30,  2004  (UNAUDITED)

                                                            VALUE
                                                   SHARES  (NOTE 2)
-------------------------------------------------------------------

COMMON STOCKS - 93.7%
CONSUMER DISCRETIONARY - 21.9%
HOTELS, RESTAURANTS & LEISURE - 4.6%
Caesars Entertainment, Inc.*                        6,400  $ 84,800
Carnival Corp                                       3,725   158,946
Club Mediterranee S.A.* (France) (Note 7)             925    37,978
                                                          ---------
                                                            281,724
                                                          ---------

HOUSEHOLD DURABLES - 4.1%
Newell Rubbermaid, Inc                              4,350   102,834
Sony Corp. - ADR (Japan) (Note 7)                   3,925   150,720
                                                          ---------
                                                            253,554
                                                          ---------


MEDIA - 7.3%
Cablevision Systems New York Group - Class A*       3,125    68,219
Hearst-Argyle Television, Inc. - Class A            2,025    53,156
Pearson plc (United Kingdom) (Note 7)               7,600    88,682
Time Warner, Inc.*                                 14,225   239,264
                                                          ---------
                                                            449,321
                                                          ---------

SPECIALTY RETAIL - 5.9%
Office Depot, Inc.*                                 9,075   158,903
Staples, Inc.                                       3,300    85,008
Weight Watchers International, Inc.*                2,975   116,025
                                                          ---------
                                                            359,936
                                                          ---------
                                                          1,344,535
                                                          ---------

CONSUMER STAPLES - 16.8%
BEVERAGES - 1.1%
Interbrew (Belgium) (Note 7)                        2,325    69,845
                                                          ---------

FOOD & STAPLES RETAILING - 2.9%
Carrefour S.A. (France) (Note 7)                    1,675    77,726
The Kroger Co.*                                     5,600    98,000
                                                          ---------
                                                            175,726
                                                          ---------

FOOD PRODUCTS - 8.9%
H.J. Heinz Co.                                      2,675   102,158
Nestle S.A. (Switzerland) (Note 7)                    750   189,727
Unilever plc - ADR (United Kingdom) (Note 7)        6,625   254,864
                                                          ---------
                                                            546,749
                                                          ---------
HOUSEHOLD PRODUCTS - 2.4%
Kimberly-Clark Corp.                                2,275   148,899
                                                          ---------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  APRIL  30,  2004  (UNAUDITED)



                                                         VALUE
                                              SHARES    (NOTE 2)
----------------------------------------------------------------
CONSUMER STAPLES (continued)
PERSONAL PRODUCTS - 1.5%
The Estee Lauder Companies, Inc. - Class A       1,950  $   89,135
                                                        ----------
                                                         1,030,354
                                                        ----------

ENERGY - 16.0%
ENERGY EQUIPMENT & SERVICES - 14.4%
Baker Hughes, Inc.                               2,800     102,704
Cooper Cameron Corp.*                            2,275     109,996
Schlumberger Ltd.                                4,550     266,311
Transocean, Inc.*                                5,750     159,677
Varco International, Inc.*                       4,325      89,484
Weatherford International Ltd.*                  3,525     153,267
                                                        ----------
                                                           881,439
                                                        ----------

OIL & GAS - 1.6%
Amerada Hess Corp.                               1,425     101,360
                                                        ----------
                                                           982,799
                                                        ----------

FINANCIALS - 5.8%
CAPITAL MARKETS - 2.4%
The Bank of New York Co., Inc.                   2,250      65,565
SEI Investments Co.                              2,900      85,608
                                                        ----------
                                                           151,173
                                                        ----------

COMMERCIAL BANKS - 3.4%
PNC Financial Services Group                     1,325      70,358
U.S. Bancorp                                     2,950      75,638
Wachovia Corp.                                   1,325      60,619
                                                        ----------
                                                           206,615
                                                        ----------
                                                           357,788
                                                        ----------

HEALTH CARE - 14.5%
HEALTH CARE EQUIPMENT & SUPPLIES - 1.7%
Beckman Coulter, Inc.                              775      43,276
Millipore Corp.*                                 1,175      61,605
                                                        ----------
                                                           104,881
                                                        ----------

HEALTH CARE PROVIDERS & SERVICES - 2.0%
Odyssey Healthcare, Inc.*                        3,275      55,053
WebMD Corp.*                                     7,675      67,463
                                                        ----------
                                                           122,516
                                                        ----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  APRIL  30,  2004  (UNAUDITED)



                                                              VALUE
                                                    SHARES   (NOTE 2)
---------------------------------------------------------------------
HEALTH CARE (continued)
PHARMACEUTICALS - 10.8%
Novartis AG - ADR (Switzerland) (Note 7)              5,800  $259,840
Pfizer, Inc.                                          3,791   135,566
Schering-Plough Corp.                                15,825   264,752
                                                             --------
                                                              660,158
                                                             --------
                                                              887,555
                                                             --------

INDUSTRIALS - 5.9%
COMMERCIAL SERVICES & SUPPLIES - 0.9%
Waste Management, Inc.                                1,875    53,250
                                                             --------

ELECTRICAL EQUIPMENT - 1.7%
Emerson Electric Co.                                  1,750   105,385
                                                             --------

MACHINERY - 1.0%
AGCO Corp.*                                           3,350    64,487
                                                             --------

ROAD & RAIL - 2.3%
CSX Corp.                                             2,825    86,897
Kansas City Southern*                                 3,975    55,054
                                                             --------
                                                              141,951
                                                             --------
                                                              365,073
                                                             --------

INFORMATION TECHNOLOGY - 2.6%
IT SERVICES - 2.0%
First Data Corp.                                      2,700   122,553
                                                             --------

SOFTWARE - 0.6%
Network Associates, Inc.*                             2,425    38,024
                                                             --------
                                                              160,577
                                                             --------

MATERIALS - 4.6%
CHEMICALS - 1.7%
Minerals Technologies, Inc.                           1,800   105,570
                                                             --------


CONTAINERS & PACKAGING - 1.2%
Packaging Corp. of America                            3,350    73,633
                                                             --------


PAPER & FOREST PRODUCTS - 1.7%
Aracruz Celulose S.A. - ADR (Brazil) (Note 7)         3,300   102,762
                                                             --------
                                                              281,965
                                                             --------

TELECOMMUNICATION SERVICES - 2.9%
WIRELESS TELECOMMUNICATION SERVICES - 2.9%
Vodafone Group plc - ADR (United Kingdom) (Note 7)    7,175   176,075
                                                             --------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  APRIL  30,  2004  (UNAUDITED)



                                                               SHARES/          VALUE
                                                           PRINCIPAL AMOUNT   (NOTE 2)
--------------------------------------------------------------------------------------
UTILITIES - 2.7%
ELECTRIC UTILITIES - 2.7%
Allegheny Energy, Inc.*                                               6,750 $   93,015
American Electric Power Co., Inc.                                     2,375     72,295
                                                                             ---------
                                                                               165,310
                                                                             ---------

TOTAL COMMON STOCKS
(Identified Cost $5,144,724)                                                 5,752,031
                                                                             ---------

SHORT-TERM INVESTMENTS - 6.4%
Dreyfus Treasury Cash Management - Institutional Shares             192,565    192,565
U.S. Treasury Bill, 6/3/2004                              $         200,000    199,847
                                                                             ---------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $392,412)                                                     392,412
                                                                             ---------
TOTAL INVESTMENTS - 100.1%
(Identified Cost $5,537,136)                                                 6,144,443
LIABILITIES, LESS OTHER ASSETS - (0.1%)                                         (5,763)
                                                                             ---------
NET ASSETS - 100%                                                           $6,138,680
                                                                            ==========




*Non-income  producing  security
ADR  -  American  Depository  Receipt

The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENT  OF  ASSETS  &  LIABILITIES  (UNAUDITED)
April  30,  2004




ASSETS:
Investments, at value (identified cost $5,537,136) (Note 2)       $6,144,443
Foreign currency, at value (cost $4,795)                               4,825
Dividends receivable                                                   8,100
Foreign tax reclaims receivable                                        1,879
                                                                  ----------
TOTAL ASSETS                                                       6,159,247
                                                                  ----------

LIABILITIES:

Accrued management fees (Note 3)                                       1,347
Accrued transfer agent fees (Note 3)                                   1,972
Accrued fund accounting and transfer agent service fees (Note 3)       1,415
Accrued fund accounting fees (Note 3)                                    563
Audit fees payable                                                    15,020
Other payables and accrued expenses                                      250
                                                                  ----------
TOTAL LIABILITIES                                                     20,567
                                                                  ----------
TOTAL NET ASSETS                                                  $6,138,680
                                                                  ==========

NET ASSETS CONSIST OF:

Capital stock                                                     $    2,704
Additional paid-in-capital                                         5,215,835
Undistributed net investment income                                    4,722
Accumulated net realized gain on investments and other assets
and liabilities                                                      308,070
Net unrealized appreciation on investments and other assets
and liabilities                                                      607,349
                                                                  ----------
TOTAL NET ASSETS                                                  $6,138,680
                                                                  ==========

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE - CLASS A ($6,138,680/270,353 shares)             $    22.71
                                                                  ==========



The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENT  OF  OPERATIONS  (UNAUDITED)

For  the  Six  Months  Ended  April  30,  2004

INVESTMENT INCOME:
Dividends (net of foreign tax withheld, $1,629)           $ 41,816
Interest                                                       983
                                                         ---------
Total Investment Income                                     42,799
                                                         ---------
EXPENSES:

Management fees (Note 3)                                    28,555
Fund accounting and transfer agent service fees (Note 3)     4,000
Directors' fees (Note 3)                                     3,330
Transfer agent fees (Note 3)                                 2,375
Fund accounting fees (Note 3)                                1,280
Audit fees                                                  12,035
Custodian fees                                               1,540
Miscellaneous                                                4,993
                                                         ---------
Total Expenses                                              58,108
Less reduction of expenses (Note 3)                        (23,826)
                                                         ---------
Net Expenses                                                34,282
                                                         ---------
NET INVESTMENT INCOME                                        8,517
                                                         ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain on -
Investments                                                435,634
Foreign currency and other assets and liabilities               55
                                                         ---------
                                                           435,689
                                                         ---------
Net change in unrealized appreciation on -
Investments                                                214,855
Foreign currency and other assets and liabilities              (55)
                                                         ---------
                                                           214,800
                                                         ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS                                                650,489
                                                         ---------
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                                $659,006
                                                         =========



The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENTS  OF  CHANGES  IN  NET  ASSETS




                                                         FOR THE SIX
                                                         MONTHS ENDED     FOR THE
                                                           4/30/04       YEAR ENDED
                                                         (UNAUDITED)      10/31/03
                                                        -------------   ------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income                                   $       8,517   $    11,204
Net realized gain (loss) on investments                       435,689       (60,404)
Net change in unrealized appreciation on investments          214,800       706,886
                                                        --------------  ------------
Net increase from operations                                  659,006       657,686
                                                        --------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
(NOTE 8):
From net investment income                                    (11,932)      (23,534)
                                                        --------------  ------------
CAPITAL STOCK ISSUED AND
REPURCHASED:

Net increase from capital share transactions
(Note 5)                                                      616,907       514,982
                                                        --------------  ------------
Net increase in net assets                                  1,263,981     1,149,134

NET ASSETS:
Beginning of period                                         4,874,699     3,725,565
                                                        --------------  ------------
END OF PERIOD (including undistributed net investment
income of $4,722 and $8,137, respectively)              $   6,138,680   $ 4,874,699
                                                        ==============  ============



The  accompanying  notes  are  an  integral  part  of  the financial statements.

FINANCIAL  HIGHLIGHTS



                                                     FOR THE SIX
                                                     MONTHS ENDED
                                                       4/30/04                      FOR THE YEARS ENDED
                                                     (UNAUDITED)           10/31/03         10/31/02    10/31/01    10/31/00
                                                    --------------  ---------------------  ----------  ----------  ----------
PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD               $      20.15   $              17.59   $   19.53   $   22.83   $   17.42
                                                   --------------  ---------------------  ----------  ----------  ----------

Income (loss) from investment operations:
Net investment income                                       0.04                   0.05        0.10        0.11        0.07
Net realized and unrealized gain (loss) on
investments                                                 2.57                   2.62       (1.94)      (3.34)       5.43
                                                   --------------  ---------------------  ----------  ----------  ----------
Total from investment operations                            2.61                   2.67       (1.84)      (3.23)       5.50
                                                   --------------  ---------------------  ----------  ----------  ----------
Less distributions to shareholders:
From net investment income                                 (0.05)                 (0.11)      (0.10)      (0.07)      (0.09)
From net realized gain on investments                          -                      -           -           -           -
                                                   --------------  ---------------------  ----------  ----------  ----------
Total distributions to shareholders                        (0.05)                 (0.11)      (0.10)      (0.07)      (0.09)
                                                   --------------  ---------------------  ----------  ----------  ----------
NET ASSET VALUE - END OF PERIOD                     $      22.71   $              20.15   $   17.59   $   19.53   $   22.83
                                                   ==============  =====================  ==========  ==========  ==========
Total return1                                              12.98%                 15.27%     (9.49%)    (14.17%)      31.63%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses*                                                   1.20%2                 1.20%      1.20%       1.20%        1.20%
Net investment income                                       0.30%2                 0.26%      0.53%       0.67%        0.36%

Portfolio turnover                                           40%                    34%         63%         44%         67%

NET ASSETS - END OF PERIOD (000's omitted)          $      6,139     $            4,875   $  3,726   $   3,362     $  1,950
                                                   ==============  =====================  ==========  ==========  ==========







                                                FOR THE YEARS ENDED
                                                    10/31/99
                                                    --------
PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD               $14.46
                                                    -------
Income (loss) from investment operations:
Net investment income                                 0.08
Net realized and unrealized gain (loss) on
investments                                           3.07
                                                    -------
Total from investment operations                      3.15
                                                    -------
Less distributions to shareholders:
From net investment income                           (0.13)
From net realized gain on investments                (0.06)
                                                    -------
Total distributions to shareholders                  (0.19)
                                                    -------
NET ASSET VALUE - END OF PERIOD                     $17.42
                                                    =======
Total return1                                        22.04%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses*                                             1.20%
Net investment income                                 0.49%

Portfolio turnover                                     85%

NET ASSETS - END OF PERIOD (000's omitted)           $1,069
                                                    =======



*The investment advisor did not impose all of its management fee and in some periods paid a portion of the Series' expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:




0.84%2  2.53%  3.16%  3.23%  3.34%  2.67%




1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.
2Annualized.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Notes  to  Financial  Statements  (unaudited)

1.  ORGANIZATION

Tax Managed Series (the "Series") is a no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to maximize long-term growth while attempting to minimize the impact of taxes on the Series' total return.

The Series is authorized to issue five classes of shares (Class A, B, C, D and E). Currently, only Class A shares have been issued. Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

Shares of the Series are offered to investors and employees of Manning & Napier Advisors, Inc. (the "Advisor"), doing business as Exeter Asset Management, and its affiliates. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of April 30, 2004, 960 million shares have been designated in total among 18 series, of which
37.5  million  have  been designated as Tax Managed Series Class A common stock.

2.  SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION
Portfolio securities, including domestic equities, foreign equities and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

Notes  to  Financial  Statements  (unaudited)

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES  (continued)
The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

FOREIGN  CURRENCY  TRANSLATION
The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

FEDERAL  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual  results  could  differ  from  those  estimates.

3.  TRANSACTIONS  WITH  AFFILIATES

The Fund has an Investment Advisory Agreement (the "Agreement") with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund, and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend,

Notes to Financial Statements (unaudited) which is allocated among all the active series of the Fund. In addition, these Directors also receive a per meeting fee for each active series of the Fund plus a fee for each committee meeting.

The Advisor has contractually agreed, until at least February 28, 2005, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total expenses for the Series at no more than 1.20% of average daily net assets each year. Accordingly, the Advisor waived fees of $23,826 for the six months ended April 30, 2004, which is reflected as a reduction of expenses on the Statement of Operations.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Effective November 1, 2003, the Master Services Agreement between the Fund and the Advisor, which covers fund accounting services and transfer agent services, was amended. Under the amended agreement, for providing these services, the Fund will pay the Advisor an annual fee of 0.15% of the Fund's net assets up to $900 million, 0.11% for the Fund's net assets between $900 million and $1.5 billion, and 0.07% for the Fund's net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and account-based fees and out-of-pocket expenses will be charged. Expenses not directly attributable to a series will be allocated based on each series' relative net assets. The Advisor has an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS serves as sub-accounting services and sub-transfer agent.

4.  PURCHASES  AND  SALES  OF  SECURITIES

For the six months ended April 30, 2004, purchases and sales of securities, other than United States Government securities and short-term securities, were $2,428,807 and $2,171,537, respectively. There were no purchases or sales of United States Government securities.

5.  CAPITAL  STOCK  TRANSACTIONS

Transactions  in  Class  A  shares  of  Tax  Managed  Series  were:



                         FOR THE SIX MONTHS             FOR THE YEAR
                           ENDED 4/30/04               ENDED 10/31/03
             -------------------------------------  --------------------
                   Shares              Amount        Shares     Amount
             -------------------  ----------------  --------  ----------
Sold                     60,692   $     1,348,786    44,682   $ 790,413
Reinvested                  569            11,928     1,330      23,524
Repurchased             (32,837)         (743,807)  (15,912)   (298,955)
             -------------------  ----------------  --------  ----------
Total                    28,424   $       616,907    30,100   $ 514,982
             ===================  ================  ========  ==========


The Advisor owned 23,397 shares on April 30, 2004 (8.7% of shares outstanding) valued at $531,346.

Notes  to  Financial  Statements  (unaudited)

6.  FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on April 30, 2004.

7.  FOREIGN  SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.  FEDERAL  INCOME  TAX  INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2003 were as follows:




Ordinary income  $23,534



At October 31, 2003, the Series had capital loss carryovers available to the extent allowed by tax law to offset future net capital gain, if any, which will expire as follows:



Loss Carryover   Expiration Date
---------------  ------------------


$         9,022    October 31, 2007
$         2,450    October 31, 2008
$        20,940    October 31, 2009
$        34,812    October 31, 2010
$        60,395    October 31, 2011



At April 30, 2004, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $5,537,136

Unrealized appreciation               $  711,712
Unrealized depreciation                 (104,405)
                                      -----------
Net unrealized appreciation           $  607,307
                                      ===========

(THIS  PAGE  INTENTIONALLY  LEFT  BLANK)

(THIS  PAGE  INTENTIONALLY  LEFT  BLANK)

Literature  Requests

PROXY  VOTING  POLICIES  AND  PROCEDURES
--------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request:

By  phone                                        1-800-466-3863
On  the  Securities  and  Exchange
     Commission  (SEC)  web  site                http://www.sec.gov


PROXY  VOTING  RECORD
--------------------------------------------------------------------------------
Beginning no later than August 31, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request:

By  phone                                       1-800-466-3863
On  the  SEC's  web  site                       http://www.sec.gov


PROSPECTUS  AND  STATEMENT  OF  ADDITIONAL  INFORMATION  (SAI)
--------------------------------------------------------------------------------
The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. You may obtain these documents without charge, upon request:

By  phone                                      1-800-466-3863
On  the  SEC's  web  site                      http://www.sec.gov

EXETER  FUND,  INC.
SEMI-ANNUAL  REPORT
APRIL  30,  2004

OVERSEAS  SERIES

Management  Discussion  and  Analysis  (unaudited)

Dear Shareholders:

The Overseas Series continued to turn in strong absolute returns for the twelve-month period ended April 30, 2004. Although it did not match the return of its benchmark, the Morgan Stanley Capital International (MSCI) All Country World Index Free ex U.S., in the short-term, the Series has outperformed the Index by a substantial margin for longer periods.

The Overseas Series did well in several areas over the past year, such as in its positioning in the Materials sector, and its Brazilian investments. Competitive returns in the face of growing market volatility over the past six months can be traced to investments in relatively defensive sectors such as Consumer Staples and Health Care. The Series has benefited recently from these overweighted sectors, as well as corresponding underweightings in Information Technology and Financials. Also, exposure to the Energy sector in general and Oil & Gas stocks in particular has provided strong returns over the past six months.

The Series' relative underweightings in Financials and Information Technology are a direct result of our investment strategies. In choosing stocks for the portfolio, we seek to identify investment opportunities with three main strategies: the Profile Strategy, the Hurdle Rate Strategy, and the Bankable Deal Strategy. Stocks must meet one of these strategies, as well as our strict pricing discipline, before they will qualify for the portfolio. Financials and Information Technology have, in general, failed to meet our strategies in the recent environment and therefore have not been included in the portfolio. In the case of the Financials sector, we are concerned about high levels of consumer debt, and about the likelihood that interest rates will rise on a global basis, and we believe these factors will cause banking activity to slow. In the case of Information Technology, continued high valuations in the sector have led us to limit exposure to stocks in this sector. In addition, we believe that we are closer to a peak than a trough in the semiconductor cycle, meaning that we see fewer opportunities for growth going forward.

Over time, the Overseas Series has had holdings in both cyclical and defensive equities. Recently the scale has been tipping more towards defensive stocks, as cyclically oriented stocks seem to be reaching peak valuation levels, especially many of the Materials stocks. As these positions are being reduced, we have rotated the portfolio into more defensive holdings, and we expect this to continue in the near future barring a significant downturn in global stock markets.

The Series' defensive positions include stocks in the Food, Beverages, Household Products, Personal Products, and Pharmaceuticals industries. The defensive equities are generally able to maintain fairly stable sales to weather the downturns in the economic cycle. The defensive holdings are purchased based on the Profile and Bankable Deal investment strategies. The Profile Strategy seeks to identify reasonably priced companies with a competitive advantage that enables them to gain market share and achieve above average profitability. The Bankable Deal Strategy is used to locate viable companies that sell at such a discount to intrinsic value that market forces should force management to realize that value.

Many of the cyclical equities are selected based on the Hurdle Rate Strategy. Positions held under the Hurdle Rate Strategy include Paper & Forest Products and Energy Equipment & Services industries. This investment strategy identifies strong companies within industries that are expected to experience favorable supply and demand dynamics. As low profitability forces capacity rationalization, pricing power returns, which may lead to strong earnings growth. Bottom-up-selected Hurdle Rate equities can outperform the broader markets, due to the favorable industry cycle, even in a weak economy. If the industry experiences further weakness, this only improves industry economics going forward because a greater amount of capacity is removed, as companies shut facilities or go out of business altogether. As long as capacity cannot easily be added back to the system (these cases are avoided), as demand picks up there will likely be a shortage of supply, and increasing prices.

Management  Discussion  and  Analysis  (unaudited)

While the Series has provided strong returns over the past twelve months on an absolute basis, short-term underperformance relative to the benchmark can be largely attributed to the Series' relative underweighting in Japanese securities. The Japanese stock market was up over 60% over the trailing twelve months driven primarily by the strength of exports to China and improving domestic demand. While we added a number of Japanese stocks to the portfolio in the second half of 2003, we are still wary of the Japanese market as a whole. Japan has begun to institute necessary economic reforms and has loosened monetary policy, but we are waiting for signs that these policies will hold. In addition, we are concerned about near-term growth trends in China and the United States, the two biggest markets for Japanese exports.

The Series has outperformed its benchmark by a wide margin over longer time periods, including the 3 years and 5 years ended April 30th and since its inception in September 1998. We believe this is due to the strength of our research process, which looks at both company-specific factors and global economic trends. Unlike the benchmark, the Series is able to shift in and out of countries and sectors as we identify opportunities. As an example, over a year ago, we added a number of stocks that were located in emerging markets and were related to commodities. Both emerging markets and commodity companies did well as demand soared and supply couldn't keep up. We have since been selling many of these positions as they reached high valuations and we believed that the potential for additional growth was limited. Recently, emerging markets have struggled, as investors have become more risk averse.

As  always,  we  appreciate  the  opportunity  to  serve  you.

Sincerely,


EXETER  ASSET  MANAGEMENT

Portfolio  Composition  - As of April 30, 2004 (unaudited)

<graphic>
<pie  chart>



Country Allocation*

Australia                                                          4.8%
Belgium                                                            3.1%
Brazil                                                             4.0%
Canada                                                             3.9%
France                                                             8.9%
Germany                                                            8.4%
Japan                                                             10.5%
Mexico                                                             4.8%
Netherlands                                                        2.0%
Norway                                                             4.8%
Switzerland                                                       12.1%
United Kingdom                                                    19.6%
Cash, short-term investments, and liabilities, less other assets   5.9%
Miscellaneous**                                                    7.2%



*As  a  percentage  of  net  assets.
**Miscellaneous
Bermuda
Guernsey
Hong  Kong
Ireland
South  Korea
Taiwan

<graphic>
<pie  chart>



Sector Allocation*

Consumer Discretionary                                            22.6%
Consumer Staples                                                  25.0%
Energy                                                             9.9%
Health Care                                                        8.4%
Industrials                                                        7.8%
Information Technology                                             5.3%
Materials                                                          5.3%
Telecommunication Services                                         6.8%
Utilities                                                          3.0%
Cash, short-term investments, and liabilities, less other assets   5.9%




*As  a  percentage  of  net  assets.

Performance  Update  as  of  April  30,  2004  (unaudited)



                                                           Average Annual Total Returns
                                                              As of April 30, 2004
                                             ------------------------------------------------
                                                                                                Growth of
                                                          One               Five      Since     a $10, 000
                                                          Year              Year   Inception1   Investment
                                             --------------------------------------------------------------

Exeter Fund, Inc. - Overseas Series2                                35.40%  7.76%       11.01%  $    17,968

Morgan Stanley Capital International (MSCI)
All Country World Index Free ex U.S.3                               41.33%  0.40%        5.11%  $    13,208




The value of a $10,000 investment in the Exeter Fund, Inc. - Overseas Series from its inception (9/23/98) to present (4/30/04) as compared to the MSCI All Country World Index Free ex U.S.

<graphic>
<line  chart>

Data  for  line  chart  to  follow:



            Exeter Fund, Inc.                   MSCI
Date         Overseas Series    All Country World Index Free ex U.S.
9/23/1998   $           10,000  $                              10,000
10/31/1998              10,210                                 11,048
10/31/1999              12,540                                 13,838
10/31/2000              14,500                                 13,552
10/31/2001              13,540                                 10,174
10/31/2002              12,540                                  9,067
10/31/2003              15,660                                 11,823
4/30/2004               17,968                                 13,208



1Performance numbers for the Series are calculated from September 23, 1998, the Collective's inception date (see Note 2 below). Prior to 2001, the MSCI All Country World Index Free ex U.S. only published month-end numbers; therefore, performance numbers for the Index are calculated from September 30, 1998. The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results. 2For periods prior to the inception of the Series on July 10, 2002, the performance figures reflect the performance of the Exeter Trust Company Group Trust for Employee Benefit Plans - International Equity Collective Investment Trust (the "Collective"), which was managed by the Advisor and reorganized into the Series. The Collective was not open to the public generally, or registered under the Investment Company Act of 1940 (the "1940 Act"), or subject to certain restrictions that are imposed by the 1940 Act. If the Collective had been registered under the 1940 Act, performance may have been adversely affected. Because the fees of the Collective were lower than the Series' fees, historical performance would have been lower if the Collective had been subject to the same fees.
3The MSCI All Country World Index Free ex U.S. is a free float-adjusted market capitalization index that is designed to measure equity performance in the global developed and emerging markets and consists of 48 developed and emerging market country indices excluding the United States. The Index is denominated in U.S. Dollars. The Index returns assume daily reinvestment of dividends and, unlike Series returns, do not reflect any fees or expenses.

INVESTMENT  PORTFOLIO  -  APRIL  30,  2004  (UNAUDITED)



                                                                  VALUE
                                                        SHARES   (NOTE 2)
-------------------------------------------------------------------------
COMMON STOCKS - 94.1%

CONSUMER DISCRETIONARY - 22.6%
HOTELS, RESTAURANTS & LEISURE - 5.0%
Club Mediterranee S.A.* (France)                            600  $ 24,634
The Hongkong & Shanghai Hotels Ltd. (Hong Kong)           9,000     5,654
Mandarin Oriental International Ltd.* (Bermuda)           9,000     5,580
Shangri-La Asia Ltd. (Hong Kong)                          8,000     7,846
                                                                 --------
                                                                   43,714
                                                                 --------

HOUSEHOLD DURABLES - 4.0%
Sony Corp. - ADR (Japan)                                    800    30,720
Waterford Wedgwood plc (Ireland)                         15,300     4,211
                                                                 --------
                                                                   34,931
                                                                 --------
MEDIA - 10.1%
The News Corp. Ltd. - ADR (Australia)                     1,250    42,187
Pearson plc (United Kingdom)                              2,200    25,671
Reed Elsevier plc - ADR (United Kingdom)                    550    20,735
                                                                 --------
                                                                   88,593
                                                                 --------

MULTILINE RETAIL - 1.9%
Organizacion Soriana S.A. de C.V. - Series B* (Mexico)    5,600    16,947
                                                                 --------

SPECIALTY RETAIL - 1.6%
Douglas Holding AG (Germany)                                500    13,552
                                                                 --------
                                                                  197,737
                                                                 --------

CONSUMER STAPLES - 25.0%
BEVERAGES - 3.1%
Interbrew (Belgium)                                         900    27,037
                                                                 --------

FOOD & STAPLES RETAILING - 2.0%
Carrefour S.A. (France)                                     375    17,401
                                                                 --------

FOOD PRODUCTS - 9.7%
Cadbury Schweppes plc (United Kingdom)                    2,700    21,474
Nestle S.A. (Switzerland)                                   125    31,621
Unilever plc - ADR (United Kingdom)                         825    31,738
                                                                 --------
                                                                   84,833
                                                                 --------

HOUSEHOLD PRODUCTS - 5.8%
Henkel KGaA (Germany)                                       300    25,965
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico)      1,900    25,200
                                                                 --------
                                                                   51,165
                                                                 --------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  APRIL  30,  2004  (UNAUDITED)



                                                                           VALUE
                                                                 SHARES   (NOTE 2)
----------------------------------------------------------------------------------
CONSUMER STAPLES (continued)
PERSONAL PRODUCTS - 4.4%
Clarins S.A. (France)                                                416  $ 25,832
Shiseido Co. Ltd. (Japan)                                          1,000    12,297
                                                                          --------
                                                                            38,129
                                                                          --------
                                                                           218,565
                                                                          --------

ENERGY - 9.9%
ENERGY EQUIPMENT & SERVICES - 8.4%
Abbot Group plc (United Kingdom)                                   6,100    18,822
Compagnie Generale de Geophysique S.A. (CGG)* (France)               200     9,914
Precision Drilling Corp.* (Canada)                                   350    16,765
Smedvig ASA - Class A (Norway)                                     2,900    27,689
                                                                          --------
                                                                            73,190
                                                                          --------

OIL & GAS - 1.5%
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil)                  525    13,099
                                                                          --------
                                                                            86,289
                                                                          --------

HEALTH CARE - 8.4%
PHARMACEUTICALS - 8.4%
Novartis AG - ADR (Switzerland)                                      875    39,200
Schering AG (Germany)                                                650    34,051
                                                                          --------
                                                                            73,251
                                                                          --------

INDUSTRIALS - 7.8%
AEROSPACE & DEFENSE - 1.2%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)      400    10,320
                                                                          --------

COMMERICAL SERVICES & SUPPLIES - 3.0%
Aggreko plc (United Kingdom)                                       2,850     8,124
Quebecor World, Inc. (Canada)                                      1,025    17,661
                                                                          --------
                                                                            25,785
                                                                          --------

CONSTRUCTION & ENGINEERING - 2.0%
Koninklijke Boskalis Westminster N.V. (Netherlands)                  700    17,622
                                                                          --------

MACHINERY - 1.6%
Tomra Systems ASA (Norway)                                         3,575    14,383
                                                                          --------
                                                                            68,110
                                                                          --------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  APRIL  30,  2004  (UNAUDITED)



                                                                  SHARES/         VALUE
                                                             PRINCIPAL AMOUNT   (NOTE 2)
----------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 5.3%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR* (Taiwan)              1,350  $ 12,866
                                                                                --------

SOFTWARE - 3.8%
Amdocs Ltd.* (Guernsey)                                                    550    14,602
Nintendo Co. Ltd. (Japan)                                                  200    18,885
                                                                                --------
                                                                                  33,487
                                                                                --------
                                                                                  46,353
                                                                                --------

MATERIALS - 5.3%
CHEMICALS - 4.0%
Lonza Group AG (Switzerland)                                               725    35,003
                                                                                --------

PAPER & FOREST PRODUCTS - 1.3%
Aracruz Celulose S.A. - ADR (Brazil)                                       375    11,677
                                                                                --------
                                                                                  46,680
                                                                                --------

TELECOMMUNICATION SERVICES - 6.8%
WIRELESS TELECOMMUNICATION SERVICES - 6.8%
NTT DoCoMo, Inc. (Japan)                                                    15    29,768
Vodafone Group plc - ADR (United Kingdom)                                1,225    30,061
                                                                                --------
                                                                                  59,829
                                                                                --------

UTILITIES - 3.0%
ELECTRIC UTILITIES - 1.3%
Korea Electric Power Corp. (KEPCO) - ADR (South Korea)                   1,200    11,268
                                                                                --------

MULTI-UTILITIES & UNREGULATED POWER - 1.7%
International Power plc - ADR* (United Kingdom)                            600    15,060
                                                                                --------
                                                                                  26,328
                                                                                --------

TOTAL COMMON STOCKS
(Identified Cost $725,972)                                                       823,142
                                                                                --------

SHORT-TERM INVESTMENTS - 6.2%
Dreyfus Treasury Cash Management - Institutional Shares                  4,265     4,265
Fannie Mae Discount Note, 6/2/2004                           $          50,000    49,956
                                                                                --------
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $54,221)                                                         54,221
                                                                                --------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  APRIL  30,  2004  (UNAUDITED)



                                                              VALUE
                                                             (NOTE 2)
---------------------------------------------------------------------
TOTAL INVESTMENTS - 100.3%
(Identified Cost $780,193)                         $         877,363
LIABILITIES, LESS OTHER ASSETS - (0.3%)                       (2,387)
                                                   ------------------
NET ASSETS - 100%                                  $         874,976
                                                   ==================






*Non-income  producing  security
ADR  -  American  Depository  Receipt

The Series' portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United Kingdom - 19.6%; Switzerland - 12.1%; Japan - 10.5%.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENT  OF  ASSETS  &  LIABILITIES  (UNAUDITED)
April  30,  2004



ASSETS:
Investments, at value (identified cost $780,193) (Note 2)                       $877,363
Foreign currency, at value (cost $1,057)                                           1,064
Dividends receivable                                                               3,582
Foreign tax reclaims receivable                                                      757
Receivable from investment advisor (Note 3)                                       12,571
                                                                                --------
TOTAL ASSETS                                                                     895,337
                                                                                --------

LIABILITIES:

Accrued fund accounting fees (Note 3)                                                808
Accrued fund accounting and transfer agent service fees (Note 3)                     201
Accrued transfer agent fees (Note 3)                                                  12
Audit fees payable                                                                17,873
Other payables and accrued expenses                                                1,467
                                                                                --------
TOTAL LIABILITIES                                                                 20,361
                                                                                --------
TOTAL NET ASSETS                                                                $874,976
                                                                                ========
NET ASSETS CONSIST OF:

Capital stock                                                                   $    492
Additional paid-in-capital                                                       751,369
Undistributed net investment income                                                6,757
Accumulated net realized gain on investments and other assets and liabilities     19,185
Net unrealized appreciation on investments and other assets and liabilities       97,173
                                                                                --------
TOTAL NET ASSETS                                                                $874,976
                                                                                ========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE ($874,976/49,217 shares)                                        $  17.78
                                                                                ========



The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENT  OF  OPERATIONS  (UNAUDITED)
For  the  Six  Months  Ended  April  30,  2004




INVESTMENT INCOME:
Dividends (net of foreign tax withheld, $1,073)           $ 11,554
Interest                                                       291
                                                          ---------
Total Investment Income                                     11,845
                                                          ---------

EXPENSES:

Management fees (Note 3)                                     4,000
Directors' fees (Note 3)                                     3,330
Fund accounting fees (Note 3)                                1,735
Fund accounting and transfer agent service fees (Note 3)       560
Transfer agent fees (Note 3)                                    25
Audit fees                                                  14,000
Legal fees                                                   1,790
Custodian fees                                               1,540
Miscellaneous                                                  739
                                                          ---------
Total Expenses                                              27,719
Less reduction of expenses (Note 3)                        (23,520)
                                                          ---------
Net Expenses                                                 4,199
                                                          ---------
NET INVESTMENT INCOME                                        7,646
                                                          ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:

Net realized gain on -
Investments                                                 54,047
Foreign currency and other assets and liabilities              (26)
                                                          ---------
                                                            54,021
                                                          ---------

Net change in unrealized appreciation on -
Investments                                                 42,088
Foreign currency and other assets and liabilities              (13)
                                                          ---------
                                                            42,075
                                                          ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS                                                 96,096
                                                          ---------

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                                $103,742
                                                          =========



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statements  of  Changes  in  Net  Assets




                                                         FOR THE SIX
                                                         MONTHS ENDED     FOR THE
                                                           4/30/04      YEAR ENDED
                                                         (UNAUDITED)     10/31/03
                                                        --------------  -----------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income                                   $       7,646   $     6,753
Net realized gain on investments                               54,021         6,470
Net change in unrealized appreciaton on investments            42,075       121,732
                                                        --------------  -----------
Net increase from operations                                  103,742       134,955
                                                        --------------  -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 8):
From net investment income                                     (7,711)            -
                                                        --------------  -----------
CAPITAL STOCK ISSUED AND REPURCHASED:
Net increase from capital share transactions (Note 5)          77,905        56,328
                                                        --------------  -----------
Net increase in net assets                                    173,936       191,283

NET ASSETS:
Beginning of period                                           701,040       509,757
                                                        --------------  -----------
END OF PERIOD (including undistributed net investment
income of $6,757 and $6,822, respectively)              $     874,976   $   701,040
                                                        ==============  ===========



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Financial  Highlights



                                               FOR THE SIX                     FOR THE
                                               MONTHS ENDED     FOR THE        PERIOD
                                                 4/30/04       YEAR ENDED    7/10/02 1 TO
                                               (UNAUDITED)      10/31/03       10/31/02
                                             ---------------  ------------  -------------
PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):

NET ASSET VALUE - BEGINNING OF PERIOD         $       15.66   $     12.54   $      14.37
                                              --------------  ------------  -------------
Income (loss) from investment operations:
Net investment income (loss)                           0.16          0.15             -4
Net realized and unrealized gain (loss) on
investments                                            2.13          2.97          (1.83)
                                              --------------  ------------  -------------
Total from investment operations                       2.29          3.12          (1.83)
                                              --------------  ------------  -------------
Less distributions to shareholders:
From net investment income                            (0.17)            -              -
                                              --------------  ------------  -------------
NET ASSET VALUE - END OF PERIOD               $       17.78   $     15.66   $      12.54
                                              ==============  ============  =============
Total return2                                         14.74%        24.88%       (12.73%)

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
DATA:
Expenses*                                              1.05%3        1.05%         1.05%3
Net investment income (loss)                           1.91%3        1.15%        (0.10%)3

Portfolio turnover                                   29%            30%            12%

NET ASSETS - END OF PERIOD (000's omitted)    $         875   $       701   $        510
                                              ==============  ============  =============



*The investment advisor did not impose its management fee and paid a portion of the Series' expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:



5.89%3  19.95%  33.12%3




1Commencement  of  operations.
2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.
3Annualized.
4Less  than  $0.01.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Notes  to  Financial  Statements  (unaudited)

1.  ORGANIZATION

Overseas Series (the "Series") is a no-load, non-diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide long-term capital growth by investing principally in the common stocks of issuers from outside the United States.

Shares of the Series are offered to investors and employees of Manning & Napier Advisors, Inc. (the "Advisor"), doing business as Exeter Asset Management, and its affiliates. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of April 30, 2004, 960 million shares have been designated in total among 18 series, of which 50 million have been designated as Overseas Series common stock.

2.  SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION
Portfolio securities, including domestic equities, foreign equities and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

FOREIGN  CURRENCY  TRANSLATION
The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates.

Notes  to  Financial  Statements  (unaudited)

FOREIGN  CURRENCY  TRANSLATION  (continued)
Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

FEDERAL  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual  results  could  differ  from  those  estimates.

3.  TRANSACTIONS  WITH  AFFILIATES

The Fund has an Investment Advisory Agreement (the "Agreement") with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund, and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a per meeting fee for each active series of the Fund plus a fee for each committee meeting.

Notes  to  Financial  Statements  (unaudited)

The Advisor has contractually agreed, until at least February 28, 2005, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total expenses for the Series at no more than 1.05% of average daily net assets each year. Accordingly, the Advisor did not impose its fee of $4,000 and assumed expenses amounting to $19,520 for the six months ended April 30, 2004, which is reflected as a reduction of expenses on the Statement of Operations.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Effective November 1, 2003, the Master Services Agreement between the Fund and the Advisor, which covers fund accounting services and transfer agent services, was amended. Under the amended agreement, for providing these services, the Fund will pay the Advisor an annual fee of 0.15% of the Fund's net assets up to $900 million, 0.11% for the Fund's net assets between $900 million and $1.5 billion, and 0.07% for the Fund's net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and account-based fees and out-of-pocket expenses will be charged. Expenses not directly attributable to a series will be allocated based on each series' relative net assets. The Advisor has an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS serves as sub-accounting services and sub-transfer agent.

4.  PURCHASES  AND  SALES  OF  SECURITIES

For the six months ended April 30, 2004, purchases and sales of securities, other than United States Government securities and short-term securities, were $309,618 and $202,897, respectively. There were no purchases or sales of United States Government securities.

5.  CAPITAL  STOCK  TRANSACTIONS

Transactions  in  shares  of  Overseas  Series  were:



                       FOR THE SIX MONTHS             FOR THE YEAR
                         ENDED 4/30/04               ENDED 10/31/03
             -------------------------------------  ----------------
                   Shares              Amount       Shares    Amount
             -------------------  ----------------  -------  --------
Sold                      4,014   $        70,636    4,145   $57,055
Reinvested                  476             7,711        -         -
Repurchased                 (25)             (442)     (53)     (727)
             -------------------  ----------------  -------  --------
Total                     4,465   $        77,905    4,092   $56,328
             ===================  ================  =======  ========


The Series was formed on July 10, 2002 with an initial contribution of cash and securities in-kind, which had a market value of $582,040, representing the net assets of Exeter Trust Company Group Trust for Employee Benefit Plans - International Equity Collective Investment Trust, on the date of contribution, in exchange for 40,504 shares of the Series. For tax purposes, the Series recorded the contribution on a tax-free basis at a cost of $649,191.

At April 30, 2004, the retirement plan of the Advisor and its affiliates owned 47,965 shares of the Series (97.5% of shares outstanding) valued at $852,818.

Notes  to  Financial  Statements  (unaudited)

6.  FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on April 30, 2004.

7.  FOREIGN  SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.  FEDERAL  INCOME  TAX  INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year.

At October 31, 2003, the Series had capital loss carryovers available to the extent allowed by tax law to offset future net capital gain, if any, which will expire as follows:



Loss Carryover   Expiration Date
---------------  ------------------
$        24,325    October 31, 2010
$        10,511    October 31, 2011



At April 30, 2004, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $780,193

Unrealized appreciation               $119,240
Unrealized depreciation                (22,070)
                                      ---------
Net unrealized appreciation           $ 97,170
                                      =========

[This page intentionally left blank]

Literature Requests

PROXY  VOTING  POLICIES  AND  PROCEDURES
--------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request:

By  phone                             1-800-466-3863
On  the  Securities  and  Exchange
     Commission  (SEC)  web  site     http://www.sec.gov


PROXY  VOTING  RECORD
--------------------------------------------------------------------------------
Beginning no later than August 31, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request:

By  phone                          1-800-466-3863
On  the  SEC's  web  site          http://www.sec.gov


PROSPECTUS  AND  STATEMENT  OF  ADDITIONAL  INFORMATION  (SAI)
--------------------------------------------------------------------------------
The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. You may obtain these documents without charge, upon request:

By  phone                          1-800-466-3863
On  the  SEC's  web  site          http://www.sec.gov

Exeter  Fund,  Inc.
Semi-Annual  Report
April  30,  2004

Equity  Series

Management  Discussion  and  Analysis  (unaudited)

Dear Shareholders:

The economic recovery has solidified since our last correspondence: the third quarter 2003 gross domestic product figure surprised on the upside, confirming the optimism that had been building during the prior months. As a result, equity markets continued marching upward well into January, as investors rushed to participate in the returns associated with the early stages of the growth cycle. Volatility started to increase somewhat in February as investors began to realize how far equities had come. Markets moved largely sideways through March, and then slightly downward in April, giving up some of the earlier gains. Overall, the results were favorable, with the Standard & Poor's (S&P) 500 Total Return Index (the "Index") returning 6.27% for the six months ended April 30, 2004.

The Equity Series handily outperformed the S&P 500 Total Return Index over the same period, in part owing to the allocation of assets across sectors. The Series derived the most benefit from our overweighted position in the Energy sector, which was the best performing sector in the S&P 500 Total Return Index. Also contributing to our outperformance, though to a lesser extent, was our overweighted position in Health Care, another top-performing sector in the Index, as well as our relative underweighting in the underperforming Information Technology and Financials sectors. The Series currently remains overweighted in Energy, and we also have significantly decreased our investments in Information Technology to a significantly underweighted position relative to the Index over the past several months as stocks reached our sell prices.

Recent improvement in the labor market has heightened awareness of the inevitable interest rate tightening cycle, suggesting that equity markets have already yielded the most dynamic returns associated with the bear market rebound. We believe that the U.S. is early in the economic and market cycle, however. In general, our analysis shows stock valuations are already discounting upward movements in interest rates, whereas bond valuations are more likely to experience a period of adjustment in the months ahead. Given this environment, we have reduced some of our exposure to cyclical growth companies, focusing primarily on high quality companies with growth drivers that are less sensitive to U.S. economic growth. However, volatility in the stock market is likely to provide a buying opportunity over the months ahead for us to take advantage of using our bottom-up driven investment strategies and disciplines.

As  always,  we  appreciate  the  opportunity  to  serve  you.

Sincerely,


EXETER  ASSET  MANAGEMENT

Portfolio  Composition - As of April 30, 2004 (unaudited)

<graphic>
<pie  chart>



Sector Allocation*
Consumer Discretionary                                             23.0%
Consumer Staples                                                    9.9%
Energy                                                             21.4%
Financials                                                          7.3%
Health Care                                                         9.6%
Industrials                                                         5.9%
Information Technology                                              4.5%
Materials                                                           6.9%
Utilities                                                           3.5%
Cash, short-term investments, and liabilities, less other assets    8.0%




*As  a  percentage  of  net  assets.

Performance  Update  as  of  April  30,  2004  (unaudited)



                                                                  Average Annual Total Returns
                                                                      As of April 30, 2004
                                                 --------------------------------------------------
                                                                                                     Growth of
                                                              One                Five     Since      a $10, 000
                                                              Year               Year   Inception1   Investment
                                                 ---------------------------------------------------------------

Exeter Fund, Inc. - Equity Series2                                      26.05%   6.57%        6.96%  $    14,976

Standard & Poor's (S&P) 500 Total Return Index3                         22.87%  -2.26%        1.40%  $    10,869



The value of a $10,000 investment in the Exeter Fund, Inc. - Equity Series from its inception (5/1/98) to present (4/30/04) as compared to the S&P 500 Total Return Index.

<graphic>
<line  chart>

Data  for  line  chart  to  follow:



            Exeter Fund, Inc.   S&P 500 Total
Date          Equity Series      Return Index
5/1/1998    $           10,000  $       10,000
10/31/1998               7,750           9,961
10/31/1999              10,900          12,561
10/31/2000              14,080          13,278
10/31/2001              12,870           9,973
10/31/2002              11,420           8,468
10/31/2003              13,455          10,228
4/30/2004               14,976          10,869



1Performance numbers for the Series and Index are calculated from May 1, 1998, the Collective's inception date (see Note 2 below). The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results.
2For periods prior to the inception of the Series on July 10, 2002, the performance figures reflect the performance of the Exeter Trust Company Group Trust for Employee Benefit Plans - All-Equity Collective Investment Trust (the "Collective"), which was managed by the Advisor and reorganized into the Series. The Collective was not open to the public generally, or registered under the Investment Company Act of 1940 (the "1940 Act"), or subject to certain restrictions that are imposed by the 1940 Act. If the Collective had been registered under the 1940 Act, performance may have been adversely affected. Because the fees of the Collective were lower than the Series' fees, historical performance would have been lower if the Collective had been subject to the same fees.
3The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the Over-the-Counter Market. The Index returns assume daily reinvestment of dividends and, unlike Series returns, do not reflect any fees or expenses.

INVESTMENT  PORTFOLIO  -  APRIL  30,  2004  (UNAUDITED)



                                                          VALUE
                                                SHARES   (NOTE 2)
-----------------------------------------------------------------
COMMON STOCKS - 92.0%

CONSUMER DISCRETIONARY - 23.0%
HOTELS, RESTAURANTS & LEISURE - 4.0%
Caesars Entertainment, Inc.*                      1,625  $ 21,531
Carnival Corp.                                    1,025    43,737
                                                         --------
                                                           65,268
                                                         --------

HOUSEHOLD DURABLES - 2.2%
Newell Rubbermaid, Inc.                           1,550    36,642
                                                         --------

MEDIA - 7.6%
Cablevision Systems New York Group - Class A*     1,275    27,833
Hearst-Argyle Television, Inc. - Class A            675    17,719
Time Warner, Inc.*                                4,625    77,792
                                                         --------
                                                          123,344
                                                         --------

SPECIALTY RETAIL - 9.2%
Blockbuster, Inc. - Class A                         875    14,481
Foot Locker, Inc.                                   800    19,200
Office Depot, Inc.*                               2,800    49,028
Staples, Inc.                                     1,025    26,404
Weight Watchers International, Inc.*              1,050    40,950
                                                         --------
                                                          150,063
                                                         --------
                                                          375,317
                                                         --------
CONSUMER STAPLES - 9.9%
FOOD & STAPLES RETAILING - 3.1%
The Kroger Co.*                                   2,875    50,312
                                                         --------
FOOD PRODUCTS - 2.6%
H.J. Heinz Co.                                    1,125    42,964
                                                         --------
HOUSEHOLD PRODUCTS - 2.6%
Kimberly-Clark Corp.                                650    42,542
                                                         --------

PERSONAL PRODUCTS - 1.6%
The Estee Lauder Companies, Inc. - Class A          575    26,283
                                                         --------
                                                          162,101
                                                         --------
ENERGY - 21.4%
ENERGY EQUIPMENT & SERVICES - 19.1%
Baker Hughes, Inc.                                1,550    56,854
Cooper Cameron Corp.*                               725    35,054
Schlumberger Ltd.                                 1,275    74,626
Transocean, Inc.*                                 2,000    55,540
Varco International, Inc.*                        1,900    39,311
Weatherford International Ltd.*                   1,175    51,089
                                                         --------
                                                          312,474
                                                         --------

The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  APRIL  30,  2004  (UNAUDITED)



                                                   VALUE
                                         SHARES  (NOTE 2)
---------------------------------------------------------
ENERGY (continued)
OIL & GAS - 2.3%
Amerada Hess Corp.                          525  $ 37,343
                                                 --------
                                                  349,817
                                                 --------

FINANCIALS - 7.3%
CAPITAL MARKETS - 3.2%
The Bank of New York Co., Inc.               675    19,669
SEI Investments Co.                        1,125    33,210
                                                  --------
                                                    52,879
                                                  --------

COMMERCIAL BANKS - 4.1%
PNC Financial Services Group                 425    22,568
U.S. Bancorp                               1,100    28,204
Wachovia Corp.                               350    16,013
                                                  --------
                                                    66,785
                                                  --------
                                                   119,664
                                                  --------

HEALTH CARE - 9.6%
HEALTH CARE EQUIPMENT & SUPPLIES - 1.0%
Millipore Corp.*                             325    17,040
                                                  --------


HEALTH CARE PROVIDERS & SERVICES - 2.5%
Odyssey Healthcare, Inc.*                    800    13,448
WebMD Corp.*                               3,150    27,689
                                                  --------
                                                    41,137
                                                  --------

PHARMACEUTICALS - 6.1%
Pfizer, Inc.                                 710    25,390
Schering-Plough Corp.                      4,400    73,612
                                                  --------
                                                    99,002
                                                  --------
                                                   157,179
                                                  --------

INDUSTRIALS - 5.9%
MACHINERY - 1.4%
AGCO Corp.*                                1,175    22,619
                                                  --------

ROAD & RAIL - 4.5%
CSX Corp.                                    900    27,684
Kansas City Southern*                      3,325    46,051
                                                  --------
                                                    73,735
                                                  --------
                                                    96,354
                                                  --------
INFORMATION TECHNOLOGY - 4.5%
IT SERVICES - 2.4%
First Data Corp.                             875    39,716
                                                  --------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  APRIL  30,  2004  (UNAUDITED)



                                                               SHARES/          VALUE
                                                           PRINCIPAL AMOUNT   (NOTE 2)
--------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (continued)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.0%
Cymer, Inc.*                                                            475   $ 15,191
                                                                             ---------

SOFTWARE - 1.1%
Network Associates, Inc.*                                             1,175     18,424
                                                                             ---------
                                                                                73,331
                                                                             ---------
MATERIALS - 6.9%
CHEMICALS - 2.3%
Minerals Technologies, Inc.                                             650     38,122
                                                                             ---------


CONTAINERS & PACKAGING - 1.4%
Packaging Corp. of America                                            1,050     23,079
                                                                             ---------

METALS & MINING - 1.8%
Alcoa, Inc.                                                             950     29,212
                                                                             ---------

PAPER & FOREST PRODUCTS - 1.4%
Bowater, Inc.                                                           550     23,072
                                                                             ---------
                                                                               113,485
                                                                             ---------
UTILITIES - 3.5%
ELECTRIC UTILITIES - 3.5%
Allegheny Energy, Inc.*                                               2,100     28,938
American Electric Power Co., Inc.                                       925     28,157
                                                                             ---------
                                                                                57,095
                                                                             ---------
TOTAL COMMON STOCKS
(Identified Cost $1,356,163)                                                 1,504,343
                                                                             ---------

SHORT-TERM INVESTMENTS - 8.6%
Dreyfus Treasury Cash Management - Institutional Shares              15,604     15,604
Fannie Mae Discount Note, 6/2/2004                        $          85,000     84,926
U.S. Treasury Bill, 6/3/2004                                         40,000     39,970
                                                                             ---------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $140,500)                                                     140,500
                                                                             ---------

TOTAL INVESTMENTS - 100.6%
(Identified Cost $1,496,663)                                                 1,644,843
LIABILITIES, LESS OTHER ASSETS - (0.6%)                                         (9,542)
                                                                             ---------

NET ASSETS - 100%                                                           $1,635,301
                                                                             =========


*Non-income  producing  security

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Assets  and  Liabilities  (unaudited)
April 30, 2004




ASSETS:
Investments, at value (identified cost $1,496,663) (Note 2)       $1,644,843
Dividends receivable                                                     390
Receivable from investment advisor (Note 3)                            7,100
                                                                  ----------

TOTAL ASSETS                                                       1,652,333
                                                                  ----------

LIABILITIES:

Accrued fund accounting and transfer agent service fees (Note 3)         378
Accrued transfer agent fees (Note 3)                                     139
Accrued fund accounting fees (Note 3)                                     15
Audit fees payable                                                    14,777
Legal fees payable                                                     1,148
Other payables and accrued expenses                                      575
                                                                  ----------
TOTAL LIABILITIES                                                     17,032
                                                                  ----------
TOTAL NET ASSETS                                                  $1,635,301
                                                                  ==========
NET ASSETS CONSIST OF:

Capital stock                                                     $    1,095
Additional paid-in-capital                                         1,390,957
Undistributed net investment loss                                       (847)
Accumulated net realized gain on investments                          95,916
Net unrealized appreciation on investments                           148,180
                                                                  ----------
TOTAL NET ASSETS                                                  $1,635,301
                                                                  ==========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE ($1,635,301/109,504 shares)                       $    14.93
                                                                  ==========

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Operations  (unaudited)

For  the  Six  Months  Ended  April  30,  2004




INVESTMENT INCOME:
Dividends                                                 $  6,355
Interest                                                       462
                                                          --------
Total Investment Income                                      6,817
                                                          --------
EXPENSES:

Management fees (Note 3)                                     7,275
Directors' fees (Note 3)                                     3,330
Fund accounting fees (Note 3)                                1,205
Fund accounting and transfer agent service fees (Note 3)     1,020
Transfer agent fees (Note 3)                                    60
Audit fees                                                  11,945
Legal fees                                                   1,740
Custodian fees                                               1,640
Miscellaneous                                                  762
                                                          --------
Total Expenses                                              28,977
Less reduction of expenses (Note 3)                        (21,330)
                                                          --------
Net Expenses                                                 7,647
                                                          --------
NET INVESTMENT LOSS                                           (830)
                                                          --------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments                           120,914
Net change in unrealized appreciation on investments        21,101
                                                          --------
NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS                                                142,015
                                                          --------
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                                $141,185
                                                          ========

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statements  of  Changes  in  Net  Assets




                                                         FOR THE SIX
                                                         MONTHS ENDED     FOR THE
                                                           4/30/04       YEAR ENDED
                                                         (UNAUDITED)      10/31/03
                                                        --------------  ------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)                            $        (830)  $       800
Net realized gain on investments                              120,914        41,987
Net change in unrealized appreciation on investments           21,101       126,200
                                                        --------------  ------------
Net increase from operations                                  141,185       168,987
                                                        --------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 8):

From net investment income                                       (638)       (1,400)
                                                        --------------  ------------
CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)         288,535       520,216
                                                        --------------  ------------
Net increase in net assets                                    429,082       687,803

NET ASSETS:
Beginning of period                                         1,206,219       518,416
                                                        --------------  ------------

END OF PERIOD (including undistributed net investment
income (loss) of ($847) and $621, respectively)         $   1,635,301   $ 1,206,219
                                                        ==============  ============



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Financial  Highlights




                                                          FOR THE SIX
                                                          MONTHS ENDED     FOR THE      FOR THE PERIOD
                                                            4/30/04       YEAR ENDED     7/10/02 1 TO
                                                          (UNAUDITED)      10/31/03       10/31/02
                                                         --------------  ------------  ----------------
PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):

NET ASSET VALUE - BEGINNING OF PERIOD                    $       13.42   $     11.42   $         11.51
                                                         --------------  ------------  ----------------
Income (loss) from investment operations:
Net investment income (loss)                                     (0.01)         0.01              0.03
Net realized and unrealized gain (loss) on investments            1.53          2.02             (0.12)
                                                         --------------  ------------  ----------------
Total from investment operations                                  1.52          2.03             (0.09)
                                                         --------------  ------------  ----------------
Less distributions to shareholders:
From net investment income                                       (0.01)        (0.03)                -
                                                         --------------  ------------  ----------------
NET ASSET VALUE - END OF PERIOD                          $       14.93   $     13.42   $         11.42
                                                         ==============  ============  ================
Total return2                                                    11.31%        17.82%           (0.78%)

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses*                                                       1.05%3          1.05%           1.05%3
Net investment income (loss)                                   (0.11%)3         0.09%           0.78%3
Portfolio turnover                                               35%            58%              30%

NET ASSETS - END OF PERIOD (000's omitted)               $    1,635      $  1,206      $         518
                                                         ==============  ============  ================

*The investment advisor did not impose its management fee and paid a portion of the Series' expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:

2.93%3  11.55%  31.99%3

1Commencement  of  operations.
2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.
3Annualized.



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Notes  to  Financial  Statements  (unaudited)

1.  ORGANIZATION

Equity Series (the "Series") is a no-load, non-diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide long-term growth of capital, primarily through investments in U.S. common stocks.

Shares of the Series are offered to investors and employees of Manning & Napier Advisors, Inc. (the "Advisor"), doing business as Exeter Asset Management, and its affiliates. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of April 30, 2004, 960 million shares have been designated in total among 18 series, of which 75 million have been designated as Equity Series common stock.

2.  SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION
Portfolio securities, including domestic equities, foreign equities and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

FEDERAL  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net

Notes  to  Financial  Statements  (unaudited)

FEDERAL  TAXES  (continued)
realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual  results  could  differ  from  those  estimates.

3.  TRANSACTIONS  WITH  AFFILIATES

The Fund has an Investment Advisory Agreement (the "Agreement") with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund, and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a per meeting fee for each active series of the Fund plus a fee for each committee meeting.

The Advisor has contractually agreed, until at least February 28, 2005, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total expenses for the Series at no more than 1.05% of average daily net assets each year. Accordingly, the Advisor did not impose its fee of $7,275 and assumed expenses amounting to $14,055 for the six months ended April 30, 2004, which is reflected as a reduction of expenses on the Statement of Operations.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Effective November 1, 2003, the Master Services Agreement between the Fund and the Advisor, which covers fund accounting services and transfer agent services, was amended. Under the amended agreement, for providing these services, the Fund will pay the Advisor an annual fee of 0.15% of the Fund's net assets up to $900 million, 0.11% for the Fund's net assets between $900 million and $1.5 billion, and 0.07% for the Fund's net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and account-based fees and out-of-pocket expenses will be charged. Expenses not directly attributable to a series will

Notes to Financial Statements (unaudited) be allocated based on each series' relative net assets. The Advisor has an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS serves as sub-accounting services and sub-transfer agent.

4.  PURCHASES  AND  SALES  OF  SECURITIES

For the six months ended April 30, 2004, purchases and sales of securities, other than United States Government securities and short-term securities, were $642,846 and $465,454, respectively. There were no purchases or sales of United States Government securities.

5.  CAPITAL  STOCK  TRANSACTIONS

Transactions  in  shares  of  Equity  Series  were:




                       FOR THE SIX MONTHS            FOR THE YEAR
                         ENDED 4/30/04              ENDED 10/31/03
             -------------------------------------  ----------------
                   Shares              Amount       Shares    Amount
             -------------------  ----------------  -------  ---------
Sold                     20,031   $       294,797   45,346   $530,203
Reinvested                   45               638      118      1,400
Repurchased                (472)           (6,900)    (968)   (11,387)
             -------------------  ----------------  -------  ---------
Total                    19,604   $       288,535   44,496   $520,216
             ===================  ================  =======  =========



The Series was formed on July 10, 2002 with an initial contribution of cash and securities in-kind, which had a market value of $495,922, representing the net assets of Exeter Trust Company Group Trust for Employee Benefit Plans - All-Equity Collective Investment Trust, on the date of contribution, in exchange for 43,086 shares of the Series. For tax purposes, the Series recorded the contribution on a tax-free basis at a cost of $602,813.

At April 30, 2004, the retirement plan of the advisor and its affiliates owned 97,385 shares of the Series (88.9% of shares outstanding) valued at $1,453,958.

6.  FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on April 30, 2004.

7.  FOREIGN  SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government. No such investments were held by the Series on April 30, 2004.

Notes  to  Financial  Statements  (unaudited)

8.  FEDERAL  INCOME  TAX  INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2003 were as follows:

Ordinary income  $1,400




At October 31, 2003, the Series had capital loss carryovers available to the extent allowed by tax law to offset future net capital gain, if any, which will expire as follows:



Loss Carryover   Expiration Date
---------------  ------------------
$        21,577    October 31, 2010
$         3,421    October 31, 2011


At April 30, 2004, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes  $1,496,663

Unrealized appreciation               $  182,492
Unrealized depreciation                  (34,312)
                                      -----------
Net unrealized appreciation           $  148,180
                                      ===========

Literature  Requests

PROXY  VOTING  POLICIES  AND  PROCEDURES
--------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request:

By  phone                             1-800-466-3863
On  the  Securities  and  Exchange
     Commission  (SEC)  web  site     http://www.sec.gov


PROXY  VOTING  RECORD
--------------------------------------------------------------------------------
Beginning no later than August 31, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request:

By  phone                          1-800-466-3863
On  the  SEC's  web  site          http://www.sec.gov


PROSPECTUS  AND  STATEMENT  OF  ADDITIONAL  INFORMATION  (SAI)
--------------------------------------------------------------------------------
The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. You may obtain these documents without charge, upon request:

By  phone                          1-800-466-3863
On  the  SEC's  web  site          http://www.sec.gov

Exeter  Fund,  Inc.
Semi-Annual  Report
April  30,  2004

Pro-BlendSM  Conservative  Term  Series
Pro-BlendSM  Moderate  Term  Series
Pro-BlendSM  Extended  Term  Series
Pro-BlendSM  Maximum  Term  Series

Management  Discussion  and  Analysis  (unaudited)

Dear Shareholders:

The economic recovery has solidified since our last correspondence: the third quarter 2003 gross domestic product figure surprised on the upside, confirming the optimism that had been building during the prior months. As a result, equity markets continued marching upward well into January, as investors rushed to participate in the returns associated with the early stages of the growth cycle. Volatility started to increase somewhat in February as investors began to realize how far equities had come. Markets moved largely sideways through March, and then slightly downward in April, giving up some of the earlier gains. Overall, the results were favorable, with the Standard & Poor's (S&P) 500 Total Return Index (the "Index") returning 6.27% for the six months ended April 30, 2004.

Bond markets remained relatively passive throughout March, but yields increased markedly during April as indications of long-awaited improvement in the labor market surfaced, heightening anticipation of the inevitable interest rate tightening cycle. Fixed income markets managed only a modest return for the period, with the Lehman Brothers U.S. Government/Credit Bond Index reporting returns of 1.17% for the six months ended April 30, 2004.

The Pro-BlendSM Conservative, Moderate, Extended and Maximum Term Series all outperformed their benchmarks during this same six-month period, in a manner consistent with a general increase in their exposure to defensive sectors as volatility increased in the stock market. Within the equity portion of the portfolios, outperformance was largely attributable to our overweighted positions in the Energy sector, the best performing sector in the S&P 500 Total Return Index, and the Health Care sector, which was the third best performing sector in the Index. Our significantly underweighted position in Information Technology, which was the worst performing sector in the Index, also positively contributed to our performance.

Going forward, it appears that equity markets have already yielded the dynamic returns associated with the initial rebound from the bear market, but we believe that we are still relatively early in the economic and market cycle. In general, our analysis shows stock valuations are already discounting upward movements in interest rates, whereas bond valuations are more likely to experience a period of adjustment in the months ahead. Given this environment, we have reduced some of our exposure to cyclical growth companies, focusing primarily on high quality companies with growth drivers that are less sensitive to U.S. economic growth. However, volatility in the stock and bond markets is likely to provide buying opportunities over the months ahead for us to take advantage of, using our bottom-up driven investment strategies and disciplines.

As  always,  we  appreciate  the  opportunity  to  serve  you.

Sincerely,


EXETER  ASSET  MANAGEMENT

Performance  Update  -  Pro  BlendSM  Conservative  Term  Series  (unaudited)



                                                                                 Average Annual Total Returns
                                                                                     As of April 30, 2004
                                                                 -------------------------------------------------
                                                                                                                     Growth of
                                                                              One               Five      Since     a $10, 000
                                                                              Year              Year   Inception1   Investment
                                                                 --------------------------------------------------------------

Exeter Fund, Inc. - Pro-BlendSM Conservative Term Series                                 5.88%  6.28%        6.38%  $    16,920

Lehman Brothers Intermediate U.S. Government/Credit Bond Index2                          2.03%  6.63%        6.59%  $    17,202

15%/85% Blended Index2                                                                   4.99%  5.50%        7.25%  $    18,140



The value of a $10,000 investment in the Exeter Fund, Inc. - Pro-BlendSM Conservative Term Series from its inception (11/1/95) to present (4/30/04) as compared to the Lehman Brothers Intermediate U.S. Government/Credit Bond Index and a 15%/85% Blended Index.

<graphic>
<line  chart>

Data  for  line  chart  to  follow:




                    Exeter Fund, Inc.               Lehman Brothers Intermediate
Date        Pro-BlendSM Conservative Term Series  U. S. Government/Credit Bond Index  15%/85% Blended Index
11/1/1995      $10,000                              $10,000                             $10,000
10/31/1996      10,494                               10,581                              10,790
10/31/1997      11,411                               11,374                              11,904
10/31/1998      12,157                               12,411                              13,197
10/31/1999      12,371                               12,533                              13,695
10/31/2000      13,684                               13,342                              14,604
10/31/2001      14,927                               15,244                              15,907
10/31/2002      15,576                               16,145                              16,457
10/31/2003      16,471                               17,022                              17,812
4/30/2004       16,920                               17,202                              18,140

1Performance numbers for the Series and Indices are calculated from November 1, 1995, the Series' inception date. The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results.
2The Lehman Brothers Intermediate U.S. Government/Credit Bond Index is a market value weighted measure of approximately 3,000 corporate and government investment grade securities with maturities greater than one year but less than ten years. The 15%/85% Blended Index is 15% Standard & Poor's (S&P) 500 Total Return Index and 85% Lehman Brothers Intermediate U.S. Government/Credit Bond Index. The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the Over-the-Counter market. Both Indices' returns assume reinvestment of income and, unlike Series returns, do not reflect any fees or expenses. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative Indices' portfolios.

Portfolio  Composition  -  As  of  April  30,  2004  (unaudited)

<graphic>
<pie  chart>



ASSET ALLOCATION*

Stocks and Unit Investment Trust                                  20.89%
Bonds                                                             77.86%
Cash, short-term investments, and other assets, less liabilities   1.25%




*As  a  percentage  of  net  assets.



SECTOR ALLOCATION*

Bonds                                                             77.86%
Consumer Discretionary                                             3.80%
Consumer Staples                                                   4.36%
Energy                                                             3.98%
Financials                                                         1.30%
Health Care                                                        4.14%
Industrials                                                        0.63%
Information Technology                                             0.70%
Materials                                                          0.69%
Telecommunication Services                                         0.72%
Unit Investment Trust                                              0.04%
Utilities                                                          0.53%
Cash, short-term investments, and other assets, less liabilities   1.25%




*As  a  percentage  of  net  assets.



TOP TEN STOCK HOLDINGS*
Unilever plc - ADR (United Kingdom)        1.54%
Schlumberger Ltd.                          1.36%
Schering-Plough Corp.                      1.28%
Novartis AG - ADR (Switzerland)            1.25%
Time Warner, Inc.                          1.04%
Kimberly-Clark Corp.                       0.77%
Nestle S.A. (Switzerland)                  0.65%
Baker Hughes, Inc.                         0.64%
Vodafone Group plc - ADR (United Kingdom)  0.62%
Weight Watchers International, Inc.        0.60%




*As  a  percentage  of  net  assets.

INVESTMENT  PORTFOLIO  -  APRIL  30,  2004  (UNAUDITED)



                                                                    VALUE
PRO-BLENDSM CONSERVATIVE TERM SERIES                      SHARES   (NOTE 2)
---------------------------------------------------------------------------

COMMON STOCKS - 20.85%
CONSUMER DISCRETIONARY - 3.80%
HOTELS, RESTAURANTS & LEISURE - 0.70%
Carnival Corp.                                              2,575 $109,875
Club Mediterranee S.A.* (France) (Note 7)                     950   39,004
The Hongkong & Shanghai Hotels Ltd. (Hong Kong) (Note 7)    1,900    1,194
International Speedway Corp. - Class A                         25    1,053
Shangri-La Asia Ltd. (Hong Kong) (Note 7)                   4,000    3,923
                                                                  --------
                                                                   155,049
                                                                  --------

HOUSEHOLD DURABLES - 0.03%
Interface, Inc. - Class A*                                    300    2,559
Sony Corp. - ADR (Japan) (Note 7)                             100    3,840
Waterford Wedgwood plc (Ireland) (Note 7)                   1,625      447
                                                                  --------
                                                                     6,846
                                                                  --------

MEDIA - 1.53%
Acme Communications, Inc.*                                    400    2,688
Cablevision Systems New York Group - Class A*               4,050   88,411
Hearst-Argyle Television, Inc. - Class A                       50    1,313
Insight Communications Co., Inc.*                             275    2,505
The News Corp. Ltd. - ADR (Australia) (Note 7)                225    7,594
Reed Elsevier plc - ADR (United Kingdom) (Note 7)             175    6,597
Time Warner, Inc.*                                         13,775  231,696
                                                                  --------
                                                                   340,804
                                                                  --------

MULTILINE RETAIL - 0.03%
KarstadtQuelle AG (Germany) (Note 7)                          100    2,134
PT Ramayana Lestari Sentosa Tbk (Indonesia) (Note 7)        6,500    3,960
                                                                  --------
                                                                     6,094
                                                                  --------
SPECIALTY RETAIL - 1.50%
Douglas Holding AG (Germany) (Note 7)                          75    2,033
KOMERI Co. Ltd. (Japan) (Note 7)                              100    2,737
Office Depot, Inc.*                                         5,800  101,558
Staples, Inc.                                               3,525   90,804
Toys "R" Us, Inc.*                                            125    1,931
Weight Watchers International, Inc.*                        3,425  133,575
                                                                  --------
                                                                   332,638
                                                                  --------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  APRIL  30,  2004  (UNAUDITED)



                                                                         VALUE
PRO-BLENDSM CONSERVATIVE TERM SERIES                           SHARES   (NOTE 2)
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (continued)
TEXTILES, APPAREL & LUXURY GOODS - 0.01%
LVMH S.A. (Louis Vuitton Moet Hennessy) (France) (Note 7)           50  $  3,524
                                                                        --------
                                                                         844,955
                                                                        --------
CONSUMER STAPLES - 4.36%
BEVERAGES - 0.02%
Interbrew (Belgium) (Note 7)                                       150     4,506
                                                                        --------

FOOD & STAPLES RETAILING - 0.82%
Carrefour S.A. (France) (Note 7)                                 2,575   119,489
The Kroger Co.*                                                  3,475    60,812
Metro AG (Germany) (Note 7)                                         50     2,224
                                                                        --------
                                                                         182,525
                                                                        --------
FOOD PRODUCTS - 2.27%
American Italian Pasta Co. - Class A                                50     1,548
Cadbury Schweppes plc (United Kingdom) (Note 7)                    475     3,778
Groupe Danone (France) (Note 7)                                     25     4,190
Nestle S.A. (Switzerland) (Note 7)                                 575   145,457
Smithfield Foods, Inc.*                                             75     1,995
Sylvan, Inc.*                                                      475     5,719
Unilever plc - ADR (United Kingdom) (Note 7)                     8,864   340,998
                                                                        --------
                                                                         503,685
                                                                        --------

HOUSEHOLD PRODUCTS - 0.83%
Henkel KGaA (Germany) (Note 7)                                      50     4,327
Kimberly-Clark Corp.                                             2,600   170,170
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico) (Note 7)      500     6,632
Rayovac Corp.*                                                     150     3,998
                                                                        --------
                                                                         185,127
                                                                        --------

PERSONAL PRODUCTS - 0.42%
Clarins S.A. (France) (Note 7)                                     138     8,569
The Estee Lauder Companies, Inc. - Class A                       1,825    83,421
                                                                        --------
                                                                          91,990
                                                                        --------
                                                                         967,833
                                                                        --------

ENERGY - 3.98%
ENERGY EQUIPMENT & SERVICES - 3.33%
Atwood Oceanics, Inc.*                                             125     4,581
Baker Hughes, Inc.                                               3,875   142,135
Cooper Cameron Corp.*                                              900    43,515

The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  APRIL  30,  2004  (UNAUDITED)



                                                          VALUE
PRO-BLENDSM CONSERVATIVE TERM SERIES            SHARES   (NOTE 2)
----------------------------------------------  -------  ---------
ENERGY (continued)
ENERGY EQUIPMENT & SERVICES (continued)
Helmerich & Payne, Inc.                              75  $  2,024
National-Oilwell, Inc.*                             150     4,188
Newpark Resources, Inc.*                            450     2,579
Precision Drilling Corp.* (Canada) (Note 7)          50     2,395
Pride International, Inc.*                          425     7,170
Schlumberger Ltd.                                 5,150   301,430
Smedvig ASA - Class A (Norway) (Note 7)             750     7,161
Transocean, Inc.*                                 2,850    79,144
Varco International, Inc.*                        3,175    65,691
Weatherford International Ltd.*                   1,800    78,264
                                                         --------
                                                          740,277
                                                         --------

OIL & GAS - 0.65%
Amerada Hess Corp.                                1,725   122,699
Eni S.p.A. (Italy) (Note 7)                         400     8,132
Forest Oil Corp.*                                   125     3,281
Total S.A. (France) (Note 7)                         50     9,248
                                                         --------
                                                          143,360
                                                         --------
                                                          883,637
                                                         --------

FINANCIALS - 1.30%
CAPITAL MARKETS - 0.41%
Deutsche Bank AG (Germany) (Note 7)                  75     6,159
SEI Investments Co.                               2,875    84,870
                                                         --------
                                                           91,029
                                                         --------

COMMERCIAL BANKS - 0.84%
Banca Intesa S.p.A. (Italy) (Note 7)              1,075     3,557
Banco BPI S.A. (Portugal) (Note 7)                  800     3,050
BNP Paribas S.A. (France) (Note 7)                   50     3,003
Societe Generale (France) (Note 7)                   25     2,083
U.S. Bancorp                                      3,175    81,407
UniCredito Italiano S.p.A. (Italy) (Note 7)         875     4,080
Wachovia Corp.                                    1,950    89,212
                                                         --------
                                                          186,392
                                                         --------

INSURANCE - 0.05%
Allianz AG (Germany) (Note 7)                        25     2,646
Assicurazioni Generali S.p.A. (Italy) (Note 7)      150     3,956
Axa (France) (Note 7)                               200     4,212
                                                         --------
                                                           10,814
                                                         --------
                                                          288,235
                                                         --------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  APRIL  30,  2004  (UNAUDITED)



                                                    VALUE
PRO-BLENDSM CONSERVATIVE TERM SERIES      SHARES   (NOTE 2)
-----------------------------------------------------------

HEALTH CARE - 4.14%
BIOTECHNOLOGY - 0.11%
BioMarin Pharmaceutical, Inc.*              1,050  $  7,266
Ciphergen Biosystems, Inc.*                   400     2,932
Invitrogen Corp.*                              75     5,417
Millennium Pharmaceuticals, Inc.*             300     4,497
Transkaryotic Therapies, Inc.*                300     4,359
                                                   --------
                                                     24,471
                                                   --------

HEALTH CARE EQUIPMENT & SUPPLIES - 0.69%
Advanced Neuromodulation Systems, Inc.*       225     6,131
Bruker BioSciences Corp.*                     881     4,572
Cardiac Science, Inc.*                      3,625    10,875
Conceptus, Inc.*                              425     4,887
CTI Molecular Imaging, Inc.*                  275     4,133
Millipore Corp.*                            2,350   123,211
                                                   --------
                                                    153,809
                                                   --------

HEALTH CARE PROVIDERS & SERVICES - 0.64%
Allscripts Healthcare Solutions, Inc.*      1,350    12,703
AmerisourceBergen Corp.                       100     5,789
Cardinal Health, Inc.                          75     5,494
CIGNA Corp.                                   100     6,451
McKesson Corp.                                175     5,751
Odyssey Healthcare, Inc.*                     275     4,623
WebMD Corp.*                               11,500   101,085
                                                   --------
                                                    141,896
                                                   --------

PHARMACEUTICALS - 2.70%
Aventis S.A. (France) (Note 7)                 50     3,809
Guilford Pharmaceuticals, Inc.*             1,150     7,280
Novartis AG - ADR (Switzerland) (Note 7)    6,200   277,760
Orphan Medical, Inc.*                         250     2,873
Pfizer, Inc.                                  250     8,940
Schering AG (Germany) (Note 7)                300    15,716
Schering-Plough Corp.                      16,950   283,574
                                                   --------
                                                    599,952
                                                   --------
                                                    920,128
                                                   --------

INDUSTRIALS - 0.63%
AIRLINES - 0.01%
SkyWest, Inc.                                 125     2,275
                                                   --------

COMMERCIAL SERVICES & SUPPLIES - 0.05%
Aggreko plc (United Kingdom) (Note 7)       1,375     3,920



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  APRIL  30,  2004  (UNAUDITED)



                                                                         VALUE
PRO-BLENDSM CONSERVATIVE TERM SERIES                           SHARES   (NOTE 2)
--------------------------------------------------------------------------------
INDUSTRIALS (continued)
COMMERCIAL SERVICES & SUPPLIES (continued)
BWT AG (Austria) (Note 7)                                           50  $  1,139
Quebecor World, Inc. (Canada) (Note 7)                             200     3,446
Viad Corp.                                                          75     1,872
                                                                        --------
                                                                          10,377
                                                                        --------

CONSTRUCTION & ENGINEERING - 0.04%
Insituform Technologies, Inc. - Class A*                           125     2,030
Koninklijke Boskalis Westminster N.V. (Netherlands) (Note 7)       225     5,664
                                                                        --------
                                                                           7,694
                                                                        --------

ELECTRICAL EQUIPMENT - 0.01%
Plug Power, Inc.*                                                  250     1,942
                                                                        --------

INDUSTRIAL CONGLOMERATES - 0.03%
Siemens AG (Germany) (Note 7)                                      100     7,181
                                                                        --------

MACHINERY - 0.07%
AGCO Corp.*                                                        175     3,369
Albany International Corp. - Class A                               108     3,294
Lindsay Manufacturing Co.                                          125     2,956
Tomra Systems ASA (Norway) (Note 7)                                700     2,816
Wabtec Corp.                                                       225     3,668
                                                                        --------
                                                                          16,103
                                                                        --------

ROAD & RAIL - 0.41%
CSX Corp.                                                        2,825    86,897
Kansas City Southern*                                              325     4,501
                                                                        --------
                                                                          91,398
                                                                        --------

TRANSPORTATION INFRASTRUCTURE - 0.01%
Brisa-Auto Estradas de Portugal S.A. (Portugal) (Note 7)           400     2,724
                                                                        --------
                                                                         139,694
                                                                        --------

INFORMATION TECHNOLOGY - 0.70%
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.12%
Fargo Electronics*                                                 175     1,689
Mettler-Toledo International, Inc.* (Switzerland) (Note 7)         175     7,844
Thermo Electron Corp.*                                             250     7,300
Varian, Inc.*                                                      250    10,260
                                                                        --------
                                                                          27,093
                                                                        --------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  APRIL  30,  2004  (UNAUDITED)



                                                                  VALUE
PRO-BLENDSM CONSERVATIVE TERM SERIES                    SHARES   (NOTE 2)
-------------------------------------------------------------------------
INFORMATION TECHNOLOGY (continued)
IT SERVICES - 0.51%
First Data Corp.                                          2,425  $110,071
SAP AG (Germany) (Note 7)                                    25     3,824
                                                                 --------
                                                                  113,895
                                                                 --------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.05%
Brooks Automation, Inc.*                                    475     7,904
Cymer, Inc.*                                                100     3,198
                                                                 --------
                                                                   11,102
                                                                 --------

SOFTWARE - 0.02%
Amdocs Ltd.* (Guernsey) (Note 7)                            125     3,319
                                                                 --------
                                                                  155,409
                                                                 --------

MATERIALS - 0.69%
CHEMICALS - 0.39%
Bayer AG (Germany) (Note 7)                                 175     4,741
L'Air Liquide S.A. (France) (Note 7)                         25     4,378
Lonza Group AG (Switzerland) (Note 7)                       425    20,519
Minerals Technologies, Inc.                                 975    57,184
                                                                 --------
                                                                   86,822
                                                                 --------

PAPER & FOREST PRODUCTS - 0.30%
Aracruz Celulose S.A. - ADR (Brazil) (Note 7)             2,025    63,058
Bowater, Inc.                                                75     3,146
                                                                 --------
                                                                   66,204
                                                                 --------
                                                                  153,026
                                                                 --------

TELECOMMUNICATION SERVICES - 0.72%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.08%
Deutsche Telekom AG* (Germany) (Note 7)                     150     2,575
PT Telekomunikasi Indonesia (Indonesia) (Note 7)          6,500     5,958
Telecom Italia S.p.A.* (Italy) (Note 7)                   1,732     5,554
Telefonica S.A. (Spain) (Note 7)                            250     3,719
                                                                 --------
                                                                   17,806
                                                                 --------

WIRELESS TELECOMMUNICATION SERVICES - 0.64%
Telecom Italia Mobile S.p.A. (T.I.M.) (Italy) (Note 7)      825     4,707
Vodafone Group plc - ADR (United Kingdom) (Note 7)        5,600   137,424
                                                                 --------
                                                                  142,131
                                                                 --------
                                                                  159,937
                                                                 --------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  APRIL  30,  2004  (UNAUDITED)



                                                                      SHARES/          VALUE
PRO-BLENDSM CONSERVATIVE TERM SERIES                             PRINCIPAL AMOUNT    (NOTE 2)
----------------------------------------------------------------------------------------------
UTILITIES - 0.53%
ELECTRIC UTILITIES - 0.52%
Allegheny Energy, Inc.*                                                      7,500  $  103,350
E.ON AG (Germany) (Note 7)                                                     100       6,629
Endesa S.A. (Spain) (Note 7)                                                   150       2,749
Korea Electric Power Corp. (KEPCO) - ADR (South Korea) (Note 7)                275       2,582
                                                                                    ----------
                                                                                       115,310
                                                                                    ----------

MULTI-UTILITIES & UNREGULATED POWER - 0.01%
RWE AG (Germany) (Note 7)                                                       75       3,259
                                                                                    ----------
                                                                                       118,569
                                                                                    ----------
TOTAL COMMON STOCKS
(Identified Cost $4,140,174)                                                         4,631,423
                                                                                    ----------

UNIT INVESTMENT TRUST - 0.04%
Standard & Poor's Depositary Receipts Trust Series 1
(Identified Cost $8,395)                                                        75       8,325
                                                                                    ----------

U.S. TREASURY SECURITIES - 75.64%
U.S. TREASURY BONDS - 8.74%
U.S. Treasury Bond, 6.875%, 8/15/2025                            $         170,000     202,851
U.S. Treasury Bond, 5.50%, 8/15/2028                                     1,710,000   1,737,454
                                                                                    ----------

TOTAL U.S. TREASURY BONDS
(Identified Cost $1,934,320)                                                         1,940,305
                                                                                    ----------

U.S. TREASURY NOTES - 66.90%
U.S. Treasury Note, 2.25%, 7/31/2004                                     1,000,000   1,002,969
U.S. Treasury Note, 7.25%, 8/15/2004                                        65,000      66,148
U.S. Treasury Note, 5.875%, 11/15/2004                                      10,000      10,245
U.S. Treasury Note, 1.625%, 1/31/2005                                       55,000      55,097
U.S. Treasury Note, 1.625%, 4/30/2005                                    2,235,000   2,235,349
U.S. Treasury Note, 6.50%, 5/15/2005                                       625,000     655,908
U.S. Treasury Note, 1.50%, 7/31/2005                                       600,000     597,914
U.S. Treasury Note, 1.625%, 9/30/2005                                    1,600,000   1,593,813
U.S. Treasury Note, 1.875%, 12/31/2005                                     500,000     497,988
U.S. Treasury Note, 5.625%, 2/15/2006                                       10,000      10,603
U.S. Treasury Note, 1.50%, 3/31/2006                                     1,200,000   1,183,266
U.S. Treasury Note, 7.00%, 7/15/2006                                        25,000      27,421
U.S. Treasury Note, 6.50%, 10/15/2006                                       15,000      16,379
U.S. Treasury Note, 3.50%, 11/15/2006                                      700,000     714,657
U.S. Treasury Note, 4.375%, 5/15/2007                                      500,000     521,386
U.S. Treasury Note, 6.625%, 5/15/2007                                       35,000      38,772
U.S. Treasury Note, 3.25%, 8/15/2007                                     1,050,000   1,058,695
U.S. Treasury Note, 6.125%, 8/15/2007                                       15,000      16,457



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  APRIL  30,  2004  (UNAUDITED)



                                                          PRINCIPAL AMOUNT/     VALUE
PRO-BLENDSM CONSERVATIVE TERM SERIES                            SHARES        (NOTE 2)
---------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES (continued)
U.S. TREASURY NOTES (continued)
U.S. Treasury Note, 3.00%, 2/15/2008                      $         400,000  $  397,141
U.S. Treasury Note, 5.50%, 2/15/2008                                 90,000      97,358
U.S. Treasury Note, 5.625%, 5/15/2008                                10,000      10,867
U.S. Treasury Note, 3.25%, 8/15/2008                                600,000     596,297
U.S. Treasury Note, 4.75%, 11/15/2008                               795,000     836,644
Interest Stripped - Principal Payment, 2/15/2009                     17,000      14,266
U.S. Treasury Note, 5.50%, 5/15/2009                                225,000     244,556
U.S. Treasury Note, 6.00%, 8/15/2009                                450,000     499,148
U.S. Treasury Note, 5.00%, 2/15/2011                                400,000     421,953
U.S. Treasury Note, 3.625%, 5/15/2013                             1,525,000   1,438,981
                                                                             ----------

TOTAL U.S. TREASURY NOTES
(Identified Cost $14,744,555)                                                14,860,278
                                                                             ----------

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $16,678,875)                                                16,800,583
                                                                             ----------

U.S. GOVERNMENT AGENCIES - 2.22%
MORTGAGE BACKED SECURITIES - 2.08%
GNMA, Pool #365225, 9.00%, 11/15/2024                                 2,257       2,477
GNMA, Pool #398655, 6.50%, 5/15/2026                                  7,069       7,385
GNMA, Pool #452826, 9.00%, 1/15/2028                                 10,652      11,690
GNMA, Pool #460820, 6.00%, 6/15/2028                                 25,618      26,279
GNMA, Pool #458983, 6.00%, 1/15/2029                                 86,615      88,850
GNMA, Pool #530481, 8.00%, 8/15/2030                                113,557     123,919
GNMA, Pool #577796, 6.00%, 11/15/2032                               197,130     202,217
                                                                             ----------

TOTAL MORTGAGE BACKED SECURITIES
(Identified Cost $446,497)                                                      462,817
                                                                             ----------

OTHER AGENCIES - 0.14%
Fannie Mae, 3.50%, 9/15/2004                                          5,000       5,044
Fannie Mae, 6.00%, 12/15/2005                                        10,000      10,598
Fannie Mae, 5.25%, 1/15/2009                                         15,000      15,854
                                                                             ----------

TOTAL OTHER AGENCIES
(Identified Cost $31,778)                                                        31,496
                                                                             ----------

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $478,275)                                                      494,313
                                                                             ----------

SHORT-TERM INVESTMENTS - 0.42%
Dreyfus Treasury Cash Management - Institutional Shares
(Identified Cost $93,211)                                            93,211      93,211
                                                                             ----------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  APRIL  30,  2004  (UNAUDITED)



                                                            VALUE
PRO-BLENDSM CONSERVATIVE TERM SERIES                       (NOTE 2)
-------------------------------------------------------------------
TOTAL INVESTMENTS - 99.17%
(Identified Cost $21,398,930)                          $ 22,027,855

OTHER ASSETS, LESS LIABILITIES - 0.83%                      184,060
                                                       ------------

NET ASSETS - 100%                                      $ 22,211,915
                                                       ============




*Non-income  producing  security
ADR  -  American  Depository  Receipt

The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENT OF ASSETS AND LIABILITIES - PRO-BLENDSM CONSERVATIVE TERM SERIES (UNAUDITED)

APRIL  30,  2004




ASSETS:
Investments, at value (identified cost $21,398,930) (Note 2)      $22,027,855
Foreign currency, at value (cost $4,288)                                4,305
Interest receivable                                                   156,863
Receivable for fund shares sold                                        38,038
Receivable for securities sold                                         14,854
Dividends receivable                                                    4,177
Prepaid expenses                                                        2,292
Foreign tax reclaims receivable                                         1,115
                                                                  -----------
TOTAL ASSETS                                                       22,249,499
                                                                  -----------

LIABILITIES:

Accrued management fees (Note 3)                                        9,819
Accrued fund accounting and transfer agent service fees (Note 3)        2,547
Accrued fund accounting fees (Note 3)                                   1,576
Accrued transfer agent fees (Note 3)                                      461
Audit fees payable                                                     14,992
Payable for fund shares repurchased                                     5,442
Payable for securities purchased                                        2,747
                                                                  -----------
TOTAL LIABILITIES                                                      37,584
                                                                  -----------
TOTAL NET ASSETS                                                  $22,211,915
                                                                  ===========
NET ASSETS CONSIST OF:

Capital stock                                                     $    19,755
Additional paid-in-capital                                         21,217,075
Undistributed net investment income                                   161,657
Accumulated net realized gain on investments and other assets
and liabilities                                                       184,473
Net unrealized appreciation on investments and other assets
and liabilities                                                       628,955
                                                                  -----------
TOTAL NET ASSETS                                                  $22,211,915
                                                                  ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE - CLASS A ($22,211,915/1,975,511 shares)          $     11.24
                                                                  ===========



The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENT  OF  OPERATIONS  -  PRO-BLENDSM  CONSERVATIVE  TERM SERIES (UNAUDITED)

FOR  THE  SIX  MONTHS  ENDED  APRIL  30,  2004




INVESTMENT INCOME:
Interest                                                  $268,513
Dividends (net of foreign tax withheld, $1,003)             28,303
                                                          --------
Total Investment Income                                    296,816
                                                          --------
EXPENSES:

Management fees (Note 3)                                    84,985
Fund accounting and transfer agent service fees (Note 3)    14,895
Fund accounting fees (Note 3)                                4,365
Directors' fees (Note 3)                                     3,330
Transfer agent fees (Note 3)                                 3,230
Audit fees                                                  12,230
Registration and filing fees                                 8,825
Custodian fees                                               4,710
Miscellaneous                                                2,913
                                                          --------
Total Expenses                                             139,483
Less reduction of expenses (Note 3)                        (33,285)
                                                          --------
Net Expenses                                               106,198
                                                          --------
NET INVESTMENT INCOME                                      190,618
                                                          --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:

Net realized gain on -
Investments                                                197,958
Foreign currency and other assets and liabilities               77
                                                          --------
                                                           198,035
                                                          --------
Net change in unrealized appreciation on -
Investments                                                139,869
Foreign currency and other assets and liabilities              (17)
                                                          --------
                                                           139,852
                                                          --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS                                                337,887
                                                          --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      $528,505
                                                          ========



The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENTS  OF  CHANGES  IN  NET  ASSETS  - PRO-BLENDSM CONSERVATIVE TERM SERIES




                                                            FOR THE SIX
                                                            MONTHS ENDED     FOR THE
                                                              4/30/04       YEAR ENDED
                                                             (UNAUDITED)     10/31/03
                                                           --------------  ------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income                                      $     190,618   $   284,543
Net realized gain on investments                                 198,035       488,772
Net change in unrealized appreciation on investments             139,852        98,984
                                                           --------------  ------------
Net increase from operations                                     528,505       872,299
                                                           --------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
(NOTE 8):

From net investment income                                      (210,172)     (258,479)
From net realized gain on investments                           (478,057)      (52,226)
                                                           --------------  ------------
Total distributions to shareholders                             (688,229)     (310,705)
                                                           --------------  ------------
CAPITAL STOCK ISSUED AND
REPURCHASED:

Net increase from capital share transactions (Note 5)          2,380,887     7,234,350
                                                           --------------  ------------
Net increase in net assets                                     2,221,163     7,795,944

NET ASSETS:

Beginning of period                                           19,990,752    12,194,808
                                                           --------------  ------------
END OF PERIOD (including undistributed net
investment income of $161,657 and $181,211,
respectively)                                              $  22,211,915   $19,990,752
                                                           ==============  ============



The  accompanying  notes  are  an  integral  part  of  the financial statements.

FINANCIAL HIGHLIGHTS - PRO-BLENDSM CONSERVATIVE TERM SERIES






                                                               FOR THE SIX
                                                               MONTHS ENDED
                                                                 4/30/04                FOR THE YEARS ENDED
                                                                (UNAUDITED)         10/31/03         10/31/02     10/31/01
                                                             --------------  ---------------------  ----------   ----------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):

NET ASSET VALUE - BEGINNING OF PERIOD                         $       11.32   $              10.95   $   11.34   $   11.16
                                                              --------------  ---------------------  ----------   ----------
Income (loss) from investment operations:
Net investment income                                                  0.10                   0.17       0.30 2       0.46
Net realized and unrealized gain (loss) on
investments                                                            0.21                   0.45       0.15 2       0.51
                                                              --------------  ---------------------  ----------  ----------

Total from investment operations                                       0.31                   0.62        0.45        0.97
                                                              --------------  ---------------------  ----------  ----------
Less distributions to shareholders:
From net investment income                                            (0.12)                 (0.21)      (0.41)      (0.48)
From net realized gain on investments                                 (0.27)                 (0.04)      (0.43)      (0.31)
                                                              --------------  ---------------------  ----------  ----------
Total distributions to shareholders                                   (0.39)                 (0.25)      (0.84)      (0.79)
                                                              --------------  ---------------------  ----------  ----------
NET ASSET VALUE - END OF PERIOD                               $       11.24   $              11.32   $   10.95   $   11.34
                                                              ==============  =====================  ==========  ==========
Total return1                                                        2.72%                  5.75%       4.35%       9.09%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses*                                                            1.00%3                 1.00%       1.00%       1.00%
Net investment income                                                1.80%3                 1.90%       2.95%2      3.84%

Portfolio turnover                                                    12%                    40%         55%         42%

NET ASSETS - END OF PERIOD (000's omitted)                    $      22,212   $             19,991   $  12,195   $   4,233
                                                              ==============  =====================  ==========  ==========




                                                             FOR THE YEARS ENDED
                                                               10/31/00   10/31/99
                                                              ----------  -------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):

NET ASSET VALUE - BEGINNING OF PERIOD                         $   10.62   $10.85
                                                              ----------  -------
Income (loss) from investment operations:
Net investment income                                              0.46     0.46
Net realized and unrealized gain (loss) on
investments                                                        0.62    (0.27)
                                                              ----------  -------
Total from investment operations                                   1.08     0.19
                                                              ----------  -------
Less distributions to shareholders:
From net investment income                                        (0.44)   (0.38)
From net realized gain on investments                             (0.10)   (0.04)
                                                              ----------  -------
Total distributions to shareholders                               (0.54)   (0.42)
                                                              ----------  -------
NET ASSET VALUE - END OF PERIOD                               $   11.16   $10.62
                                                              ==========  =======
Total return1                                                     10.62%    1.75%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses*                                                         1.00%    1.00%
Net investment income                                             4.13%    4.08%

Portfolio turnover                                                 33%      33%

NET ASSETS - END OF PERIOD (000's omitted)                    $   4,838   $4,837
                                                              ==========  =======




*The investment advisor did not impose all or a portion of its management fee and in some periods paid a portion of the Series' expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:




0.31%3  0.82%  1.84%  2.00%  1.23%  0.57%




1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.
2The Series adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies, which requires the Series to amortize premium and accrete discount on all debt securities (see Note 2 to the financial statements). The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain (loss) on investments per share by $0.01, and increase the net investment income ratio from 2.80% to 2.95%. Per share data and ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
3Annualized.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Performance  Update  -  Pro-BlendSM  Moderate  Term  Series (unaudited)



                                                                          Average Annual Total Returns
                                                                              As of April 30, 2004
                                                                 -------------------------------------------
                                                                                                        Growth of
                                                                  One        Five   Ten      Since      a $10,000
                                                                  Year       Year   Year   Inception1   Investment
                                                                 --------------------------------------------------------

Exeter Fund, Inc. - Pro-BlendSM Moderate Term Series                13.75%   5.84%  8.49%    7.70%       $ 22,015

Lehman Brothers Intermediate U.S. Government/Credit Bond Index2      2.03%   6.63%  6.92%    6.27%       $ 19,036

40%/60% Blended Index2                                              10.05%   3.40%  9.01%    8.33%       $ 23,337





The value of a $10,000 investment in the Exeter Fund, Inc. - Pro-BlendSM Moderate Term Series from its inception (9/15/93) to present (4/30/04) as compared to the Lehman Brothers Intermediate U.S. Government/Credit Bond Index and a 40%/60% Blended Index.

<graphic>
<line  chart>

Data  for  line  chart  to  follow:



                   Exeter Fund, Inc.            Lehman Brothers Intermediate
Date       Pro-BlendSM Moderate Term Series  U.S. Government/Credit Bond Index   40%/60% Blended Index
9/15/1993      $10,000                          $10,000                               $10,000
12/31/1993      10,092                           10,032                                10,103
12/31/1994      10,012                            9,838                                10,045
12/31/1995      12,123                           11,347                                12,438
10/31/1996      12,806                           11,728                                13,503
10/31/1997      14,472                           12,606                                15,807
10/31/1998      15,383                           13,755                                18,139
10/31/1999      16,048                           13,891                                20,037
10/31/2000      18,634                           14,788                                21,358
10/31/2001      19,304                           16,896                                20,754
10/31/2002      18,662                           17,867                                20,262
10/31/2003      20,878                           18,837                                22,626
4/30/2004       22,015                           19,036                                23,337




1Performance numbers for the Series are calculated from September 15, 1993, the Series' inception date. The Lehman Brothers Intermediate U.S. Government/Credit Bond Index only publishes month-end numbers; therefore, performance numbers for the Indices are calculated from September 30, 1993. The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results.
2The Lehman Brothers Intermediate U.S. Government/Credit Bond Index is a market value weighted measure of approximately 3,000 corporate and government investment grade securities with maturities greater than one year but less than ten years. The 40%/60% Blended Index is 40% Standard & Poor's (S&P) 500 Total Return Index and 60% Lehman Brothers Intermediate U.S. Government/Credit Bond Index. The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the Over-the-Counter market. Both Indices' returns assume reinvestment of income and, unlike Series returns, do not reflect any fees or expenses. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative Indices' portfolios.

Portfolio  Composition  -  As  of  April  30,  2004  (unaudited)

<graphic>
<pie  chart>



ASSET ALLOCATION*

Stocks and Unit Investment Trust                                  42.56%
Bonds                                                             53.85%
Cash, short-term investments, and other assets, less liabilities   3.59%


*As  a  percentage  of  net  assets.



SECTOR ALLOCATION*

Bonds                                                             53.85%
Consumer Discretionary                                             7.07%
Consumer Staples                                                   9.39%
Energy                                                             7.70%
Financials                                                         2.50%
Health Care                                                        8.80%
Industrials                                                        1.45%
Information Technology                                             1.71%
Materials                                                          1.15%
Telecommunication Services                                         1.59%
Unit Investment Trust                                              0.11%
Utilities                                                          1.09%
Cash, short-term investments, and other assets, less liabilities   3.59%




*As  a  percentage  of  net  assets.



TOP TEN STOCK HOLDINGS*

Unilever plc - ADR (United Kingdom)        2.77%
Novartis AG - ADR (Switzerland)            2.61%
Schlumberger Ltd.                          2.49%
Schering-Plough Corp.                      2.31%
Time Warner, Inc.                          2.23%
Nestle S.A. (Switzerland)                  2.12%
Kimberly-Clark Corp.                       1.71%
Vodafone Group plc - ADR (United Kingdom)  1.19%
Baker Hughes, Inc.                         1.12%
Weight Watchers International, Inc.        1.10%




*As  a  percentage  of  net  assets.

INVESTMENT  PORTFOLIO  -  APRIL  30,  2004  (UNAUDITED)



                                                                       VALUE
PRO-BLENDSM MODERATE TERM SERIES                           SHARES     (NOTE 2)
--------------------------------------------------------------------------------

COMMON STOCKS - 42.45%
CONSUMER DISCRETIONARY - 7.07%
AUTOMOBILES - 0.01%
Bayerische Motoren Werke AG (BMW) (Germany) (Note 7)            250  $   10,744
                                                                     -----------

HOTELS, RESTAURANTS & LEISURE - 1.41%
Carnival Corp.                                               16,650     710,455
Club Mediterranee S.A.* (France) (Note 7)                     8,750     359,251
The Hongkong & Shanghai Hotels Ltd. (Hong Kong) (Note 7)     83,050      52,174
International Speedway Corp. - Class A                          300      12,639
Mandarin Oriental International Ltd.* (Bermuda) (Note 7)     17,000      10,540
Shangri-La Asia Ltd. (Hong Kong) (Note 7)                    38,000      37,270
                                                                     -----------
                                                                      1,182,329
                                                                     -----------

HOUSEHOLD DURABLES - 0.14%
Cavalier Homes, Inc.*                                         3,275      20,763
Corporacion GEO S.A. de C.V. - Series B*
(Mexico) (Note 7)                                             2,425      13,929
Helen of Troy Ltd.*                                             500      16,625
Interface, Inc. - Class A*                                    2,950      25,163
Libbey, Inc.                                                    275       7,197
Sony Corp. - ADR (Japan) (Note 7)                               750      28,800
Waterford Wedgwood plc (Ireland) (Note 7)                    21,975       6,048
                                                                     -----------
                                                                        118,525
                                                                     -----------

LEISURE EQUIPMENT & PRODUCTS - 0.05%
Callaway Golf Co.                                               475       8,061
Hasbro, Inc.                                                  1,350      25,501
K2, Inc.*                                                       525       7,697
                                                                     -----------
                                                                         41,259
                                                                     -----------

MEDIA - 2.55%
Acme Communications, Inc.*                                    3,300      22,176
Antena 3 de Television S.A.* (Spain) (Note 7)                     5         254
Hearst-Argyle Television, Inc. - Class A                        500      13,125
Insight Communications Co., Inc.*                             2,750      25,052
The News Corp. Ltd. - ADR (Australia) (Note 7)                2,275      76,781
Pearson plc (United Kingdom) (Note 7)                         2,875      33,547
Reed Elsevier plc - ADR (United Kingdom) (Note 7)             1,650      62,205
Time Warner, Inc.*                                          111,575   1,876,691
VNU N.V. (Netherlands) (Note 7)                                 550      15,388
Wolters Kluwer N.V. (Netherlands) (Note 7)                    1,175      19,790
                                                                     -----------
                                                                      2,145,009
                                                                     -----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  APRIL  30,  2004  (UNAUDITED)



                                                                        VALUE
PRO-BLENDSM MODERATE TERM SERIES                            SHARES     (NOTE 2)
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (continued)
MULTILINE RETAIL - 0.08%
Don Quijote Co. Ltd. (Japan) (Note 7)                            300  $   21,367
KarstadtQuelle AG (Germany) (Note 7)                             550      11,736
PT Ramayana Lestari Sentosa Tbk (Indonesia) (Note 7)          49,000      29,851
                                                                      ----------
                                                                          62,954
                                                                      ----------

SPECIALTY RETAIL - 2.78%
Douglas Holding AG (Germany) (Note 7)                          2,250      60,983
Foot Locker, Inc.                                              1,300      31,200
KOMERI Co. Ltd. (Japan) (Note 7)                                 600      16,420
Office Depot, Inc.*                                           37,800     661,878
Staples, Inc.                                                 24,100     620,816
Toys "R" Us, Inc.*                                             1,200      18,540
Weight Watchers International, Inc.*                          23,700     924,300
                                                                      ----------
                                                                       2,334,137
                                                                      ----------

TEXTILES, APPAREL & LUXURY GOODS - 0.05%
Hampshire Group Ltd.*                                            250       7,463
LVMH S.A. (Louis Vuitton Moet Hennessy) (France) (Note 7)        400      28,195
Wolverine World Wide, Inc.                                       375      10,080
                                                                      ----------
                                                                          45,738
                                                                      ----------
                                                                       5,940,695
                                                                      ----------

CONSUMER STAPLES - 9.39%
BEVERAGES - 0.07%
Grupo Modelo S.A. de C.V. (Mexico) (Note 7)                    6,025      15,163
Interbrew (Belgium) (Note 7)                                   1,050      31,543
PepsiAmericas, Inc.                                              675      13,520
                                                                      ----------
                                                                          60,226
                                                                      ----------

FOOD & STAPLES RETAILING - 1.65%
Carrefour S.A. (France) (Note 7)                              17,575     815,544
The Kroger Co.*                                               31,850     557,375
Metro AG (Germany) (Note 7)                                      325      14,454
                                                                      ----------
                                                                       1,387,373
                                                                      ----------

FOOD PRODUCTS - 5.05%
American Italian Pasta Co. - Class A                             400      12,384
Cadbury Schweppes plc (United Kingdom) (Note 7)                3,100      24,656
Groupe Danone (France) (Note 7)                                  100      16,759
Nestle S.A. (Switzerland) (Note 7)                             7,025   1,777,109
Sanderson Farms, Inc.                                            375      13,942
Smithfield Foods, Inc.*                                        1,325      35,245
Sylvan, Inc.*                                                  2,700      32,508



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  APRIL  30,  2004  (UNAUDITED)



                                                                              VALUE
PRO-BLENDSM MODERATE TERM SERIES                                  SHARES     (NOTE 2)
---------------------------------------------------------------------------------------
CONSUMER STAPLES (continued)
FOOD PRODUCTS (continued)
Unilever plc - ADR (United Kingdom) (Note 7)                        60,498  $2,327,358
                                                                            -----------
                                                                             4,239,961
                                                                            -----------

HOUSEHOLD PRODUCTS - 1.90%
Henkel KGaA (Germany) (Note 7)                                         325      28,129
Kao Corp. (Japan) (Note 7)                                           1,000      23,877
Kimberly-Clark Corp.                                                21,950   1,436,628
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico) (Note 7)        4,750      63,000
Rayovac Corp.*                                                       1,450      38,643
                                                                            -----------
                                                                             1,590,277
                                                                            -----------

PERSONAL PRODUCTS - 0.71%
Clarins S.A. (France) (Note 7)                                       1,250      77,619
The Estee Lauder Companies, Inc. - Class A                          10,600     484,526
Shiseido Co. Ltd. (Japan) (Note 7)                                   3,000      36,890
                                                                            -----------
                                                                               599,035
                                                                            -----------

TOBACCO - 0.01%
Altadis S.A. (Spain) (Note 7)                                          275       7,770
                                                                            -----------
                                                                             7,884,642
                                                                            -----------

ENERGY - 7.70%
ENERGY EQUIPMENT & SERVICES - 6.54%
Atwood Oceanics, Inc.*                                               1,250      45,812
Baker Hughes, Inc.                                                  25,600     939,008
Compagnie Generale de Geophysique S.A. (CGG)* (France) (Note 7)        350      17,349
Cooper Cameron Corp.*                                                7,900     381,965
Helmerich & Payne, Inc.                                                650      17,543
National-Oilwell, Inc.*                                              1,625      45,370
Newpark Resources, Inc.*                                             4,550      26,071
Precision Drilling Corp.* (Canada) (Note 7)                            950      45,505
Pride International, Inc.*                                           4,225      71,276
Schlumberger Ltd.                                                   35,675   2,088,058
Smedvig ASA - Class A (Norway) (Note 7)                              5,325      50,843
Transocean, Inc.*                                                   21,700     602,609
Varco International, Inc.*                                          25,350     524,492
Veritas DGC, Inc.*                                                     900      18,387
Weatherford International Ltd.*                                     14,150     615,242
                                                                            -----------
                                                                             5,489,530
                                                                            -----------

OIL & GAS - 1.16%
Amerada Hess Corp.                                                  10,900     775,317
Eni S.p.A. (Italy) (Note 7)                                          3,475      70,650



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  APRIL  30,  2004  (UNAUDITED)



                                                                          VALUE
PRO-BLENDSM MODERATE TERM SERIES                               SHARES    (NOTE 2)
---------------------------------------------------------------------------------
ENERGY (continued)
OIL & GAS (continued)
Forest Oil Corp.*                                                 1,200  $ 31,500
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil) (Note 7)      1,350    33,683
Total S.A. (France) (Note 7)                                        350    64,739
                                                                        ---------
                                                                          975,889
                                                                        ---------
                                                                        6,465,419
                                                                        ---------

FINANCIALS - 2.50%
CAPITAL MARKETS - 0.74%
Deutsche Bank AG (Germany) (Note 7)                                 475    39,004
SEI Investments Co.                                              19,700   581,544
                                                                        ---------
                                                                          620,548
                                                                        ---------

COMMERCIAL BANKS - 1.61%
Banca Intesa S.p.A. (Italy) (Note 7)                              6,423    21,251
Banco BPI S.A. (Portugal) (Note 7)                                5,475    20,871
Banco Espirito Santo S.A. (BES) (Portugal) (Note 7)                 975    16,363
Bayerische Hypo-und Vereinsbank AG (HVB
Group)* (Germany) (Note 7)                                        1,200    20,815
BNP Paribas S.A. (France) (Note 7)                                  350    21,020
Commerzbank AG (Germany) (Note 7)                                 1,000    17,262
Societe Generale (France) (Note 7)                                  150    12,497
U.S. Bancorp                                                     22,725   582,669
UniCredito Italiano S.p.A. (Italy) (Note 7)                       6,225    29,028
Wachovia Corp.                                                   13,275   607,331
                                                                        ---------
                                                                        1,349,107
                                                                        ---------

CONSUMER FINANCE - 0.02%
Takefuji Corp. (Japan) (Note 7)                                     230    14,610
                                                                        ---------

DIVERSIFIED FINANCIAL SERVICES - 0.02%
ING Groep N.V. (Netherlands) (Note 7)                                900   19,290
                                                                        ---------

INSURANCE - 0.11%
Allianz AG (Germany) (Note 7)                                       150    15,877
Assicurazioni Generali S.p.A. (Italy) (Note 7)                    1,100    29,010
Axa (France) (Note 7)                                             1,400    29,487
Muenchener Rueckver AG (Germany) (Note 7)                           150    16,201
                                                                        ---------
                                                                           90,575
                                                                        ---------

THRIFTS & MORTGAGE FINANCE - 0.00%**
Hypo Real Estate Holding AG* (Germany) (Note 7)                      156    4,245
                                                                        ---------
                                                                        2,098,375
                                                                        ---------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  APRIL  30,  2004  (UNAUDITED)



                                                                   VALUE
PRO-BLENDSM MODERATE TERM SERIES                      SHARES     (NOTE 2)
--------------------------------------------------------------------------

HEALTH CARE - 8.80%
BIOTECHNOLOGY - 0.66%
BioMarin Pharmaceutical, Inc.*                          12,950  $   89,614
Celltech Group plc* (United Kingdom) (Note 7)           32,400     241,461
Ciphergen Biosystems, Inc.*                              3,400      24,922
Invitrogen Corp.*                                        1,150      83,065
Millennium Pharmaceuticals, Inc.*                        3,550      53,214
Transkaryotic Therapies, Inc.*                           4,450      64,659
                                                                ----------
                                                                   556,935
                                                                ----------

HEALTH CARE EQUIPMENT & SUPPLIES - 1.41%
Advanced Neuromodulation Systems, Inc.*                  1,975      53,819
Bruker BioSciences Corp.*                                9,629      49,975
Cardiac Science, Inc.*                                  44,600     133,800
Conceptus, Inc.*                                         4,875      56,062
CTI Molecular Imaging, Inc.*                             3,275      49,223
Millipore Corp.*                                        16,025     840,191
                                                                ----------
                                                                 1,183,070
                                                                ----------

HEALTH CARE PROVIDERS & SERVICES - 1.36%
Allscripts Healthcare Solutions, Inc.*                  15,825     148,913
AmerisourceBergen Corp.                                    875      50,654
Cardinal Health, Inc.                                      700      51,275
CIGNA Corp.                                              1,225      79,025
McKesson Corp.                                           1,575      51,754
Odyssey Healthcare, Inc.*                                3,000      50,430
WebMD Corp.*                                            80,825     710,452
                                                                ----------
                                                                 1,142,503
                                                                ----------

PHARMACEUTICALS - 5.37%
Aventis S.A. (France) (Note 7)                             325      24,759
Guilford Pharmaceuticals, Inc.*                         12,625      79,916
Novartis AG - ADR (Switzerland) (Note 7)                48,950   2,192,960
Orphan Medical, Inc.*                                    2,275      26,140
Pfizer, Inc.                                             2,275      81,354
Schering AG (Germany) (Note 7)                           2,750     144,060
Schering-Plough Corp.                                  116,025   1,941,098
Takeda Chemical Industries Ltd. (Japan) (Note 7)           400      16,130
                                                                ----------
                                                                 4,506,417
                                                                ----------
                                                                 7,388,925
                                                                ----------
INDUSTRIALS - 1.45%
AEROSPACE & DEFENSE - 0.03%
Empresa Brasileira de Aeronautica S.A. (Embraer) -
ADR (Brazil) (Note 7)                                      950      24,510
                                                                ----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  APRIL  30,  2004  (UNAUDITED)



                                                                           VALUE
PRO-BLENDSM MODERATE TERM SERIES                                SHARES    (NOTE 2)
----------------------------------------------------------------------------------
INDUSTRIALS (continued)
AIRLINES - 0.06%
Deutsche Lufthansa AG (Germany) (Note 7)                           1,575  $ 25,243
SkyWest, Inc.                                                      1,250    22,750
                                                                         ---------
                                                                            47,993
                                                                         ---------

COMMERCIAL SERVICES & SUPPLIES - 0.11%
Aggreko plc (United Kingdom) (Note 7)                             12,000    34,208
BWT AG (Austria) (Note 7)                                            375     8,541
Quebecor World, Inc. (Canada) (Note 7)                             1,975    34,029
Viad Corp.                                                           725    18,096
                                                                         ---------
                                                                            94,874
                                                                         ---------

CONSTRUCTION & ENGINEERING - 0.10%
Hochtief AG (Germany) (Note 7)                                       575    16,267
Insituform Technologies, Inc. - Class A*                           1,175    19,082
Koninklijke Boskalis Westminster N.V. (Netherlands) (Note 7)       2,100    52,865
                                                                         ---------
                                                                            88,214
                                                                         ---------

ELECTRICAL EQUIPMENT - 0.02%
Plug Power, Inc.*                                                  2,100    16,317
                                                                         ---------

INDUSTRIAL CONGLOMERATES - 0.10%
Siemens AG (Germany) (Note 7)                                        875    62,830
Sonae S.A. (SGPS) (Portugal) (Note 7)                             19,025    20,982
                                                                         ---------
                                                                            83,812
                                                                         ---------

MACHINERY - 0.23%
AGCO Corp.*                                                        1,600    30,800
Albany International Corp. - Class A                                 900    27,450
FANUC Ltd. (Japan) (Note 7)                                          200    12,251
Lindsay Manufacturing Co.                                          1,075    25,424
MAN AG (Germany) (Note 7)                                            950    34,791
Tomra Systems ASA (Norway) (Note 7)                                6,700    26,956
Wabtec Corp.                                                       2,125    34,638
                                                                         ---------
                                                                           192,310
                                                                         ---------


ROAD & RAIL - 0.78%
CSX Corp.                                                         19,925   612,893
Kansas City Southern*                                              3,125    43,281
                                                                         ---------
                                                                           656,174
                                                                         ---------

TRANSPORTATION INFRASTRUCTURE - 0.02%
Brisa-Auto Estradas de Portugal S.A. (Portugal) (Note 7)           2,625    17,873
                                                                         ---------
                                                                         1,222,077
                                                                         ---------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  APRIL  30,  2004  (UNAUDITED)



                                                                                  VALUE
PRO-BLENDSM MODERATE TERM SERIES                                       SHARES    (NOTE 2)
-----------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 1.71%
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.42%
Fargo Electronics*                                                        1,625  $ 15,681
KEYENCE Corp. (Japan) (Note 7)                                              100    24,013
Mabuchi Motor Co. Ltd. (Japan) (Note 7)                                     200    13,792
Mettler-Toledo International, Inc.* (Switzerland) (Note 7)                2,100    94,122
Thermo Electron Corp.*                                                    2,725    79,570
Varian, Inc.*                                                             3,000   123,120
                                                                                ---------
                                                                                  350,298
                                                                                ---------

IT SERVICES - 0.96%
First Data Corp.                                                         16,650   755,743
SAP AG (Germany) (Note 7)                                                   325    49,712
                                                                                ---------
                                                                                  805,455
                                                                                ---------

OFFICE ELECTRONICS - 0.06%
Canon, Inc. (Japan) (Note 7)                                              1,000    52,467
                                                                                ---------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.16%
Brooks Automation, Inc.*                                                  4,625    76,960
Cymer, Inc.*                                                                925    29,581
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR* (Taiwan) (Note 7)      2,825    26,922
                                                                                ---------
                                                                                  133,463
                                                                                ---------

SOFTWARE - 0.11%
Amdocs Ltd.* (Guernsey) (Note 7)                                            875    23,231
Nintendo Co. Ltd. (Japan) (Note 7)                                          500    47,211
Sammy Corp. (Japan) (Note 7)                                                600    25,391
                                                                                ---------
                                                                                   95,833
                                                                                ---------
                                                                                1,437,516
                                                                                ---------

MATERIALS - 1.15%
CHEMICALS - 0.63%
Bayer AG (Germany) (Note 7)                                               1,050    28,446
Cabot Corp.                                                                 275     9,295
Degussa AG (Germany) (Note 7)                                               225     8,089
L'Air Liquide S.A. (France) (Note 7)                                        150    26,271
Linde AG (Germany) (Note 7)                                                 250    13,636
Lonza Group AG (Switzerland) (Note 7)                                     3,550   171,394
Minerals Technologies, Inc.                                               4,600   269,790
                                                                                ---------
                                                                                  526,921
                                                                                ---------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  APRIL  30,  2004  (UNAUDITED)



                                                                               VALUE
PRO-BLENDSM MODERATE TERM SERIES                                    SHARES    (NOTE 2)
--------------------------------------------------------------------------------------
MATERIALS (continued)
PAPER & FOREST PRODUCTS - 0.52%
Aracruz Celulose S.A. - ADR (Brazil) (Note 7)                         13,075  $407,155
Bowater, Inc.                                                            850    35,657
                                                                             ---------
                                                                               442,812
                                                                             ---------
                                                                               969,733
                                                                             ---------

TELECOMMUNICATION SERVICES - 1.59%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.28%
D&E Communications, Inc.                                               1,100    15,004
Deutsche Telekom AG* (Germany) (Note 7)                                2,225    38,195
Portugal Telecom S.A. (SGPS) (Portugal) (Note 7)                       2,025    21,969
PT Telekomunikasi Indonesia (Indonesia) (Note 7)                      45,000    41,249
PT Telekomunikasi Indonesia - ADR (Indonesia) (Note 7)                 2,025    36,653
Telecom Italia S.p.A.* (Italy) (Note 7)                               12,378    39,692
Telefonica S.A. (Spain) (Note 7)                                       1,750    26,034
Telefonos de Mexico S.A. de C.V. (Telmex) - ADR (Mexico) (Note 7)        475    16,217
                                                                             ---------
                                                                               235,013
                                                                             ---------

WIRELESS TELECOMMUNICATION SERVICES - 1.31%
Maxis Communications Berhad (Malaysia) (Note 7)                        8,000    18,316
NTT DoCoMo, Inc. (Japan) (Note 7)                                         25    49,613
Telecom Italia Mobile S.p.A. (T.I.M.) (Italy) (Note 7)                 5,975    34,094
Vodafone Group plc - ADR (United Kingdom) (Note 7)                    40,675   998,165
                                                                             ---------
                                                                             1,100,188
                                                                             ---------
                                                                             1,335,201
                                                                             ---------

UTILITIES - 1.09%
ELECTRIC UTILITIES - 1.00%
Allegheny Energy, Inc.*                                               54,125   745,842
E.ON AG (Germany) (Note 7)                                               875    58,005
Endesa S.A. (Spain) (Note 7)                                             900    16,496
Korea Electric Power Corp. (KEPCO) - ADR (South Korea) (Note 7)        2,200    20,658
                                                                             ---------
                                                                               841,001
                                                                             ---------

MULTI-UTILITIES & UNREGULATED POWER - 0.09%
International Power plc* (United Kingdom) (Note 7)                     4,050    10,091
RWE AG (Germany) (Note 7)                                              1,175    51,059



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  APRIL  30,  2004  (UNAUDITED)



                                                      PRINCIPAL AMOUNT/     VALUE
PRO-BLENDSM MODERATE TERM SERIES                            SHARES         (NOTE 2)
------------------------------------------------------------------------------------
UTILITIES (continued)
MULTI-UTILITIES & UNREGULATED POWER (continued)
Suez S.A. (France) (Note 7)                                        550  $   11,024
                                                                        -----------
                                                                            72,174
                                                                        -----------
                                                                           913,175
                                                                        -----------
TOTAL COMMON STOCKS
(Identified Cost $33,061,774)                                           35,655,758
                                                                        -----------

UNIT INVESTMENT TRUST - 0.11%
Standard & Poor's Depositary Receipts Trust Series 1
(Identified Cost $92,833)                                          825      91,575
                                                                        -----------

U.S. TREASURY SECURITIES - 52.58%
U.S. TREASURY BONDS - 8.96%
U.S. Treasury Bond, 7.25%, 8/15/2022                   $       390,000  $  479,913
U.S. Treasury Bond, 6.25%, 8/15/2023                            10,000      11,112
U.S. Treasury Bond, 7.50%, 11/15/2024                        1,480,000   1,881,912
U.S. Treasury Bond, 5.50%, 8/15/2028                         5,070,000   5,151,399
                                                                        -----------

TOTAL U.S. TREASURY BONDS
(Identified Cost $7,170,023)                                             7,524,336
                                                                        -----------
U.S. TREASURY NOTES - 43.62%
U.S. Treasury Note, 2.25%, 7/31/2004                         2,525,000   2,532,497
U.S. Treasury Note, 2.125%, 10/31/2004                       1,700,000   1,707,636
U.S. Treasury Note, 5.875%, 11/15/2004                          10,000      10,245
U.S. Treasury Note, 1.625%, 4/30/2005                        4,320,000   4,320,674
U.S. Treasury Note, 6.50%, 5/15/2005                           355,000     372,556
U.S. Treasury Note, 1.625%, 9/30/2005                        4,000,000   3,984,532
U.S. Treasury Note, 5.75%, 11/15/2005                        3,435,000   3,627,683
U.S. Treasury Note, 5.875%, 11/15/2005                           5,000       5,290
U.S. Treasury Note, 1.875%, 12/31/2005                       7,000,000   6,971,839
U.S. Treasury Note, 4.625%, 5/15/2006                           75,000      78,366
U.S. Treasury Note, 6.50%, 10/15/2006                            5,000       5,460
U.S. Treasury Note, 3.50%, 11/15/2006                        1,500,000   1,531,407
U.S. Treasury Note, 3.25%, 8/15/2007                         3,500,000   3,528,983
U.S. Treasury Note, 6.125%, 8/15/2007                            5,000       5,486
U.S. Treasury Note, 5.625%, 5/15/2008                            5,000       5,433
U.S. Treasury Note, 3.25%, 8/15/2008                         6,000,000   5,962,968
U.S. Treasury Note, 3.375%, 12/15/2008                       2,000,000   1,986,094
                                                                        -----------

TOTAL U.S. TREASURY NOTES
(Identified Cost $36,508,767)                                           36,637,149
                                                                        -----------

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $43,678,790)                                           44,161,485
                                                                        -----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  APRIL  30,  2004  (UNAUDITED)



                                                          PRINCIPAL AMOUNT/     VALUE
PRO-BLENDSM MODERATE TERM SERIES                                SHARES        (NOTE 2)
----------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 1.27%
MORTGAGE BACKED SECURITIES - 0.00%**
GNMA, Pool #286310, 9.00%, 2/15/2020                      $           4,185  $    4,593
GNMA, Pool #288873, 9.50%, 8/15/2020                                    440         494
                                                                             -----------

TOTAL MORTGAGE BACKED SECURITIES
(Identified Cost $4,825)                                                          5,087
                                                                             -----------

OTHER AGENCIES - 1.27%
Fannie Mae, 3.50%, 9/15/2004                                        970,000     978,663
Fannie Mae, 5.50%, 2/15/2006                                          5,000       5,272
Fannie Mae, 4.25%, 7/15/2007                                          5,000       5,150
Fannie Mae, 5.75%, 2/15/2008                                         55,000      59,210
Fannie Mae, 5.25%, 1/15/2009                                          5,000       5,285
Fannie Mae, 6.375%, 6/15/2009                                        10,000      11,087
                                                                             -----------

TOTAL OTHER AGENCIES
(Identified Cost $1,058,432)                                                  1,064,667
                                                                             -----------

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $1,063,257)                                                  1,069,754
                                                                             -----------

SHORT-TERM INVESTMENTS - 2.25%
Dreyfus Treasury Cash Management - Institutional Shares
(Identified Cost $1,889,476)                                      1,889,476   1,889,476
                                                                             -----------

TOTAL INVESTMENTS - 98.66%
(Identified Cost $79,786,130)                                                82,868,048
OTHER ASSETS, LESS LIABILITIES - 1.34%                                        1,129,486
                                                                            ------------
NET ASSETS - 100%                                                           $83,997,534
                                                                            ============


*Non-income  producing  security
**Less  than  0.01%
ADR  -  American  Depository  Receipt

The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENT  OF  ASSETS  AND  LIABILITIES  -  PRO-BLENDSM  MODERATE  TERM  SERIES
(UNAUDITED)

APRIL  30,  2004





ASSETS:
Investments, at value (identified cost $79,786,130) (Note 2)      $82,868,048
Foreign currency, at value (cost $41,398)                              41,614
Receivable for securities sold                                        797,988
Interest receivable                                                   403,125
Receivable for fund shares sold                                        60,067
Dividends receivable                                                   29,281
Foreign tax reclaims receivable                                        11,022
Prepaid expenses                                                          536
                                                                  -----------
TOTAL ASSETS                                                       84,211,681
                                                                  -----------
LIABILITIES:

Accrued management fees (Note 3)                                       64,753
Accrued fund accounting and transfer agent service fees (Note 3)        9,562
Accrued fund accounting fees (Note 3)                                   1,949
Accrued transfer agent fees (Note 3)                                    1,349
Payable for fund shares repurchased                                   111,446
Audit fees payable                                                     17,395
Payable for securities purchased                                        7,693
                                                                  -----------
TOTAL LIABILITIES                                                     214,147
                                                                  -----------
TOTAL NET ASSETS                                                  $83,997,534
                                                                  ===========

NET ASSETS CONSIST OF:

Capital stock                                                     $    73,138
Additional paid-in-capital                                         79,103,720
Undistributed net investment income                                   316,386
Accumulated net realized gain on investments and other assets
and liabilities                                                     1,422,084
Net unrealized appreciation on investments and other assets
and liabilities                                                     3,082,206
                                                                  -----------
TOTAL NET ASSETS                                                  $83,997,534
                                                                  ===========

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE - CLASS A ($83,997,534/7,313,819 shares)          $     11.48
                                                                  ===========



The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENT  OF  OPERATIONS  -  PRO-BLENDSM  MODERATE  TERM  SERIES  (UNAUDITED)

FOR  THE  SIX  MONTHS  ENDED  APRIL  30,  2004





INVESTMENT INCOME:
Interest                                                  $  669,128
Dividends (net of foreign tax withheld, $10,627)             214,031
                                                          -----------
Total Investment Income                                      883,159
                                                          -----------

EXPENSES:

Management fees (Note 3)                                     378,345
Fund accounting and transfer agent service fees (Note 3)      53,025
Transfer agent fees (Note 3)                                   6,330
Fund accounting fees (Note 3)                                  4,720
Directors' fees (Note 3)                                       3,330
Custodian fees                                                 9,500
Miscellaneous                                                 30,361
                                                          -----------
Total Expenses                                               485,611
Less reduction of expenses (Note 3)                          (31,491)
                                                          -----------
Net Expenses                                                 454,120
                                                          -----------
NET INVESTMENT INCOME                                        429,039
                                                          -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:

Net realized gain on -
Investments                                                1,484,334
Foreign currency and other assets and liabilities              1,254
                                                          -----------
                                                           1,485,588
                                                          -----------

Net change in unrealized appreciation on -
Investments                                                1,673,866
Foreign currency and other assets and liabilities               (329)
                                                          -----------
                                                           1,673,537
                                                          -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS                                                3,159,125
                                                          -----------

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                                $3,588,164
                                                          ===========



The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS - PRO-BLENDSM MODERATE TERM SERIES





                                                                          FOR THE SIX
                                                                          MONTHS ENDED     FOR THE
                                                                            4/30/04       YEAR ENDED
                                                                          (UNAUDITED)      10/31/03
                                                                         --------------  ------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income                                                    $     429,039   $   589,107
Net realized gain on investments                                             1,485,588     1,500,106
Net change in unrealized appreciation on investments                         1,673,537     4,115,142
                                                                         --------------  ------------
Net increase from operations                                                 3,588,164     6,204,355
                                                                         --------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 8):

From net investment income                                                    (430,197)     (775,445)
From net realized gain on investments                                         (704,843)            -
                                                                         --------------  ------------
Total distributions to shareholders                                         (1,135,040)     (775,445)
                                                                         --------------  ------------

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)                       12,151,065    16,293,921
                                                                         --------------  ------------
Net increase in net assets                                                  14,604,189    21,722,831

NET ASSETS:

Beginning of period                                                         69,393,345    47,670,514
                                                                         --------------  ------------
END OF PERIOD (including undistributed net investment
income of $316,386 and $317,544, respectively)                           $  83,997,534   $69,393,345
                                                                         ==============  ============



The  accompanying  notes  are  an  integral  part  of  the financial statements.

FINANCIAL  HIGHLIGHTS  -  PRO-BLENDSM  MODERATE  TERM  SERIES



                                                     FOR THE SIX
                                                     MONTH ENDED
                                                       4/30/04                        FOR THE YEARS ENDED
                                                     (UNAUDITED)        10/31/03           10/31/02   10/31/01    10/31/00
                                                    -------------  ---------------------  ----------  ----------  ----------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):

NET ASSET VALUE - BEGINNING OF PERIOD               $      11.07   $              10.05   $   11.06   $   12.18   $   11.07
                                                    -------------  ---------------------  ----------  ----------  ----------
Income (loss) from investment operations:
Net investment income                                       0.06                   0.10        0.18        0.31        0.41
Net realized and unrealized gain (loss) on
investments                                                 0.54                   1.08       (0.50)       0.11        1.30
                                                    -------------  ---------------------  ----------  ----------  ----------
Total from investment operations                            0.60                   1.18       (0.32)       0.42        1.71
                                                    -------------  ---------------------  ----------  ----------  ----------
Less distributions to shareholders:
From net investment income                                 (0.07)                 (0.16)      (0.26)      (0.38)      (0.35)
From net realized gain on investments                      (0.12)                     -       (0.43)      (1.16)      (0.25)
                                                    -------------  ---------------------  ----------  ----------  ----------
Total distributions to shareholders                        (0.19)                 (0.16)      (0.69)      (1.54)      (0.60)
                                                    -------------  ---------------------  ----------  ----------  ----------
NET ASSET VALUE - END OF PERIOD                     $      11.48   $              11.07   $   10.05   $   11.06   $   12.18
                                                    =============  =====================  ==========  ==========  ==========
Total return1                                               5.44%                 11.87%     (3.32%)       3.59%      16.12%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses*                                                 1.20%2                   1.20%       1.20%       1.20%       1.20%
Net investment income                                     1.13%2                   1.05%       1.80%       2.68%       2.84%

Portfolio turnover                                         14%                    60%         67%         77%         47%

NET ASSETS - END OF PERIOD (000's omitted)          $     83,998   $             69,393   $  47,671   $  19,067   $  18,040
                                                    =============  =====================  ==========  ==========  ==========








                                             FOR THE YEARS ENDED
                                                   10/31/99
                                                   --------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):

NET ASSET VALUE - BEGINNING OF PERIOD               $ 11.59
                                                    --------
Income (loss) from investment operations:
Net investment income                                  0.38
Net realized and unrealized gain (loss) on
investments                                            0.22
                                                    --------
Total from investment operations                       0.60
                                                    --------
Less distributions to shareholders:
From net investment income                            (0.34)
From net realized gain on investments                 (0.78)
                                                    --------
Total distributions to shareholders                   (1.12)
                                                    --------
NET ASSET VALUE - END OF PERIOD                     $ 11.07
                                                    ========
Total return1                                          4.32%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses*                                              1.20%
Net investment income                                  3.09%

Portfolio turnover                                      45%

NET ASSETS - END OF PERIOD (000's omitted)          $26,515
                                                    ========



*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:




0.08%2  0.13%  0.23%  0.55%  0.21%  0.03%




1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.
2Annualized.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Performance  Update  -  Pro-BlendSM  Extended  Term  Series (unaudited)



                                                                           Average Annual Total Returns
                                                                             As of April 30, 2004
                                                      ---------------------------------------------------------
                                                                                                                  Growth of
                                                                  One                Five    Ten       Since     a $10, 000
                                                                  Year               Year    Year   Inception1   Investment
                                                      ----------------------------------------------------------------------

Exeter Fund, Inc. - Pro-BlendSM Extended Term Series                         17.75%  6.04%  11.00%       10.19%  $    27,861

Lehman Brothers U.S. Government/Credit Bond Index2                            1.80%  6.83%   7.39%        6.55%  $    19,481

50%/50% Blended Index2                                                       12.03%  2.64%   9.73%        8.88%  $    24,444



The value of a $10,000 investment in the Exeter Fund, Inc. - Pro-BlendSM Extended Term Series from its inception (10/12/93) to present (4/30/04) as compared to the Lehman Brothers U.S. Government/Credit Bond Index and a 50%/50% Blended Index.

<graphic>
<line  chart>

Data  for  line  chart  to  follow:



                            Exeter Fund, Inc.                   Lehman Brothers                    50%/50% Blended
Date               Pro-BlendSM Extended Term Series  U.S. Government/Credit Bond Index                  Index
10/12/1993              $10,000                         $10,000                                  $10,000
12/31/1993                9,982                           9,930                                    9,978
12/31/1994               10,333                           9,582                                    9,872
12/31/1995               13,707                          11,426                                   12,650
10/31/1996               15,078                          11,675                                   13,822
10/31/1997               18,047                          12,704                                   16,615
10/31/1998               17,947                          14,009                                   19,392
10/31/1999               19,824                          13,916                                   21,716
10/31/2000               23,557                          14,908                                   23,213
10/31/2001               23,881                          17,192                                   21,739
10/31/2002               22,511                          18,136                                   20,737
10/31/2003               25,990                          19,256                                   23,566
4/30/2004                27,861                          19,481                                   24,444





1Performance numbers for the Series are calculated from October 12, 1993, the Series' inception date. The Lehman Brothers U.S. Government/Credit Bond Index only publishes month-end numbers; therefore, performance numbers for the Indices are calculated from October 31, 1993. The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results.
2The Lehman Brothers U.S. Government/Credit Bond Index is a market value weighted measure of approximately 4,000 corporate, government and mortgage backed securities. The Index is comprised of investment grade securities with maturities greater than one year. The 50%/50% Blended Index is 50% Standard & Poor's (S&P) 500 Total Return Index and 50% Lehman Brothers U.S. Government/Credit Bond Index. The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the Over-the-Counter market. Both Indices' returns assume reinvestment of income and, unlike Series returns, do not reflect any fees or expenses. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative Indices' portfolios.

Portfolio  Composition  -  As  of  April  30,  2004  (unaudited)

<graphic>
<pie  graph>



ASSET ALLOCATION*

Stocks and Unit Investment Trust                                  55.93%
Bonds                                                             40.42%
Cash, short-term investments, and other assets, less liabilities   3.65%




*As  a  percentage  of  net  assets.



SECTOR ALLOCATION*

Bonds                                                             40.42%
Consumer Discretionary                                             8.90%
Consumer Staples                                                  12.36%
Energy                                                             9.57%
Financials                                                         3.44%
Health Care                                                       11.48%
Industrials                                                        1.97%
Information Technology                                             2.13%
Materials                                                          2.32%
Telecommunication Services                                         2.17%
Unit Investment Trust                                              0.13%
Utilities                                                          1.46%
Cash, short-term investments, and other assets, less liabilities   3.65%




*As  a  percentage  of  net  assets.



TOP TEN STOCK HOLDINGS*

Unilever plc - ADR (United Kingdom)        3.68%
Novartis AG - ADR (Switzerland)            3.44%
Schering-Plough Corp.                      3.00%
Schlumberger Ltd.                          2.77%
Nestle S.A. (Switzerland)                  2.56%
Time Warner, Inc.                          2.52%
Kimberly-Clark Corp.                       2.24%
Vodafone Group plc - ADR (United Kingdom)  1.61%
Baker Hughes, Inc.                         1.58%
Millipore Corp.                            1.40%




*As  a  percentage  of  net  assets.

INVESTMENT  PORTFOLIO  -  APRIL  30,  2004  (UNAUDITED)



                                                                       VALUE
PRO-BLENDSM EXTENDED TERM SERIES                           SHARES     (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCKS - 55.80%

CONSUMER DISCRETIONARY - 8.90%
AUTOMOBILES - 0.02%
Bayerische Motoren Werke AG (BMW) (Germany) (Note 7)          1,200  $   51,570
                                                                     -----------

HOTELS, RESTAURANTS & LEISURE - 1.74%
Carnival Corp.                                               63,575   2,712,745
Club Mediterranee S.A.* (France) (Note 7)                    35,225   1,446,240
The Hongkong & Shanghai Hotels Ltd. (Hong Kong) (Note 7)     88,875      55,833
International Speedway Corp. - Class A                        1,350      56,876
Mandarin Oriental International Ltd.* (Bermuda) (Note 7)     82,000      50,840
Shangri-La Asia Ltd. (Hong Kong) (Note 7)                   126,000     123,580
                                                                    -----------
                                                                      4,446,114
                                                                    -----------

HOUSEHOLD DURABLES - 0.19%
Cavalier Homes, Inc.*                                        12,150      77,031
Corporacion GEO S.A. de C.V. - Series B*
(Mexico) (Note 7)                                             9,950      57,150
Helen of Troy Ltd.*                                           2,000      66,500
Hunter Douglas N.V. (Netherlands) (Note 7)                      950      45,518
Interface, Inc. - Class A*                                   11,925     101,720
Sony Corp. - ADR (Japan) (Note 7)                             3,425     131,520
Waterford Wedgwood plc (Ireland) (Note 7)                    52,200      14,367
                                                                    -----------
                                                                        493,806
                                                                    -----------

LEISURE EQUIPMENT & PRODUCTS - 0.06%
Callaway Golf Co.                                             2,275      38,607
Hasbro, Inc.                                                  5,000      94,450
K2, Inc.*                                                     2,175      31,885
                                                                    -----------
                                                                        164,942
                                                                    -----------

MEDIA - 3.07%
Acme Communications, Inc.*                                   14,500      97,440
Cablevision Systems New York Group - Class A*                10,200     222,666
Hearst-Argyle Television, Inc. - Class A                      2,250      59,062
Impresa S.A. (SGPS)* (Portugal) (Note 7)                      8,400      42,292
Insight Communications Co., Inc.*                            11,425     104,082
The News Corp. Ltd. - ADR (Australia) (Note 7)                9,925     334,969
Pearson plc (United Kingdom) (Note 7)                        12,975     151,401
Reed Elsevier plc - ADR (United Kingdom) (Note 7)             7,025     264,843
Time Warner, Inc.*                                          384,025   6,459,301
VNU N.V. (Netherlands) (Note 7)                               2,250      62,952



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  APRIL  30,  2004  (UNAUDITED)



                                                                          VALUE
PRO-BLENDSM EXTENDED TERM SERIES                             SHARES     (NOTE 2)
---------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (continued)
MEDIA (continued)
Wolters Kluwer N.V. (Netherlands) (Note 7)                      4,825  $   81,265
                                                                       ----------
                                                                        7,880,273
                                                                       ----------

MULTILINE RETAIL - 0.10%
Don Quijote Co. Ltd. (Japan) (Note 7)                           1,100      78,347
KarstadtQuelle AG (Germany) (Note 7)                            2,625      56,012
PT Ramayana Lestari Sentosa Tbk (Indonesia) (Note 7)          198,000     120,622
                                                                       ----------
                                                                          254,981
                                                                       ----------

SPECIALTY RETAIL - 3.62%
Courts Mammoth Berhad (Malaysia) (Note 7)                      63,700      42,578
Douglas Holding AG (Germany) (Note 7)                           9,150     247,999
Foot Locker, Inc.                                               4,700     112,800
KOMERI Co. Ltd. (Japan) (Note 7)                                2,400      65,679
Office Depot, Inc.*                                           157,800   2,763,078
Staples, Inc.                                                  98,550   2,538,648
Toys "R" Us, Inc.*                                              4,800      74,160
Weight Watchers International, Inc.*                           87,925   3,429,075
                                                                      -----------
                                                                        9,274,017
                                                                      -----------

TEXTILES, APPAREL & LUXURY GOODS - 0.10%
Hampshire Group Ltd.*                                             975      29,106
LVMH S.A. (Louis Vuitton Moet Hennessy) (France) (Note 7)       1,925     135,687
The Timberland Co. - Class A*                                     725      45,472
Wolverine World Wide, Inc.                                      1,525      40,992
                                                                      -----------
                                                                          251,257
                                                                      -----------
                                                                       22,816,960
                                                                      -----------

CONSUMER STAPLES - 12.36%
BEVERAGES - 0.10%
Grupo Modelo S.A. de C.V. (Mexico) (Note 7)                    25,100      63,170
Interbrew (Belgium) (Note 7)                                    4,750     142,693
PepsiAmericas, Inc.                                             2,425      48,573
                                                                      -----------
                                                                          254,436
                                                                      -----------

FOOD & STAPLES RETAILING - 2.16%
Carrefour S.A. (France) (Note 7)                               71,900   3,336,421
The Kroger Co.*                                               121,475   2,125,812
Metro AG (Germany) (Note 7)                                     1,550      68,934
                                                                      -----------
                                                                        5,531,167
                                                                      -----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  APRIL  30,  2004  (UNAUDITED)



                                                                               VALUE
PRO-BLENDSM EXTENDED TERM SERIES                                   SHARES     (NOTE 2)
---------------------------------------------------------------------------------------
CONSUMER STAPLES (continued)
FOOD PRODUCTS - 6.48%
American Italian Pasta Co. - Class A                                  1,600  $   49,536
Cadbury Schweppes plc (United Kingdom) (Note 7)                      15,625     124,273
Groupe Danone (France) (Note 7)                                         475      79,603
Nestle S.A. (Switzerland) (Note 7)                                   25,950   6,564,553
Sanderson Farms, Inc.                                                 1,537      57,146
Smithfield Foods, Inc.*                                               5,950     158,270
Sylvan, Inc.*                                                        10,875     130,935
Unilever plc - ADR (United Kingdom) (Note 7)                        245,199   9,432,806
                                                                            -----------
                                                                             16,597,122
                                                                            -----------

HOUSEHOLD PRODUCTS - 2.49%
Henkel KGaA (Germany) (Note 7)                                        1,650     142,807
Kao Corp. (Japan) (Note 7)                                            3,000      71,632
Kimberly-Clark Corp.                                                 87,800   5,746,510
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico) (Note 7)        20,400     270,569
Rayovac Corp.*                                                        6,100     162,565
                                                                            -----------
                                                                              6,394,083
                                                                            -----------

PERSONAL PRODUCTS - 1.12%
Clarins S.A. (France) (Note 7)                                        5,294     328,732
The Estee Lauder Companies, Inc. - Class A                           52,500   2,399,775
Shiseido Co. Ltd. (Japan) (Note 7)                                   12,000     147,560
                                                                            -----------
                                                                              2,876,067
                                                                            -----------

TOBACCO - 0.01%
Altadis S.A. (Spain) (Note 7)                                         1,275      36,025
                                                                            -----------
                                                                             31,688,900
                                                                            -----------

ENERGY - 9.57%
ENERGY EQUIPMENT & SERVICES - 8.03%
Atwood Oceanics, Inc.*                                                4,400     161,260
Baker Hughes, Inc.                                                  110,675   4,059,559
Compagnie Generale de Geophysique S.A. (CGG)* (France) (Note 7)       1,775      87,984
Cooper Cameron Corp.*                                                30,975   1,497,641
Helmerich & Payne, Inc.                                               2,675      72,198
National-Oilwell, Inc.*                                               5,050     140,996
Newpark Resources, Inc.*                                             20,675     118,468
Precision Drilling Corp.* (Canada) (Note 7)                           4,475     214,352
Pride International, Inc.*                                           12,075     203,705
Schlumberger Ltd.                                                   121,300   7,099,689
Smedvig ASA - Class A (Norway) (Note 7)                              24,075     229,869



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  APRIL  30,  2004  (UNAUDITED)



                                                                                  VALUE
PRO-BLENDSM EXTENDED TERM SERIES                                      SHARES     (NOTE 2)
------------------------------------------------------------------------------------------
ENERGY (continued)
ENERGY EQUIPMENT & SERVICES (continued)
Transocean, Inc.*                                                       79,250  $2,200,773
Varco International, Inc.*                                              99,425   2,057,103
Veritas DGC, Inc.*                                                       3,300      67,419
Weatherford International Ltd.*                                         54,325   2,362,051
                                                                               -----------
                                                                                20,573,067
                                                                               -----------

OIL & GAS - 1.54%
Amerada Hess Corp.                                                      44,300   3,151,059
Eni S.p.A. (Italy) (Note 7)                                             13,075     265,825
Forest Oil Corp.*                                                        5,100     133,875
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil) (Note 7)             5,850     145,958
Total S.A. (France) (Note 7)                                             1,350     249,706
                                                                               -----------
                                                                                 3,946,423
                                                                               -----------
                                                                                24,519,490
                                                                               -----------

FINANCIALS - 3.44%
CAPITAL MARKETS - 1.00%
Deutsche Bank AG (Germany) (Note 7)                                      2,175     178,599
SEI Investments Co.                                                     80,375   2,372,670
                                                                               -----------
                                                                                 2,551,269
                                                                               -----------

COMMERCIAL BANKS - 2.23%
Banca Intesa S.p.A. (Italy) (Note 7)                                    30,335     100,365
Banca Monte dei Paschi di Siena S.p.A. (Italy) (Note 7)                 10,950      34,128
Banco BPI S.A. (Portugal) (Note 7)                                      22,825      87,009
Banco Espirito Santo S.A. (BES) (Portugal) (Note 7)                      4,050      67,969
Bayerische Hypo-und Vereinsbank AG (HVB Group)* (Germany) (Note 7)       4,950      85,862
BNP Paribas S.A. (France) (Note 7)                                       1,550      93,089
Commerzbank AG (Germany) (Note 7)                                        4,025      69,480
Hong Leong Bank Berhad (Malaysia) (Note 7)                              36,300      48,718
SanPaolo IMI S.p.A. (Italy) (Note 7)                                     3,025      35,283
Societe Generale (France) (Note 7)                                         675      56,236
U.S. Bancorp                                                            92,775   2,378,751
UniCredito Italiano S.p.A. (Italy) (Note 7)                             29,175     136,047
Wachovia Corp.                                                          55,225   2,526,544
                                                                               -----------
                                                                                 5,719,481
                                                                               -----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  APRIL  30,  2004  (UNAUDITED)



                                                             VALUE
PRO-BLENDSM EXTENDED TERM SERIES                 SHARES     (NOTE 2)
---------------------------------------------------------------------
FINANCIALS (continued)
CONSUMER FINANCE - 0.02%
Takefuji Corp. (Japan) (Note 7)                       950  $   60,346
                                                           ----------

DIVERSIFIED FINANCIAL SERVICES - 0.03%
ING Groep N.V. (Netherlands) (Note 7)               3,650      78,233
                                                           ----------

INSURANCE - 0.16%
Allianz AG (Germany) (Note 7)                         750      79,387
Assicurazioni Generali S.p.A. (Italy) (Note 7)      5,100     134,500
Axa (France) (Note 7)                               6,550     137,956
Muenchener Rueckver AG (Germany) (Note 7)             625      67,505
                                                          -----------
                                                              419,348
                                                          -----------
                                                            8,828,677
                                                          -----------

HEALTH CARE - 11.48%
BIOTECHNOLOGY - 0.83%
BioMarin Pharmaceutical, Inc.*                     48,050     332,506
Celltech Group plc* (United Kingdom) (Note 7)     125,550     935,663
Ciphergen Biosystems, Inc.*                        15,000     109,950
Invitrogen Corp.*                                   4,250     306,978
Millennium Pharmaceuticals, Inc.*                  13,150     197,119
Transkaryotic Therapies, Inc.*                     16,550     240,472
                                                          -----------
                                                            2,122,688
                                                          -----------

HEALTH CARE EQUIPMENT & SUPPLIES - 1.87%
Advanced Neuromodulation Systems, Inc.*             8,100     220,725
Bruker BioSciences Corp.*                          20,032     103,966
Cardiac Science, Inc.*                            165,325     495,975
Conceptus, Inc.*                                   18,125     208,437
CTI Molecular Imaging, Inc.*                       12,225     183,742
Millipore Corp.*                                   68,525   3,592,766
                                                          -----------
                                                            4,805,611
                                                          -----------

HEALTH CARE PROVIDERS & SERVICES - 1.77%
Allscripts Healthcare Solutions, Inc.*             58,875     554,014
AmerisourceBergen Corp.                             3,475     201,168
Cardinal Health, Inc.                               2,900     212,425
CIGNA Corp.                                         4,500     290,295
McKesson Corp.                                      6,525     214,412
Odyssey Healthcare, Inc.*                          11,175     187,852
WebMD Corp.*                                      326,575   2,870,594
                                                          -----------
                                                            4,530,760
                                                          -----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  APRIL  30,  2004  (UNAUDITED)



                                                                                        VALUE
PRO-BLENDSM EXTENDED TERM SERIES                                            SHARES     (NOTE 2)
------------------------------------------------------------------------------------------------
HEALTH CARE (continued)
PHARMACEUTICALS - 7.01%
Aventis S.A. (France) (Note 7)                                                 1,500  $  114,271
Guilford Pharmaceuticals, Inc.*                                               46,950     297,194
Novartis AG - ADR (Switzerland) (Note 7)                                     196,650   8,809,920
Orphan Medical, Inc.*                                                          9,400     108,006
Pfizer, Inc.                                                                   8,450     302,172
Schering AG (Germany) (Note 7)                                                10,750     563,143
Schering-Plough Corp.                                                        460,100   7,697,473
Takeda Chemical Industries Ltd. (Japan) (Note 7)                               1,700      68,551
                                                                                     -----------
                                                                                      17,960,730
                                                                                     -----------
                                                                                      29,419,789
                                                                                     -----------

INDUSTRIALS - 1.97%
AEROSPACE & DEFENSE - 0.04%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil) (Note 7)       4,075     105,135
                                                                                     -----------

AIRLINES - 0.07%
Deutsche Lufthansa AG (Germany) (Note 7)                                       6,475     103,777
SkyWest, Inc.                                                                  3,725      67,795
                                                                                     -----------
                                                                                         171,572
                                                                                     -----------

COMMERCIAL SERVICES & SUPPLIES - 0.15%
Aggreko plc (United Kingdom) (Note 7)                                         51,875     147,878
Quebecor World, Inc. (Canada) (Note 7)                                         9,100     156,793
Viad Corp.                                                                     2,925      73,008
                                                                                     -----------
                                                                                         377,679
                                                                                     -----------

CONSTRUCTION & ENGINEERING - 0.16%
Fomento de Construcciones y Contratas S.A. (FCC) (Spain) (Note 7)              1,075      38,183
Hochtief AG (Germany) (Note 7)                                                 2,625      74,263
Insituform Technologies, Inc. - Class A*                                       4,825      78,358
Koninklijke Boskalis Westminster N.V. (Netherlands) (Note 7)                   9,250     232,857
                                                                                     -----------
                                                                                         423,661
                                                                                     -----------

ELECTRICAL EQUIPMENT - 0.04%
Global Power Equipment Group, Inc.*                                            5,500      39,820
Plug Power, Inc.*                                                              8,575      66,628
                                                                                     -----------
                                                                                         106,448
                                                                                     -----------

INDUSTRIAL CONGLOMERATES - 0.13%
Siemens AG (Germany) (Note 7)                                                  3,325     238,752
Sonae S.A. (SGPS) (Portugal) (Note 7)                                         77,250      85,195
                                                                                     -----------
                                                                                         323,947
                                                                                     -----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  APRIL  30,  2004  (UNAUDITED)



                                                                                   VALUE
PRO-BLENDSM EXTENDED TERM SERIES                                       SHARES     (NOTE 2)
-------------------------------------------------------------------------------------------
INDUSTRIALS (continued)
MACHINERY - 0.31%
AGCO Corp.*                                                               6,500  $  125,125
Albany International Corp. - Class A                                      3,800     115,900
FANUC Ltd. (Japan) (Note 7)                                               1,000      61,257
Lindsay Manufacturing Co.                                                 4,375     103,469
MAN AG (Germany) (Note 7)                                                 3,875     141,910
Tomra Systems ASA (Norway) (Note 7)                                      30,900     124,320
Wabtec Corp.                                                              8,175     133,252
                                                                                -----------
                                                                                    805,233
                                                                                -----------

ROAD & RAIL - 1.04%
CSX Corp.                                                                80,925   2,489,253
Kansas City Southern*                                                    11,925     165,161
                                                                                -----------
                                                                                  2,654,414
                                                                                -----------

TRANSPORTATION INFRASTRUCTURE - 0.03%
Brisa-Auto Estradas de Portugal S.A. (Portugal) (Note 7)                 10,975      74,728
                                                                                -----------
                                                                                  5,042,817
                                                                                ----------

INFORMATION TECHNOLOGY - 2.13%
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.50%
Fargo Electronics*                                                        6,625      63,931
KEYENCE Corp. (Japan) (Note 7)                                              300      72,040
Mabuchi Motor Co. Ltd. (Japan) (Note 7)                                     800      55,167
Mettler-Toledo International, Inc.* (Switzerland) (Note 7)                7,775     348,475
Thermo Electron Corp.*                                                   10,125     295,650
Varian, Inc.*                                                            11,150     457,596
                                                                                -----------
                                                                                  1,292,859
                                                                                -----------

IT SERVICES - 1.23%
First Data Corp.                                                         65,225   2,960,563
SAP AG (Germany) (Note 7)                                                 1,225     187,377
                                                                                -----------
                                                                                  3,147,940
                                                                                -----------

OFFICE ELECTRONICS - 0.02%
Canon, Inc. (Japan) (Note 7)                                              1,000      52,467
                                                                                -----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.22%
Brooks Automation, Inc.*                                                 18,950     315,328
Cymer, Inc.*                                                              3,900     124,722
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR* (Taiwan) (Note 7)     12,325     117,457
                                                                                -----------
                                                                                    557,507
                                                                                -----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  APRIL  30,  2004  (UNAUDITED)



                                                                                VALUE
PRO-BLENDSM EXTENDED TERM SERIES                                    SHARES     (NOTE 2)
----------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (continued)
SOFTWARE - 0.16%
Amdocs Ltd.* (Guernsey) (Note 7)                                       4,275  $  113,501
Nintendo Co. Ltd. (Japan) (Note 7)                                     2,000     188,845
Sammy Corp. (Japan) (Note 7)                                           2,550     107,911
                                                                              ----------
                                                                                 410,257
                                                                              ----------
                                                                               5,461,030
                                                                              ----------

MATERIALS - 2.32%
CHEMICALS - 1.18%
Bayer AG (Germany) (Note 7)                                            5,000     135,459
Cabot Corp.                                                            1,325      44,785
L'Air Liquide S.A. (France) (Note 7)                                     675     118,218
Linde AG (Germany) (Note 7)                                            1,125      61,361
Lonza Group AG (Switzerland) (Note 7)                                 14,700     709,718
Minerals Technologies, Inc.                                           33,350   1,955,977
                                                                              ----------
                                                                               3,025,518
                                                                              ----------

METALS & MINING - 0.02%
RTI International Metals, Inc.*                                        3,100      45,415
                                                                              ----------

PAPER & FOREST PRODUCTS - 1.12%
Aracruz Celulose S.A. - ADR (Brazil) (Note 7)                         89,200   2,777,688
Bowater, Inc.                                                          2,625     110,119
                                                                              ----------
                                                                               2,887,807
                                                                              ----------
                                                                               5,958,740
                                                                              ----------

TELECOMMUNICATION SERVICES - 2.17%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.40%
D&E Communications, Inc.                                               4,600      62,744
Deutsche Telekom AG* (Germany) (Note 7)                                9,150     157,070
Portugal Telecom S.A. (SGPS) (Portugal) (Note 7)                       8,400      91,129
PT Telekomunikasi Indonesia (Indonesia) (Note 7)                     187,000     171,413
PT Telekomunikasi Indonesia - ADR (Indonesia) (Note 7)                 8,800     159,280
Telecom Italia S.p.A.* (Italy) (Note 7)                               58,025     186,066
Telefonica S.A. (Spain) (Note 7)                                       8,175     121,615
Telefonos de Mexico S.A. de C.V. (Telmex) - ADR (Mexico) (Note 7)      1,975      67,426
                                                                              ----------
                                                                               1,016,743
                                                                              ----------

WIRELESS TELECOMMUNICATION SERVICES - 1.77%
Maxis Communications Berhad (Malaysia) (Note 7)                       32,500      74,408



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  APRIL  30,  2004  (UNAUDITED)



                                                                      SHARES/          VALUE
PRO-BLENDSM EXTENDED TERM SERIES                                 PRINCIPAL AMOUNT     (NOTE 2)
-----------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES (continued)
WIRELESS TELECOMMUNICATION SERVICES (continued)
NTT DoCoMo, Inc. (Japan) (Note 7)                                              100  $   198,450
Telecom Italia Mobile S.p.A. (T.I.M.) (Italy) (Note 7)                      27,950      159,484
Vodafone Group plc - ADR (United Kingdom) (Note 7)                         167,825    4,118,426
                                                                                    -----------
                                                                                      4,550,768
                                                                                    -----------
                                                                                      5,567,511
                                                                                    -----------

UTILITIES - 1.46%
ELECTRIC UTILITIES - 1.34%
Allegheny Energy, Inc.*                                                    217,400    2,995,772
E.ON AG (Germany) (Note 7)                                                   3,250      215,445
Endesa S.A. (Spain) (Note 7)                                                 4,200       76,981
Iberdrola S.A. (Spain) (Note 7)                                              1,800       35,495
Korea Electric Power Corp. (KEPCO) - ADR (South Korea) (Note 7)             10,825      101,647
                                                                                   ------------
                                                                                      3,425,340
                                                                                   ------------

MULTI-UTILITIES & UNREGULATED POWER - 0.12%
International Power plc* (United Kingdom) (Note 7)                          19,900       49,582
RWE AG (Germany) (Note 7)                                                    4,850      210,755
Suez S.A. (France) (Note 7)                                                  2,575       51,611
                                                                                   ------------
                                                                                        311,948
                                                                                   ------------
                                                                                      3,737,288
                                                                                   ------------
TOTAL COMMON STOCKS
(Identified Cost $131,735,507)                                                      143,041,202
                                                                                   ------------

UNIT INVESTMENT TRUST - 0.13%
Standard & Poor's Depositary Receipts Trust Series 1
(Identified Cost $339,757)                                                   3,025      335,775
                                                                                   ------------

U.S. TREASURY SECURITIES - 40.34%
U.S. TREASURY BONDS - 9.56%
U.S. Treasury Bond, 7.25%, 8/15/2022                             $           5,000        6,153
U.S. Treasury Bond, 5.50%, 8/15/2028                                    24,110,000   24,497,086
                                                                                   ------------

TOTAL U.S. TREASURY BONDS
(Identified Cost $24,311,511)                                                        24,503,239
                                                                                   ------------

U.S. TREASURY NOTES - 30.78%
U.S. Treasury Note, 1.625%, 4/30/2005                                    3,000,000    3,000,468
U.S. Treasury Note, 1.50%, 7/31/2005                                     5,000,000    4,982,615
U.S. Treasury Note, 1.625%, 9/30/2005                                   12,000,000   11,953,596



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  APRIL  30,  2004  (UNAUDITED)



                                                          PRINCIPAL AMOUNT/      VALUE
PRO-BLENDSM EXTENDED TERM SERIES                                SHARES         (NOTE 2)
----------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES (continued)
U.S. TREASURY NOTES (continued)
U.S. Treasury Note, 1.875%, 12/31/2005                    $      15,000,000  $14,939,655
U.S. Treasury Note, 3.00%, 2/15/2008                             19,700,000   19,559,184
U.S. Treasury Note, 3.25%, 8/15/2008                              5,000,000    4,969,140
U.S. Treasury Note, 3.375%, 12/15/2008                           19,650,000   19,513,374
                                                                             -----------

TOTAL U.S. TREASURY NOTES
(Identified Cost $79,898,586)                                                 78,918,032
                                                                             -----------

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $104,210,097)                                               103,421,271
                                                                             -----------

U.S. GOVERNMENT AGENCIES - 0.08%
Fannie Mae, 4.25%, 7/15/2007                                        190,000      195,681
Fannie Mae, 5.75%, 2/15/2008                                          5,000        5,383
                                                                             -----------

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $203,147)                                                       201,064
                                                                            ------------

SHORT-TERM INVESTMENTS - 3.25%
Dreyfus Treasury Cash Management - Institutional Shares             331,296      331,296
Fannie Mae Discount Note, 6/2/2004                        $       8,000,000    7,992,889
                                                                            ------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $8,324,185)                                                   8,324,185
                                                                            ------------

TOTAL INVESTMENTS - 99.60%
(Identified Cost $244,812,693)                                               255,323,497

OTHER ASSETS, LESS LIABILITIES - 0.40%                                         1,015,300
                                                                            ------------

NET ASSETS - 100%                                                           $256,338,797
                                                                            ============




*Non-income  producing  security
ADR  -  American  Depository  Receipt

The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENT  OF  ASSETS  AND  LIABILITIES  -  PRO-BLENDSM  EXTENDED  TERM  SERIES
(UNAUDITED)

APRIL  30,  2004




ASSETS:
Investments, at value (identified cost $244,812,693) (Note 2)                   $255,323,497
Foreign currency, at value (cost $159,441)                                           159,899
Interest receivable                                                                  816,424
Dividends receivable                                                                 160,368
Receivable for fund shares sold                                                      156,128
Foreign tax reclaims receivable                                                       42,441
                                                                                ------------
TOTAL ASSETS                                                                     256,658,757
                                                                                ------------

LIABILITIES:

Accrued management fees (Note 3)                                                     203,400
Accrued fund accounting and transfer agent service fees (Note 3)                      29,223
Accrued transfer agent fees (Note 3)                                                   2,147
Accrued fund accounting fees (Note 3)                                                  1,052
Payable for securities purchased                                                      37,915
Payable for fund shares repurchased                                                   24,868
Audit fees payable                                                                    20,384
Other payables and accrued expenses                                                      971
                                                                                ------------
TOTAL LIABILITIES                                                                    319,960
                                                                                ------------
TOTAL NET ASSETS                                                                $256,338,797
                                                                                ============
NET ASSETS CONSIST OF:

Capital stock                                                                   $    184,067
Additional paid-in-capital                                                       239,090,479
Undistributed net investment income                                                  886,034
Accumulated net realized gain on investments and other assets and liabilities      5,666,292
Net unrealized appreciation on investments and other assets and liabilities       10,511,925
                                                                                ------------
TOTAL NET ASSETS                                                                $256,338,797
                                                                                ============

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE - CLASS A ($256,338,797/18,406,713 shares)                      $      13.93
                                                                                ============



The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENT  OF  OPERATIONS  -  PRO-BLENDSM  EXTENDED  TERM  SERIES  (UNAUDITED)

FOR  THE  SIX  MONTHS  ENDED  APRIL  30,  2004




INVESTMENT INCOME:
Interest                                                  $ 1,657,421
Dividends (net of foreign tax withheld, $41,432)              882,091
                                                          ------------
Total Investment Income                                     2,539,512
                                                          ------------

EXPENSES:

Management fees (Note 3)                                    1,159,355
Fund accounting and transfer agent service fees (Note 3)      162,505
Transfer agent fees (Note 3)                                   15,350
Fund accounting fees (Note 3)                                   3,460
Directors' fees (Note 3)                                        3,330
Custodian fees                                                 17,070
Miscellaneous                                                  44,906
                                                          ------------
Total Expenses                                              1,405,976
Less reduction of expenses (Note 3)                           (49,163)
                                                          ------------
Net Expenses                                                1,356,813
                                                          ------------
NET INVESTMENT INCOME                                       1,182,699
                                                          ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:

Net realized gain on -
Investments                                                 5,862,979
Foreign currency and other assets and liabilities               5,797
                                                          ------------
                                                            5,868,776
                                                          ------------

Net change in unrealized appreciation on -
Investments                                                 7,640,527
Foreign currency and other assets and liabilities              (1,749)
                                                          ------------
                                                            7,638,778
                                                          ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS                                                13,507,554
                                                          ------------

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                                $14,690,253
                                                          ============



The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENTS  OF  CHANGES  IN  NET  ASSETS  -  PRO-BLENDSM  EXTENDED  TERM  SERIES




                                                         FOR THE SIX
                                                         MONTHS ENDED      FOR THE
                                                           4/30/04       YEAR ENDED
                                                         (UNAUDITED)      10/31/03
                                                        --------------  -------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income                                   $   1,182,699   $  1,611,695
Net realized gain on investments                            5,868,776      5,695,080
Net change in unrealized appreciation on investments        7,638,778     18,079,951
                                                        --------------  -------------
Net increase from operations                               14,690,253     25,386,726
                                                        --------------  -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 8):

From net investment income                                 (1,029,936)    (2,453,069)
From net realized gain on investments                      (1,383,424)             -
                                                        --------------  -------------
Total distributions to shareholders                        (2,413,360)    (2,453,069)
                                                        --------------  -------------

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions
(Note 5)                                                   35,024,081     29,921,731
                                                        --------------  -------------
Net increase in net assets                                 47,300,974     52,855,388

NET ASSETS:

Beginning of period                                       209,037,823    156,182,435
                                                        --------------  -------------
END OF PERIOD (including undistributed net investment
income of $886,034 and $733,271, respectively)          $ 256,338,797   $209,037,823
                                                        ==============  =============



The  accompanying  notes  are  an  integral  part  of  the financial statements.

FINANCIAL  HIGHLIGHTS  -  PRO-BLENDSM  EXTENDED  TERM  SERIES



                                                     FOR THE SIX
                                                     MONTHS ENDED
                                                       4/30/04                      FOR THE YEARS ENDED
                                                     (UNAUDITED)          10/31/03          10/31/02    10/31/01    10/31/00
                                                    --------------  ---------------------  ----------  ----------  ----------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):

NET ASSET VALUE - BEGINNING OF PERIOD               $       13.14   $              11.55   $   13.09   $   14.03   $   12.74
                                                    --------------  ---------------------  ----------  ----------  ----------
Income (loss) from investment operations:
Net investment income                                        0.07                   0.11        0.19        0.32        0.29
Net realized and unrealized gain (loss) on
investments                                                  0.87                   1.66       (0.86)      (0.13)       1.97
                                                    --------------  ---------------------  ----------  ----------  ----------
Total from investment operations                             0.94                   1.77       (0.67)       0.19        2.26
                                                    --------------  ---------------------  ----------  ----------  ----------
Less distributions to shareholders:
From net investment income                                  (0.06)                 (0.18)      (0.25)      (0.35)      (0.28)
From net realized gain on investments                       (0.09)                     -       (0.62)      (0.78)      (0.69)
                                                    --------------  ---------------------  ----------  ----------  ----------
Total distributions to shareholders                         (0.15)                 (0.18)      (0.87)      (1.13)      (0.97)
                                                    --------------  ---------------------  ----------  ----------  ----------
NET ASSET VALUE - END OF PERIOD                     $       13.93   $              13.14   $   11.55   $   13.09   $   14.03
                                                    ==============  =====================  ==========  ==========  ==========
Total return1                                              7.20%                 15.45%     (5.74%)       1.37%      18.83%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses*                                                  1.17%2                   1.17%       1.19%       1.20%       1.20%
Net investment income                                      1.02%2                   0.90%       1.61%       2.26%       2.55%

Portfolio turnover                                           28%                    67%         82%         75%         95%

NET ASSETS - END OF PERIOD (000's omitted)          $     256,339   $            209,038   $ 156,182   $  87,460   $  89,672
                                                    ==============  =====================  ==========  ==========  ==========



                                              FOR THE YEARS ENDED
                                                    10/31/99
                                                    --------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):

NET ASSET VALUE - BEGINNING OF PERIOD               $ 12.60
                                                    --------
Income (loss) from investment operations:
Net investment income                                  0.33
Net realized and unrealized gain (loss) on
investments                                            0.92
                                                    --------
Total from investment operations                       1.25
                                                    --------

Less distributions to shareholders:
From net investment income                            (0.31)
From net realized gain on investments                 (0.80)
                                                    --------
Total distributions to shareholders                   (1.11)
                                                    --------
NET ASSET VALUE - END OF PERIOD                     $ 12.74
                                                    ========
Total return1                                        10.46%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses*                                             1.15%
Net investment income                                 2.44%

Portfolio turnover                                     78%

NET ASSETS - END OF PERIOD (000's omitted)           $65,205
                                                     ========




*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:.




0.04%2    N/A  N/A  0.03%  N/A  N/A




1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.
2Annualized.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Performance  Update  -  Pro-BlendSM  Maximum  Term  Series  (unaudited)



                                                                 Average Annual Total Returns
                                                                     As of April 30, 2004
                                                     --------------------------------------------------
                                                                                                         Growth of
                                                                  One                Five      Since     a $10, 000
                                                                 Year                Year   Inception1   Investment
                                                     ---------------------------------------------------------------

Exeter Fund, Inc. - Pro-BlendSM Maximum Term Series                         27.38%   7.75%       11.53%  $    25,291

Standard & Poor's (S&P) 500 Total Return Index2                             22.87%  -2.26%        9.61%  $    21,820

85%/15% Blended Index2                                                      19.55%  -0.72%        9.41%  $    21,485



The value of a $10,000 investment in the Exeter Fund, Inc. - Pro-BlendSM Maximum Term Series from its inception (11/1/95) to present (4/30/04) as compared to the S&P 500 Total Return Index and an 85%/15% Blended Index.

<graphic>
<line  chart>

Data  for  line  chart  to  follow:



                 Exeter Fund, Inc.              S&P 500
Date       Pro-BlendSM Maximum Term Series  Total Return Index   85%/15% Blended Index
11/1/1995    $10,000                           $10,000              $10,000
10/31/1996    11,521                            12,408               12,114
10/31/1997    14,604                            16,392               15,565
10/31/1998    13,730                            19,996               18,764
10/31/1999    17,345                            25,127               22,788
10/31/2000    22,263                            26,656               24,243
10/31/2001    20,926                            20,022               19,482
10/31/2002    18,692                            16,999               17,158
10/31/2003    22,656                            20,532               20,364
4/30/2004     25,291                            21,820               21,485



1Performance numbers for the Series and Indices are calculated from November 1, 1995, the Series' inception date. The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative  of  future  results.
2The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the Over-the-Counter market. The 85%/15% Blended Index is 85% S&P 500 Total Return Index and 15% Lehman Brothers U.S. Government/Credit Bond Index. The Lehman Brothers U.S. Government/Credit Bond Index is a market value weighted measure of approximately 4,000 corporate, government and mortgage backed securities. The Index is comprised of investment grade securities with maturities greater than one year. Both Indices' returns assume reinvestment of income and, unlike Series returns, do not reflect any fees or expenses. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative Indices' portfolios.

Portfolio  Composition  -  As  of  April  30,  2004  (unaudited)

<graphic>
<pie  chart>



ASSET ALLOCATION*

Stocks and Unit Investment Trust                                  83.74%
Bonds                                                             11.70%
Cash, short-term investments, and other assets, less liabilities   4.56%




*As  a  percentage  of  net  assets.



SECTOR ALLOCATION*

Bonds                                                             11.70%
Consumer Discretionary                                            18.23%
Consumer Staples                                                  15.73%
Energy                                                            12.51%
Financials                                                         5.69%
Health Care                                                       12.56%
Industrials                                                        4.68%
Information Technology                                             4.33%
Materials                                                          4.11%
Telecommunication Services                                         3.21%
Unit Investment Trust                                              0.11%
Utilities                                                          2.58%
Cash, short-term investments, and other assets, less liabilities   4.56%




*As  a  percentage  of  net  assets.



TOP TEN STOCK HOLDINGS*

Unilever plc - ADR (United Kingdom)        3.78%
Novartis AG - ADR (Switzerland)            3.58%
Time Warner, Inc.                          3.27%
Schering-Plough Corp.                      3.10%
Nestle S.A. (Switzerland)                  2.85%
Schlumberger Ltd.                          2.79%
Vodafone Group plc - ADR (United Kingdom)  2.59%
Carnival Corp.                             2.27%
Kimberly-Clark Corp.                       2.06%
Transocean, Inc.                           2.05%




*As  a  percentage  of  net  assets.

INVESTMENT  PORTFOLIO  -  APRIL  30,  2004  (UNAUDITED)



                                                                       VALUE
PRO-BLENDSM MAXIMUM TERM SERIES                            SHARES     (NOTE 2)
-------------------------------------------------------------------------------
COMMON STOCKS - 83.63%

CONSUMER DISCRETIONARY - 18.23%
AUTOMOBILES - 0.02%
Bayerische Motoren Werke AG (BMW) (Germany) (Note 7)            525  $   22,562
                                                                     -----------

HOTELS, RESTAURANTS & LEISURE - 3.08%
Carnival Corp.                                               62,275   2,657,274
Club Mediterranee S.A.* (France) (Note 7)                    19,175     787,272
The Hongkong & Shanghai Hotels Ltd. (Hong Kong) (Note 7)     85,750      53,870
International Speedway Corp. - Class A                          900      37,917
Mandarin Oriental International Ltd.* (Bermuda) (Note 7)     37,050      22,971
Shangri-La Asia Ltd. (Hong Kong) (Note 7)                    50,000      49,040
                                                                    -----------
                                                                      3,608,344
                                                                    -----------

HOUSEHOLD DURABLES - 3.28%
Helen of Troy Ltd.*                                           1,375      45,719
Interface, Inc. - Class A*                                    8,725      74,424
Libbey, Inc.                                                    750      19,627
Newell Rubbermaid, Inc.                                      69,575   1,644,753
Sony Corp. - ADR (Japan) (Note 7)                            53,250   2,044,800
Waterford Wedgwood plc (Ireland) (Note 7)                    83,275      22,920
                                                                    -----------
                                                                      3,852,243
                                                                    -----------

LEISURE EQUIPMENT & PRODUCTS - 0.05%
Callaway Golf Co.                                             1,275      21,637
JAKKS Pacific, Inc.*                                          1,200      20,844
K2, Inc.*                                                     1,475      21,623
                                                                    -----------
                                                                         64,104
                                                                    -----------

MEDIA - 6.58%
Acme Communications, Inc.*                                    9,550      64,176
Antena 3 de Television S.A.* (Spain) (Note 7)                    12         610
Cablevision Systems New York Group - Class A*                53,850   1,175,545
Hearst-Argyle Television, Inc. - Class A                     34,725     911,531
Insight Communications Co., Inc.*                             7,925      72,197
The News Corp. Ltd. - ADR (Australia) (Note 7)                4,150     140,062
Pearson plc (United Kingdom) (Note 7)                       121,775   1,420,950
Reed Elsevier plc - ADR (United Kingdom) (Note 7)             2,375      89,538
Time Warner, Inc.*                                          228,100   3,836,642
                                                                    -----------
                                                                      7,711,251
                                                                    -----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  APRIL  30,  2004  (UNAUDITED)



                                                                         VALUE
PRO-BLENDSM MAXIMUM TERM SERIES                              SHARES     (NOTE 2)
---------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (continued)
MULTILINE RETAIL - 0.02%
KarstadtQuelle AG (Germany) (Note 7)                            1,175  $   25,072
                                                                       ----------
SPECIALTY RETAIL - 5.09%
Douglas Holding AG (Germany) (Note 7)                           1,825      49,464
Foot Locker, Inc.                                               9,125     219,000
Office Depot, Inc.*                                           130,600   2,286,806
Staples, Inc.                                                  53,700   1,383,312
Toys "R" Us, Inc.*                                              3,750      57,937
Weight Watchers International, Inc.*                           50,525   1,970,475
                                                                       ----------
                                                                        5,966,994
                                                                       ----------

TEXTILES, APPAREL & LUXURY GOODS - 0.11%
Hampshire Group Ltd.*                                             675      20,150
LVMH S.A. (Louis Vuitton Moet Hennessy) (France) (Note 7)         850      59,914
The Timberland Co. - Class A*                                     400      25,088
Wolverine World Wide, Inc.                                      1,050      28,224
                                                                       ----------
                                                                          133,376
                                                                       ----------
                                                                       21,383,946
                                                                       ----------

CONSUMER STAPLES - 15.73%
BEVERAGES - 0.98%
Interbrew (Belgium) (Note 7)                                   37,425   1,124,273
PepsiAmericas, Inc.                                             1,400      28,042
                                                                       ----------
                                                                        1,152,315
                                                                       ----------

FOOD & STAPLES RETAILING - 2.68%
Carrefour S.A. (France) (Note 7)                               31,350   1,454,754
The Kroger Co.*                                                94,850   1,659,875
Metro AG (Germany) (Note 7)                                       700      31,132
                                                                       ----------
                                                                        3,145,761
                                                                       ----------


FOOD PRODUCTS - 8.42%
American Italian Pasta Co. - Class A                            1,175      36,378
Cadbury Schweppes plc (United Kingdom) (Note 7)                 6,900      54,879
Chiquita Brands International, Inc.*                            1,050      18,911
Groupe Danone (France) (Note 7)                                   200      33,517
H.J. Heinz Co.                                                 44,225   1,688,953
Lancaster Colony Corp.                                            375      15,488
Nestle S.A. (Switzerland) (Note 7)                             13,200   3,339,195
Ralcorp Holdings, Inc.*                                           575      20,016
Sanderson Farms, Inc.                                           1,050      39,039
Smithfield Foods, Inc.*                                         4,100     109,060



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  APRIL  30,  2004  (UNAUDITED)



                                                                               VALUE
PRO-BLENDSM MAXIMUM TERM SERIES                                    SHARES     (NOTE 2)
---------------------------------------------------------------------------------------
CONSUMER STAPLES (continued)
FOOD PRODUCTS (continued)
Sylvan, Inc.*                                                         7,850  $   94,514
Unilever plc - ADR (United Kingdom) (Note 7)                        115,157   4,430,090
                                                                             ----------
                                                                              9,880,040
                                                                             ----------

HOUSEHOLD PRODUCTS - 2.30%
Henkel KGaA (Germany) (Note 7)                                          725      62,749
Kimberly-Clark Corp.                                                 36,825   2,410,196
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico) (Note 7)         8,400     111,411
Rayovac Corp.*                                                        4,000     106,600
                                                                             ----------
                                                                              2,690,956
                                                                             ----------

PERSONAL PRODUCTS - 1.35%
Clarins S.A. (France) (Note 7)                                        2,194     136,237
The Estee Lauder Companies, Inc. - Class A                           31,675   1,447,864
                                                                             ----------
                                                                              1,584,101
                                                                             ----------
                                                                             18,453,173
                                                                             ----------

ENERGY - 12.51%
ENERGY EQUIPMENT & SERVICES - 10.93%
Atwood Oceanics, Inc.*                                                3,200     117,280
Baker Hughes, Inc.                                                   35,950   1,318,646
Compagnie Generale de Geophysique S.A. (CGG)* (France) (Note 7)         775      38,415
Cooper Cameron Corp.*                                                27,375   1,323,581
Helmerich & Payne, Inc.                                               1,200      32,388
National-Oilwell, Inc.*                                               3,325      92,834
Newpark Resources, Inc.*                                             14,575      83,515
Precision Drilling Corp.* (Canada) (Note 7)                           2,075      99,392
Pride International, Inc.*                                            8,625     145,504
Schlumberger Ltd.                                                    55,925   3,273,290
Smedvig ASA - Class A (Norway) (Note 7)                              12,000     114,576
Transocean, Inc.*                                                    86,775   2,409,742
Varco International, Inc.*                                           81,825   1,692,959
Veritas DGC, Inc.*                                                    1,875      38,306
Weatherford International Ltd.*                                      46,775   2,033,777
                                                                             ----------
                                                                             12,814,205
                                                                             ----------

OIL & GAS - 1.58%
Amerada Hess Corp.                                                   21,525   1,531,073
Eni S.p.A. (Italy) (Note 7)                                           5,825     118,427
Forest Oil Corp.*                                                     3,600      94,500
Total S.A. (France) (Note 7)                                            600     110,980
                                                                             ----------
                                                                              1,854,980
                                                                             ----------
                                                                             14,669,185
                                                                             ----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  APRIL  30,  2004  (UNAUDITED)



                                                                                  VALUE
PRO-BLENDSM MAXIMUM TERM SERIES                                      SHARES     (NOTE 2)
-----------------------------------------------------------------------------------------
FINANCIALS - 5.69%
CAPITAL MARKETS - 2.27%
The Bank of New York Co., Inc.                                         31,700  $  923,738
Deutsche Bank AG (Germany) (Note 7)                                       950      78,009
SEI Investments Co.                                                    56,275   1,661,238
                                                                               ----------
                                                                                2,662,985
                                                                               ----------

COMMERCIAL BANKS - 3.26%
Banca Intesa S.p.A. (Italy) (Note 7)                                   13,450      44,500
Banco BPI S.A. (Portugal) (Note 7)                                     10,125      38,597
Banco Espirito Santo S.A. (BES) (Portugal) (Note 7)                     1,775      29,789
Bayerische Hypo-und Vereinsbank AG (HVB Group)* (Germany) (Note 7)      1,300      22,550
BNP Paribas S.A. (France) (Note 7)                                        650      39,037
PNC Financial Services Group                                           21,450   1,138,995
Societe Generale (France) (Note 7)                                        300      24,994
U.S. Bancorp                                                           47,225   1,210,849
UniCredito Italiano S.p.A. (Italy) (Note 7)                            12,925      60,271
Wachovia Corp.                                                         26,575   1,215,806
                                                                               ----------
                                                                                3,825,388
                                                                               ----------

DIVERSIFIED FINANCIAL SERVICES - 0.02%
ING Groep N.V. (Netherlands) (Note 7)                                     775      16,611
                                                                               ----------

INSURANCE - 0.13%
Allianz AG (Germany) (Note 7)                                             325      34,401
Assicurazioni Generali S.p.A. (Italy) (Note 7)                          2,275      59,997
Axa (France) (Note 7)                                                   2,925      61,606
                                                                               ----------
                                                                                  156,004
                                                                               ----------

THRIFTS & MORTGAGE FINANCE - 0.01%
Hypo Real Estate Holding AG* (Germany) (Note 7)                           325       8,844
                                                                               ----------
                                                                                6,669,832
                                                                               ----------

HEALTH CARE - 12.56%
BIOTECHNOLOGY - 0.36%
BioMarin Pharmaceutical, Inc.*                                         18,925     130,961
Ciphergen Biosystems, Inc.*                                             6,500      47,645
Invitrogen Corp.*                                                       1,650     119,180
Millennium Pharmaceuticals, Inc.*                                       4,275      64,082
Transkaryotic Therapies, Inc.*                                          4,525      65,748
                                                                               ----------
                                                                                  427,616
                                                                               ----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  APRIL  30,  2004  (UNAUDITED)



                                                                                 VALUE
PRO-BLENDSM MAXIMUM TERM SERIES                                      SHARES     (NOTE 2)
-----------------------------------------------------------------------------------------
HEALTH CARE (continued)
HEALTH CARE EQUIPMENT & SUPPLIES - 1.36%
Advanced Neuromodulation Systems, Inc.*                                 3,775  $  102,869
Bruker BioSciences Corp.*                                              18,594      96,503
Cardiac Science, Inc.*                                                 63,000     189,000
Conceptus, Inc.*                                                        7,175      82,513
CTI Molecular Imaging, Inc.*                                            4,825      72,520
Millipore Corp.*                                                       19,975   1,047,289
                                                                               ----------
                                                                                1,590,694
                                                                               ----------

HEALTH CARE PROVIDERS & SERVICES - 2.66%
Allscripts Healthcare Solutions, Inc.*                                 22,750     214,078
AmerisourceBergen Corp.                                                 1,700      98,413
Cardinal Health, Inc.                                                   1,400     102,550
CIGNA Corp.                                                             1,825     117,731
McKesson Corp.                                                          3,150     103,509
Odyssey Healthcare, Inc.*                                              55,525     933,375
WebMD Corp.*                                                          176,075   1,547,699
                                                                               ----------
                                                                                3,117,355
                                                                               ----------

PHARMACEUTICALS - 8.18%
Aventis S.A. (France) (Note 7)                                            675      51,422
Guilford Pharmaceuticals, Inc.*                                        18,400     116,472
Novartis AG - ADR (Switzerland) (Note 7)                               93,650   4,195,520
Orphan Medical, Inc.*                                                   4,250      48,833
Pfizer, Inc.                                                           39,545   1,414,129
Schering AG (Germany) (Note 7)                                          2,600     136,202
Schering-Plough Corp.                                                 217,375   3,636,684
                                                                               ----------
                                                                                9,599,262
                                                                               ----------
                                                                               14,734,927
                                                                               ----------

INDUSTRIALS - 4.68%
AIRLINES - 0.04%
SkyWest, Inc.                                                           2,625      47,775
                                                                               ----------
COMMERCIAL SERVICES & SUPPLIES - 0.17%
Aggreko plc (United Kingdom) (Note 7)                                  24,175      68,915
Quebecor World, Inc. (Canada) (Note 7)                                  4,125      71,074
Viad Corp.                                                              2,275      56,784
                                                                               ----------
                                                                                  196,773
                                                                               ----------

CONSTRUCTION & ENGINEERING - 0.18%
Fomento de Construcciones y Contratas S.A. (FCC) (Spain) (Note 7)         500      17,759
Hochtief AG (Germany) (Note 7)                                          1,200      33,949



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  APRIL  30,  2004  (UNAUDITED)



                                                                             VALUE
PRO-BLENDSM MAXIMUM TERM SERIES                                 SHARES     (NOTE 2)
------------------------------------------------------------------------------------
INDUSTRIALS (continued)
CONSTRUCTION & ENGINEERING (continued)
Insituform Technologies, Inc. - Class A*                           2,175  $   35,322
Koninklijke Boskalis Westminster N.V. (Netherlands) (Note 7)       5,200     130,904
                                                                          ----------
                                                                             217,934
                                                                          ----------

ELECTRICAL EQUIPMENT - 0.34%
American Superconductor Corp.*                                    29,050     366,901
Plug Power, Inc.*                                                  4,000      31,080
                                                                          ----------
                                                                             397,981
                                                                          ----------

INDUSTRIAL CONGLOMERATES - 0.09%
Siemens AG (Germany) (Note 7)                                      1,475     105,913
                                                                          ----------

MACHINERY - 1.27%
AGCO Corp.*                                                       58,550   1,127,087
Albany International Corp. - Class A                               2,625      80,062
Lindsay Manufacturing Co.                                          3,400      80,410
Tomra Systems ASA (Norway) (Note 7)                               26,600     107,020
Wabtec Corp.                                                       5,925      96,577
                                                                          ----------
                                                                           1,491,156
                                                                          ----------

ROAD & RAIL - 2.56%
CSX Corp.                                                         43,600   1,341,136
Kansas City Southern*                                            119,775   1,658,884
                                                                          ----------
                                                                           3,000,020
                                                                          ----------

TRANSPORTATION INFRASTRUCTURE - 0.03%
Brisa-Auto Estradas de Portugal S.A. (Portugal) (Note 7)           4,875      33,193
                                                                          ----------
                                                                           5,490,745
                                                                          ----------

INFORMATION TECHNOLOGY - 4.33%
COMMUNICATIONS EQUIPMENT - 0.03%
Performance Technologies, Inc.*                                    2,800      36,372
                                                                          ----------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.42%
Fargo Electronics*                                                10,350      99,878
Mettler-Toledo International, Inc.* (Switzerland) (Note 7)         2,900     129,978
Thermo Electron Corp.*                                             4,125     120,450
Varian, Inc.*                                                      3,450     141,588
                                                                          ----------
                                                                             491,894
                                                                          ----------

INTERNET SOFTWARE & SERVICES - 0.03%
Online Resources Corp.*                                            6,775      38,618
                                                                          ----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  APRIL  30,  2004  (UNAUDITED)



                                                                                    VALUE
PRO-BLENDSM MAXIMUM TERM SERIES                                        SHARES     (NOTE 2)
-------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (continued)
IT SERVICES - 2.08%
eFunds Corp.*                                                             1,350  $   21,681
First Data Corp.                                                         51,275   2,327,372
SAP AG (Germany) (Note 7)                                                   550      84,128
                                                                                 ----------
                                                                                  2,433,181
                                                                                 ----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.58%
Brooks Automation, Inc.*                                                 25,050     416,832
Cymer, Inc.*                                                              6,175     197,477
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR* (Taiwan) (Note 7)      7,200      68,616
                                                                                 ----------
                                                                                    682,925
                                                                                 ----------

SOFTWARE - 1.19%
Amdocs Ltd.* (Guernsey) (Note 7)                                         11,300     300,015
DocuCorp International, Inc.*                                             4,600      49,864
Network Associates, Inc.*                                                60,950     955,696
Nintendo Co. Ltd. (Japan) (Note 7)                                          900      84,980
                                                                                 ----------
                                                                                  1,390,555
                                                                                 ----------
                                                                                  5,073,545
                                                                                 ----------

MATERIALS - 4.11%
CHEMICALS - 1.94%
Bayer AG (Germany) (Note 7)                                               2,225      60,279
Cabot Corp.                                                                 750      25,350
L'Air Liquide S.A. (France) (Note 7)                                        300      52,541
Linde AG (Germany) (Note 7)                                                 500      27,272
Lonza Group AG (Switzerland) (Note 7)                                     6,550     316,235
Minerals Technologies, Inc.                                              30,550   1,791,757
                                                                                 ----------
                                                                                  2,273,434
                                                                                 ----------

CONTAINERS & PACKAGING - 1.01%
Packaging Corp. of America                                               53,825   1,183,073
                                                                                 ----------
PAPER & FOREST PRODUCTS - 1.16%
Aracruz Celulose S.A. - ADR (Brazil) (Note 7)                            43,725   1,361,596
                                                                                 ----------
                                                                                  4,818,103
                                                                                 ----------

TELECOMMUNICATION SERVICES - 3.21%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.50%
CT Communications, Inc.                                                  11,600     144,118
D&E Communications, Inc.                                                 12,975     176,979
Deutsche Telekom AG* (Germany) (Note 7)                                   1,850      31,757
PT Telekomunikasi Indonesia - ADR (Indonesia) (Note 7)                    5,200      94,120



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  APRIL  30,  2004  (UNAUDITED)



                                                                      SHARES/          VALUE
PRO-BLENDSM MAXIMUM TERM SERIES                                  PRINCIPAL AMOUNT    (NOTE 2)
----------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES (continued)
DIVERSIFIED TELECOMMUNICATION SERVICES (continued)
Telecom Italia S.p.A.* (Italy) (Note 7)                                     25,775  $   82,652
Telefonica S.A. (Spain) (Note 7)                                             3,650      54,299
                                                                                    ----------
                                                                                       583,925
                                                                                    ----------

WIRELESS TELECOMMUNICATION SERVICES - 2.71%
NTT DoCoMo, Inc. (Japan) (Note 7)                                               41      81,365
Telecom Italia Mobile S.p.A. (T.I.M.) (Italy) (Note 7)                      12,375      70,612
Vodafone Group plc - ADR (United Kingdom) (Note 7)                         123,625   3,033,758
                                                                                    ----------
                                                                                     3,185,735
                                                                                    ----------
                                                                                     3,769,660
                                                                                    ----------

UTILITIES - 2.58%
ELECTRIC UTILITIES - 2.50%
Allegheny Energy, Inc.*                                                    108,575   1,496,164
American Electric Power Co., Inc.                                           41,400   1,260,216
E.ON AG (Germany) (Note 7)                                                   1,450      96,122
Endesa S.A. (Spain) (Note 7)                                                 1,850      33,908
Korea Electric Power Corp. (KEPCO) - ADR (South Korea) (Note 7)              4,775      44,837
                                                                                    ----------
                                                                                     2,931,247
                                                                                    ----------

MULTI-UTILITIES & UNREGULATED POWER - 0.08%
International Power plc* (United Kingdom) (Note 7)                           8,975      22,362
RWE AG (Germany) (Note 7)                                                    1,000      43,455
Suez S.A. (France) (Note 7)                                                  1,125      22,549
                                                                                    ----------
                                                                                        88,366
                                                                                    ----------
                                                                                     3,019,613
                                                                                    ----------

TOTAL COMMON STOCKS
(Identified Cost $89,825,199)                                                       98,082,729
                                                                                    ----------

UNIT INVESTMENT TRUST - 0.11%
Standard & Poor's Depositary Receipts Trust Series 1
(Identified Cost $134,319)                                                   1,200     133,200
                                                                                    ----------

U.S. TREASURY SECURITIES - 11.70%
U.S. TREASURY BONDS - 4.07%
U.S. Treasury Bond, 5.50%, 8/15/2028
(Identified Cost $5,000,390)                                     $       4,700,000   4,775,458
                                                                                    ----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  APRIL  30,  2004  (UNAUDITED)



                                                          PRINCIPAL AMOUNT/     VALUE
PRO-BLENDSM MAXIMUM TERM SERIES                                SHARES         (NOTE 2)
---------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES (continued)
U.S. TREASURY NOTES - 7.63%
U.S. Treasury Note, 3.25%, 8/15/2008                      $       2,000,000  $1,987,656
U.S. Treasury Note, 3.375%, 12/15/2008                            7,000,000   6,951,329
                                                                            -----------

TOTAL U.S. TREASURY NOTES
(Identified Cost $8,977,434)                                                  8,938,985
                                                                            -----------

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $13,977,824)                                                13,714,443
                                                                            -----------

SHORT-TERM INVESTMENTS - 4.33%
Dreyfus Treasury Cash Management - Institutional Shares           2,577,422   2,577,422
Fannie Mae Discount Note, 6/2/2004                        $       2,500,000   2,497,778
                                                                            -----------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $5,075,200)                                                  5,075,200
                                                                            -----------

TOTAL INVESTMENTS - 99.77%
(Identified Cost $109,012,542)                                              117,005,572
OTHER ASSETS, LESS LIABILITIES - 0.23%                                          275,394
                                                                           ------------

NET ASSETS - 100%                                                          $117,280,966
                                                                           ============



*Non-income  producing  security
ADR  -  American  Depository  Receipt

The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENT  OF  ASSETS  AND  LIABILITIES  -  PRO  BLENDSM  MAXIMUM  TERM  SERIES
(UNAUDITED)

APRIL  30,  2004




ASSETS:
Investments, at value (identified cost $109,012,542) (Note 2)                   $117,005,572
Foreign currency, at value (cost $87,244)                                             87,756
Interest receivable                                                                  156,622
Dividends receivable                                                                 122,269
Receivable for fund shares sold                                                       98,377
Foreign tax reclaims receivable                                                       20,313
                                                                                ------------
TOTAL ASSETS                                                                     117,490,909
                                                                                ------------
LIABILITIES:

Accrued management fees (Note 3)                                                      92,570
Accrued fund accounting and transfer agent service fees (Note 3)                      13,389
Accrued transfer agent fees (Note 3)                                                   2,635
Accrued fund accounting fees (Note 3)                                                  1,406
Payable for securities purchased                                                      46,708
Payable for fund shares repurchased                                                   35,060
Audit fees payable                                                                    17,776
Other payables and accrued expenses                                                      399
                                                                                ------------
TOTAL LIABILITIES                                                                    209,943
                                                                                ------------
TOTAL NET ASSETS                                                                $117,280,966
                                                                                ============

NET ASSETS CONSIST OF:

Capital stock                                                                   $     80,605
Additional paid-in-capital                                                       108,236,588
Undistributed net investment income                                                  171,423
Accumulated net realized gain on investments and other assets and liabilities        799,911
Net unrealized appreciation on investments and other assets and liabilities        7,992,439
                                                                                ------------
TOTAL NET ASSETS                                                                $117,280,966
                                                                                ============

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE - CLASS A ($117,280,966/8,060,474 shares)                       $      14.55
                                                                                ============



The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENT  OF  OPERATIONS  -  PRO-BLENDSM  MAXIMUM  TERM  SERIES  (UNAUDITED)

FOR  THE  SIX  MONTHS  ENDED  APRIL  30,  2004




INVESTMENT INCOME:
Dividends (net of foreign tax withheld, $25,245)          $   632,535
Interest                                                      204,642
                                                          ------------
Total Investment Income                                       837,177
                                                          ------------

EXPENSES:

Management fees (Note 3)                                      527,555
Fund accounting and transfer agent service fees (Note 3)       73,945
Transfer agent fees (Note 3)                                   11,210
Directors' fees (Note 3)                                        3,330
Fund accounting fees (Note 3)                                   3,300
Custodian fees                                                 10,195
Miscellaneous                                                  34,057
                                                          ------------
Total Expenses                                                663,592
Less reduction of expenses (Note 3)                           (30,203)
                                                          ------------
Net Expenses                                                  633,389
                                                          ------------
NET INVESTMENT INCOME                                         203,788
                                                          ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:

Net realized gain on -
Investments                                                 5,719,958
Foreign currency and other assets and liabilities               2,612
                                                          ------------
                                                            5,722,570
                                                          ------------

Net change in unrealized appreciation on -
Investments                                                 4,775,720
Foreign currency and other assets and liabilities              (2,045)
                                                          ------------
                                                            4,773,675
                                                          ------------
NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS                                                10,496,245
                                                          ------------

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                                $10,700,033
                                                          ============



The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENTS  OF  CHANGES  IN  NET  ASSETS  -  PRO-BLENDSM  MAXIMUM  TERM  SERIES



                                                         FOR THE SIX
                                                         MONTHS ENDED     FOR THE
                                                           4/30/04       YEAR ENDED
                                                         (UNAUDITED)     10/31/03
                                                        --------------  ------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income                                   $   203,788        $268,131
Net realized gain on investments                          5,722,570         763,181
Net change in unrealized appreciation on
investments                                               4,773,675      12,995,463
                                                        --------------  ------------
Net increase from operations                              10,700,033     14,026,775
                                                        --------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 8):

From net investment income                                (119,923)        (564,359)
                                                        --------------  ------------
CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)     14,841,380     15,914,757
                                                        --------------  ------------
Net increase in net assets                                25,421,490     29,377,173

NET ASSETS:

Beginning of period                                       91,859,476     62,482,303
                                                        --------------  ------------

END OF PERIOD (including undistributed net investment
income of $171,423 and $87,558, respectively)            $117,280,966   $91,859,476
                                                        ==============  ============



The  accompanying  notes  are  an  integral  part  of  the financial statements.

FINANCIAL  HIGHLIGHTS  -  PRO-BLENDSM  MAXIMUM  TERM  SERIES



                                                     FOR THE SIX
                                                     MONTHS ENDED
                                                       4/30/04                       FOR THE YEARS ENDED
                                                      (UNAUDITED)         10/31/03          10/31/02    10/31/01    10/31/00
                                                    --------------  ---------------------  ----------  ----------  ----------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):

NET ASSET VALUE - BEGINNING OF PERIOD               $       13.05   $              10.86   $   12.85   $   16.45   $   14.33
                                                    --------------  ---------------------  ----------  ----------  ----------
Income (loss) from investment operations:
Net investment income                                        0.03                   0.04        0.11        0.15        0.21
Net realized and unrealized gain (loss) on
investments                                                  1.49                   2.25       (1.36)      (0.95)       3.57
                                                    --------------  ---------------------  ----------  ----------  ----------
Total from investment operations                             1.52                   2.29       (1.25)      (0.80)       3.78
                                                    --------------  ---------------------  ----------  ----------  ----------

Less distributions to shareholders:
From net investment income                                  (0.02)                 (0.10)      (0.15)      (0.56)      (0.22)
From net realized gain on investments                           -                      -       (0.59)      (2.24)      (1.44)
                                                    --------------  ---------------------  ----------  ----------  ----------
Total distributions to shareholders                         (0.02)                 (0.10)      (0.74)      (2.80)      (1.66)
                                                    --------------  ---------------------  ----------  ----------  ----------
NET ASSET VALUE - END OF PERIOD                     $       14.55   $              13.05   $   10.86   $   12.85   $   16.45
                                                    ==============  =====================  ==========  ==========  ==========
Total return1                                              11.63%                 21.20%    (10.68%)     (6.00%)      28.35%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses*                                                 1.20%2                   1.20%       1.20%       1.20%       1.20%
Net investment income                                     0.39%2                   0.37%       0.97%       1.10%       1.26%

Portfolio turnover                                         31%                      73%         99%        109%         84%

NET ASSETS - END OF PERIOD (000's omitted)          $     117,281   $             91,859   $  62,482   $  27,928   $  30,007
                                                    ==============  =====================  ==========  ==========  ==========



                                               FOR THE YEARS ENDED
                                                    10/31/99
                                                    --------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):

NET ASSET VALUE - BEGINNING OF PERIOD               $ 12.10
                                                    --------

Income (loss) from investment operations:
Net investment income                                  0.18
Net realized and unrealized gain (loss) on
investments                                            3.06
                                                    --------
Total from investment operations                       3.24
                                                    --------
Less distributions to shareholders:
From net investment income                            (0.22)
From net realized gain on investments                 (0.79)
                                                    --------
Total distributions to shareholders                   (1.01)
                                                    --------
NET ASSET VALUE - END OF PERIOD                     $ 14.33
                                                    ========
Total return1                                         26.34%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses*                                              1.20%
Net investment income                                  0.93%

Portfolio turnover                                      96%

NET ASSETS - END OF PERIOD (000's omitted)          $21,515
                                                    ========




*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:

0.06%2  0.09%  0.16%  0.30%  0.14%  0.08%



1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.
2Annualized

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Notes  to  Financial  Statements  (unaudited)

1.  ORGANIZATION

Pro-BlendSM Conservative Term Series, Pro-BlendSM Moderate Term Series, Pro-BlendSM Extended Term Series and Pro-BlendSM Maximum Term Series (each the "Series") are no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series are asset allocation funds. Each invests in a combination of stocks, bonds and cash, and is managed according to specific goals. The goals are as follows: Pro-BlendSM Conservative Term Series - primary goal is preservation of capital; secondary goal is long-term growth of capital. Pro-BlendSM Moderate Term Series - equal emphasis on long-term growth of capital and preservation of capital. Pro-BlendSM Extended Term Series - primary goal is long-term growth of capital; secondary goal is preservation of capital. Pro-BlendSM Maximum Term Series - long-term growth of capital.

Each Series is authorized to issue five classes of shares (Class A, B, C, D and E). Currently, only Class A shares have been issued. Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

Shares of each Series are offered to investors and employees of Manning & Napier Advisors, Inc. (the "Advisor"), doing business as Exeter Asset Management, and its affiliates. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of April 30, 2004, 960 million shares have been designated in total among 18 series, of which
37.5 million each have been designated as Pro-BlendSM Conservative Term Series Class A, Pro-BlendSM Moderate Term Series Class A and Pro-BlendSM Extended Term Series Class A common stock, and 75 million have been designated as Pro-BlendSM Maximum Term Series Class A common stock.

2.  SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION
Portfolio securities, including domestic equities, foreign equities and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, corporate bonds and mortgage backed securities, will normally be valued on the basis of evaluated bid prices provided by the Fund's pricing service.

Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value.

Notes  to  Financial  Statements  (unaudited)

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

Interest income, including amortization of premium and accretion of discounts, is earned from settlement date and accrued daily.

The Series use the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

FOREIGN  CURRENCY  TRANSLATION
The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

FEDERAL  TAXES
Each Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series are not subject to federal income or excise tax to the extent that each Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions  to  shareholders of net investment income are made semi-annually.
Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of a Series. Distributions are recorded on the ex-dividend date.

OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual  results  could  differ  from  those  estimates.

Notes  to  Financial  Statements  (unaudited)

3.  TRANSACTIONS  WITH  AFFILIATES

The Fund has an Investment Advisory Agreement (the "Agreement") with the Advisor, for which each Series pays a fee, computed daily and payable monthly, at an annual rate of 0.80% for Pro-BlendSM Conservative Term Series and 1.00% for Pro-BlendSM Moderate Term Series, Pro-BlendSM Extended Term Series and Pro-BlendSM Maximum Term Series, of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund, and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a per meeting fee for each active series of the Fund plus a fee for each committee meeting.

The Advisor has contractually agreed, until at least February 28, 2005, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total expenses for the Series at no more than 1.00% for Pro-BlendSM Conservative Term Series and 1.20% for Pro-BlendSM Moderate Term Series, Pro-BlendSM Extended Term Series and Pro-BlendSM Maximum Term Series, of average daily net assets each year. In addition to its contractual agreement to limit expenses for the Pro-BlendSM Extended Term Series to 1.20%, the Advisor has voluntarily agreed to waive fees and reimburse expenses during the current fiscal year in order to keep total operating expenses from exceeding 1.17% of the Series' average daily net assets. The Advisor may change or eliminate all or part of its voluntary waiver at any time. Accordingly, the Advisor waived fees of $33,285 for Pro-BlendSM Conservative Term Series, $31,491 for Pro-BlendSM Moderate Term Series, $49,163 for Pro-BlendSM Extended Term Series and $30,203 for Pro-BlendSM Maximum Term Series, for the six months ended April 30, 2004, which is reflected as a reduction of expenses on the Statement of Operations.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Effective November 1, 2003, the Master Services Agreement between the Fund and the Advisor, which covers fund accounting services and transfer agent services, was amended. Under the amended agreement, for providing these services, the Fund will pay the Advisor an annual fee of 0.15% of the Fund's net assets up to $900 million, 0.11% for the Fund's net assets between $900 million and $1.5 billion, and 0.07% for the Fund's net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and account-based fees and out-of-pocket expenses will be charged. Expenses not directly attributable to a series will be allocated based on each series' relative net assets. The Advisor has an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS serves as sub-accounting services and sub-transfer agent.

Notes  to  Financial  Statements  (unaudited)

4.  PURCHASES  AND  SALES  OF  SECURITIES

For the six months ended April 30, 2004, purchases and sales of securities, other than short-term securities, were as follows:



                                              PURCHASES                  SALES
                                      ------------------------  ------------------------
                                         Other                     Other
Series                                  Issuers    Government     Issuers    Government
------------------------------------  -----------  -----------  -----------  -----------
Pro-BlendSM Conservative Term Series  $ 1,964,901  $ 2,516,797  $ 1,066,382  $ 1,435,415
Pro-BlendSM Moderate Term Series       15,894,825    9,018,906    9,721,638        5,229
Pro-BlendSM Extended Term Series       59,944,311   34,789,367   36,491,411   25,414,063
Pro-BlendSM Maximum Term Series        34,935,660    6,972,656   27,283,516    3,871,114


During the period, Pro-BlendSM Moderate Term Series and Pro-BlendSM Extended Term Series held shares of iShares MSCI Malaysia Index Fund and iShares MSCI Singapore Index Fund; such investments were not consistent with the investment restrictions of the Series. Each Series sold these securities prior to period-end, resulting in a realized gain of $2,915 and $12,323 for Pro-BlendSM Moderate Term Series and Pro-BlendSM Extended Term Series, respectively. The impact on each Series' total return from the realized gain on the sale of these investments was less than 0.01%.

5.  CAPITAL  STOCK  TRANSACTIONS

Transactions  in  Class  A  Shares:



                                                 FOR THE SIX MONTHS                FOR THE YEAR
                                                   ENDED 4/30/04                  ENDED 10/31/03
                                       -------------------------------------  --------------------------
                                             Shares              Amount         Shares        Amount
                                       -------------------  ----------------  -----------  -------------
Pro-BlendSM Conservative Term Series:
Sold                                              917,488   $    10,419,263    1,437,721   $ 16,006,000
Reinvested                                         61,898           686,455       28,247        310,001
Repurchased                                      (769,080)       (8,724,831)    (814,210)    (9,081,651)
                                       -------------------  ----------------  -----------  -------------
Total                                             210,306   $     2,380,887      651,758   $  7,234,350
                                       ===================  ================  ===========  =============


Pro-BlendSM Moderate Term Series:
Sold                                            2,352,804   $    27,144,799    2,581,488   $ 27,288,390
Reinvested                                        101,569         1,130,477       75,813        772,282
Repurchased                                    (1,411,885)      (16,124,211)  (1,127,440)   (11,766,751)
                                       -------------------  ----------------  -----------  -------------
Total                                           1,042,488   $    12,151,065    1,529,861   $ 16,293,921
                                       ===================  ================  ===========  =============


Notes  to  Financial  Statements  (unaudited)

Transactions  in  Class  A  Shares:



                                              FOR THE SIX MONTHS                FOR THE YEAR
                                                ENDED 4/30/04                  ENDED 10/31/03
                                   -------------------------------------  --------------------------

                                         Shares              Amount         Shares        Amount
                                   -------------------  ----------------  -----------  -------------
Pro-BlendSM Extended Term Series:
Sold                                        4,870,989   $    67,806,255    3,965,907   $ 48,958,151
Reinvested                                    179,483         2,403,283      205,951      2,443,689
Repurchased                                (2,555,714)      (35,185,457)  (1,777,142)   (21,480,109)
                                   -------------------  ----------------  -----------  -------------
Total                                       2,494,758   $    35,024,081    2,394,716   $ 29,921,731
                                   ===================  ================  ===========  =============


Pro-BlendSM Maximum Term Series:
Sold                                        2,012,908   $    28,877,330    3,977,751   $ 46,211,122
Reinvested                                      8,800           119,854       50,681        563,892
Repurchased                                (1,001,327)      (14,155,804)  (2,742,009)   (30,860,257)
                                   -------------------  ----------------  -----------  -------------
Total                                       1,020,381   $    14,841,380    1,286,423   $ 15,914,757
                                   ===================  ================  ===========  =============


The Advisor owned 26,912 shares of Pro-BlendSM Conservative Term Series (1.4% of shares outstanding) valued at $302,491 and 21,728 shares of Pro-BlendSM Maximum Term Series (0.3% of shares outstanding) valued at $316,142 on April 30, 2004.


6.  FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on April 30, 2004.

7.  FOREIGN  SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.  FEDERAL  INCOME  TAX  INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Each Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

Notes  to  Financial  Statements  (unaudited)

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2003 were as follows:




                  Pro-BlendSM   Pro-BlendSM   Pro-BlendSM   Pro-BlendSM
                  Conservative   Moderate      Extended      Maximum
                  Term Series   Term Series   Term Series   Term Series
                 -------------  ------------  ------------  ------------
Ordinary income  $     310,705  $    775,445  $  2,453,069  $    564,359


At October 31, 2003, the Pro-BlendSM Maximum Term Series had a capital loss carryover, disclosed below, available to the extent allowed by tax law to offset future net capital gain, if any, which will expire as follows:



Loss Carryover   Expiration Date
---------------  ------------------

$     4,645,723    October 31, 2010
$       132,473    October 31, 2011



At April 30, 2004, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



                                       PRO-BLENDSM CONSERVATIVE    PRO-BLENDSM MODERATE    PRO-BLENDSM EXTENDED
                                             TERM SERIES               TERM SERIES             TERM SERIES
                                      --------------------------  ----------------------  ----------------------
Cost for federal income tax purposes  $              21,398,930   $          79,786,130   $         244,812,693

Unrealized appreciation               $                 750,276   $           4,074,976   $          15,746,004
Unrealized depreciation                                (121,351)               (993,058)             (5,235,200)
                                      --------------------------  ----------------------  ----------------------
Net unrealized appreciation           $                 628,925   $           3,081,918   $          10,510,804
                                      ==========================  ======================  ======================


                                       PRO-BLENDSM MAXIMUM
                                          TERM  SERIES
                                      ---------------------
Cost for federal income tax purposes  $        109,012,542

Unrealized appreciation               $         11,492,957
Unrealized depreciation                         (3,499,927)
                                      ---------------------
Net unrealized appreciation           $          7,993,030
                                      =====================

Literature  Requests

PROXY  VOTING  POLICIES  AND  PROCEDURES
--------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request:

By  phone                             1-800-466-3863
On  the  Securities  and  Exchange
     Commission  (SEC)  web  site     http://www.sec.gov


PROXY  VOTING  RECORD
--------------------------------------------------------------------------------
Beginning no later than August 31, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request:

By  phone                          1-800-466-3863
On  the  SEC's  web  site          http://www.sec.gov


PROSPECTUS  AND  STATEMENT  OF  ADDITIONAL  INFORMATION  (SAI)
--------------------------------------------------------------------------------
The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. You may obtain these documents without charge, upon request:

By  phone                          1-800-466-3863
On  the  SEC's  web  site          http://www.sec.gov

ITEM  2:  CODE OF ETHICS

Not applicable for Semi-Annual reports.

ITEM  3:  AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for Semi-Annual reports.

ITEM  4:  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for Semi-Annual reports.

ITEM 5:  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM  6:  SCHEDULE OF INVESTMENTS

See Investment Portfolios under Item 1 on this Form N-CSR.

ITEM  7:  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM  9:  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The primary function of the Governance and Nominating Committee (the "Committee") is to identify and recommend individuals for membership on the Board. Shareholders may recommend candidates for Board following the procedures outlined as follows:

1. A stockholder or group of stockholders (referred to in either case as a "Nominating Stockholder") that, individually or as a group, has beneficially owned at least 5% of the Fund's common stock for at least two years prior to the date the Nominating Stockholder submits a candidate for nomination as a Director may submit one candidate to the Committee for consideration at an annual meeting of stockholders.
2. The Nominating Stockholder must submit any such recommendation (a "Stockholder Recommendation") in writing to the Fund, to the attention of the Secretary, at the address of the principal executive offices of the Fund.
3. The Stockholder Recommendation must be delivered to or mailed and received at the principal executive offices of the Fund not less than the date specified in a public notice by the Fund. Such public notice shall be made at least 30 calendar days prior to the deadline for submission of Stockholder Recommendations. Such public notice may be given in a stockholder report or other mailing to stockholders or by any other means deemed by the Committee or the Board of Directors to be reasonably calculated to inform stockholders.
4. The Stockholder Recommendation must include: (i) a statement in writing setting forth (A) the name, date of birth, business address and residence address of the person recommended by the Nominating Stockholder (the "candidate"); (B) any position or business relationship of the candidate, currently or within the preceding five years, with the Nominating Stockholder or an Associated Person of the Nominating Stockholder (as defined below); (C) the class or series and number of all shares of the Fund owned of record or beneficially by the candidate, as reported to such Nominating Stockholder by the candidate; (D) any other information regarding the candidate that is required to be disclosed about a nominee in a proxy statement or other filing required to be made in connection with the solicitation of proxies for election of Directors pursuant to Section 20 of the Investment Company Act of 1940, as amended (the "1940 Act") and the rules and regulations promulgated thereunder; (E) whether the Nominating Stockholder believes that the candidate is or will be an "interested person" of the Fund (as defined in the 1940 Act) and, if believed not to be an "interested person," information regarding the candidate that will be sufficient for the Fund to make such determination; and (F) information as to the candidate's knowledge of the investment company industry, experience as a director or senior officer of public companies, directorships on the boards of other registered investment companies and educational background ; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Director if elected; (iii) the written and signed agreement of the candidate to complete a directors' and officers' questionnaire if elected; (iv) the Nominating Stockholder's consent to be named as such by the Fund; (v) the class or series and number of all shares of the Fund owned beneficially and of record by the Nominating Stockholder and any Associated Person of the Nominating Stockholder and the dates on which such shares were acquired, specifying the number of shares owned beneficially but not of record by each, and stating the names of each as they appear on the Fund's record books and the names of any nominee holders for each; and (vi) a description of all arrangements or understandings between the Nominating Stockholder, the candidate and/or any other person or persons (including their names) pursuant to which the recommendation is being made by the Nominating Stockholder. "Associated Person of the Nominating Stockholder" as used in this paragraph 4 means any person required to be identified pursuant to clause (vi) and any other person controlling, controlled by or under common control with, directly or indirectly,
(a) the Nominating Stockholder or (b) any person required to be identified pursuant to clause (vi).
5. The Committee may require the Nominating Stockholder to furnish such other information as it may reasonably require or deem necessary to verify any information furnished pursuant to paragraph 4 above or to determine the qualifications and eligibility of the candidate proposed by the Nominating Stockholder to serve on the Board. If the Nominating Stockholder fails to provide such other information in writing within seven days of receipt of written request from the Committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and will not be considered, by the Committee.

ITEM 10:  CONTROLS  AND  PROCEDURES

(a) Based on their evaluation of the Funds' disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds' Principal Executive Officer and Principal Financial Officer have concluded that the Funds' disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds' officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the Funds' last fiscal half-year, there have been no changes in the Funds' internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds' internal control over financial reporting.

ITEM  11:  EXHIBITS

(a)(1)  Not applicable for Semi-Annual reports.

(a)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

(b) A certification of the Registrant's principal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as Ex99.906CERT. The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities
Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exeter  Fund,  Inc.


/s/  B.  Reuben  Auspitz
B.  Reuben  Auspitz
President  &  Principal  Executive  Officer  of  Exeter  Fund,  Inc.
June  29,  2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/  B.  Reuben  Auspitz
B.  Reuben  Auspitz
President  &  Principal  Executive  Officer  of  Exeter  Fund,  Inc.
June  29,  2004

/s/  Christine  Glavin
Christine  Glavin
Chief Financial Officer & Principal Financial Officer of Exeter Fund. Inc. June 29, 2004